UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. Bank of America Corporation One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 772-3864

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.8%
CALIFORNIA — 97.7%
CA ABAG Finance Authority for Nonprofit Corps.
	On LOK Senior Health Services,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.220% 08/01/38 (06/03/10) (a)(b)	4,200,000	4,200,000
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.300% 09/01/22 (06/03/10) (a)(b)	9,130,000	9,130,000
	0.300% 01/01/28 (06/03/10) (a)(b)	12,125,000	12,125,000
	0.330% 02/01/24 (06/03/10) (a)(b)	26,425,000	26,425,000
CA Contra Costa County
	Multi-Family Housing,
	Delta Square - Oxford LP,
	Series 1999 - H,
	LIQ FAC: FNMA
	0.280% 10/15/29 (06/03/10) (a)(b)	10,655,000	10,655,000
CA Corona
	Multi-Family Housing,
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.250% 02/01/25 (06/03/10) (a)(b)	5,995,000	5,995,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	0.250% 10/15/29 (06/03/10) (b)(c)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.250% 05/01/22 (06/01/10) (a)(b)	835,000	835,000
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank,
	LOC: California State Teachers’ Retirement System
	0.260% 05/01/22 (06/03/10) (a)(b)	8,585,000	8,585,000
	Series 2008 J-1,
	LOC: JPMorgan Chase Bank,
	LOC: California Public Employees Retirement
	0.250% 05/01/18 (06/01/10) (a)(b)	3,710,000	3,710,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.290% 12/01/11 (06/03/10) (a)(b)	3,840,000	3,840,000
	Series 2009,
	LIQ FAC: Morgan Stanley Municipal Funding
	0.290% 12/01/28 (06/03/10) (a)(b)(d)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.290% 08/01/28 (06/03/10) (a)(b)	5,585,000	5,585,000
	0.290% 08/01/29 (06/03/10) (a)(b)	16,385,000	16,385,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.290% 12/01/30 (06/03/10) (a)(b)	38,360,000	38,360,000
	0.290% 09/01/31 (06/03/10) (a)(b)	13,460,000	13,460,000
	0.290% 08/01/32 (06/03/10) (a)(b)	7,240,000	7,240,000
	0.290% 08/01/35 (06/03/10) (a)(b)	5,230,000	5,230,000
	0.290% 08/01/36 (06/03/10) (a)(b)	5,365,000	5,365,000
	0.290% 02/01/37 (06/03/10) (a)(b)	15,210,000	15,210,000
	0.290% 09/01/37 (06/03/10) (a)(b)	8,900,000	8,900,000
	0.290% 09/01/38 (06/03/10) (a)(b)	9,055,000	9,055,000
	0.290% 06/01/47 (06/03/10) (a)(b)	32,985,000	32,985,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.290% 04/01/48 (06/03/10) (a)(b)(d)	3,399,000	3,399,000
	GTY AGMT: Deutsche Bank AG:
	0.290% 09/01/29 (06/03/10) (a)(b)	4,025,000	4,025,000
	0.290% 06/01/35 (06/03/10) (a)(b)	1,640,000	1,640,000
	0.310% 11/01/38 (06/03/10) (a)(b)	2,695,000	2,695,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.240% 12/01/19 (06/03/10) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.240% 12/01/19 (06/03/10) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 10/01/34 (06/03/10) (a)(b)	5,250,000	5,250,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 09/01/33 (06/03/10) (a)(b)	7,490,000	7,490,000
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 08/01/31 (06/03/10) (a)(b)	30,950,000	30,950,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Series 2001 A,
	LIQ FAC: FNMA
	0.250% 02/15/31 (06/03/10) (a)(b)	5,095,000	5,095,000
CA Golden State Tobacco Securitization Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.310% 03/01/14 (06/03/10) (a)(b)(d)	31,800,000	31,800,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Golden West Schools Financing Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.540% 09/01/24 (06/03/10) (a)(b)	5,595,000	5,595,000
CA Health Facilities Financing Authority
	Adventist Health Systems West,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.230% 09/01/38 (06/01/10) (a)(b)	4,465,000	4,465,000
	Children’s Hospital of Orange County:
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.170% 11/01/38 (06/02/10) (a)(b)	7,100,000	7,100,000
	Series 2009 C,
	LOC: U.S. Bank N.A.
	0.170% 11/01/38 (06/02/10) (a)(b)	7,100,000	7,100,000
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.170% 11/01/34 (06/02/10) (a)(b)	23,200,000	23,200,000
CA Hemet Unified School District
	Certificates of Participation,
	Series 2006,
	LOC: State Street Bank & Trust Co.
	0.240% 10/01/36 (06/03/10) (a)(b)	6,000,000	6,000,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	LIQ FAC: FNMA
	0.250% 08/01/26 (06/03/10) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	American National Red Cross,
	Series 2008,
	LOC: U.S. Bank N.A.
	0.230% 09/01/34 (06/02/10) (a)(b)	9,000,000	9,000,000
	California Academy Sciences,
	Series 2008 C,
	LOC: Bank of Nova Scotia
	0.250% 09/01/38 (06/01/10) (a)(b)	14,315,000	14,315,000
	Pacific Gas & Electric Co.:
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.240% 11/01/26 (06/01/10) (a)(b)	20,695,000	20,695,000
	Series 2009 D,
	LOC: Wells Fargo Bank N.A.
	0.230% 12/01/16 (06/01/10) (a)(b)	4,245,000	4,245,000
CA Inland Valley Development Agency
	Series 1997,
	LOC: Union Bank of California N.A.
	0.260% 03/01/27 (06/02/10) (a)(b)	9,610,000	9,610,000
CA Livermore Redevelopment Agency
	Series 2009,
	LIQ FAC: FNMA
	0.240% 07/15/39 (06/03/10) (a)(b)	5,000,000	5,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Loma Linda Hospital Revenue
	Loma Linda University Medical Center,
	Series 2007 B-1,
	LOC: Union Bank of California N.A.
	0.270% 12/01/37 (06/03/10) (a)(b)	28,685,000	28,685,000
CA Los Angeles Community Redevelopment Agency
	Forest City Southpark,
	Multi-Family Housing,
	Series 1985,
	LIQ FAC: FNMA
	0.270% 12/15/24 (06/02/10) (a)(b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
	Willowbrook Partnership,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.270% 11/01/15 (06/02/10) (a)(b)	4,300,000	4,300,000
CA Los Angeles County
	Series 2009,
	2.500% 06/30/10	134,045,000	134,224,521
CA Los Angeles Department of Water & Power
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.290% 07/01/15 (06/03/10) (a)(b)	5,390,000	5,390,000
CA M-S-R Public Power Agency
	Series 2008 M,
	LOC: Dexia Credit Local
	0.330% 07/01/22 (06/01/10) (a)(b)	33,000,000	33,000,000
CA Metropolitan Water District of Southern California
	Series 2004 A-2,
	SPA: JPMorgan Chase Bank
	0.250% 07/01/23 (06/03/10) (a)(b)	10,230,000	10,230,000
	Waterworks Revenue,
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.290% 04/01/12 (06/03/10) (a)(b)	12,525,000	12,525,000
CA Morgan Hill Unified School District
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.290% 08/01/25 (06/03/10) (a)(b)	5,000,000	5,000,000
CA Northern California Gas Authority No. 1
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.340% 07/01/27 (06/03/10) (a)(b)	7,550,000	7,550,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Dexia Credit Local
	0.290% 07/01/32 (06/02/10) (a)(b)	28,500,000	28,500,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.410% 10/01/50 (06/03/10) (a)(b)	75,695,000	75,695,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Oakland-Alameda County Coliseum Authority Lease
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers Retirement System
	0.330% 02/01/25 (06/02/10) (a)(b)	10,000,000	10,000,000
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.290% 06/01/34 (06/03/10) (a)(b)	9,710,000	9,710,000
CA Pittsburg Redevelopment Agency
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement
	0.300% 09/01/35 (06/01/10) (a)(b)	1,360,000	1,360,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 06/01/15 (06/02/10) (a)(b)	4,650,000	4,650,000
	BP West Coast Products LLC,
	Series 2008,
	GTY AGMT: BP PLC
	0.250% 01/01/43 (06/01/10) (a)(b)	8,300,000	8,300,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	0.230% 02/01/13 (06/02/10) (a)(b)	14,400,000	14,400,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT:
	LIQ FAC: FHLMC
	0.410% 10/01/31 (06/03/10) (a)(b)	27,565,000	27,565,000
	LIQ FAC: FHLMC
	0.410% 12/01/46 (06/03/10) (a)(b)	78,581,000	78,581,000
	Series 2007:
	GTY AGMT: Dexia Credit Local
	0.540% 02/01/18 (06/03/10) (a)(b)	5,655,000	5,655,000
	GTY AGMT: Dexia Credit Local
	0.540% 12/01/35 (06/03/10) (a)(b)	10,300,000	10,300,000
	LOC: Dexia Credit Local
	0.540% 03/01/16 (06/03/10) (a)(b)	13,245,000	13,245,000
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.410% 05/01/44 (06/03/10) (a)(b)	12,175,000	12,175,000
	Series 2008,
	GTY AGMT: FHLMC
	0.410% 04/01/44 (06/03/10) (a)(b)	16,265,000	16,265,000
CA Riverside County Asset Leasing Corp.
	Series 2008 A,
	LOC: Union Bank of California N.A.
	0.260% 11/01/32 (06/02/10) (a)(b)	17,000,000	17,000,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Sacramento County Sanitation District
	Series 2008 A,
	LOC: Societe Generale:
	0.290% 12/01/35 (06/03/10) (a)(b)	32,100,000	32,100,000
	0.290% 12/01/35 (06/03/10) (a)(b)(d)	2,500,000	2,500,000
	Series 2008 E,
	LOC: U.S. Bank N.A.
	0.260% 12/01/40 (06/02/10) (a)(b)	5,000,000	5,000,000
CA Sacramento Municipal Utility District
	Series J,
	LOC: Bank of New York & California State Teachers’ Retirement System
	0.310% 07/09/10	51,000,000	51,000,000
CA Sacramento Suburban Water District
	Series 2009 A,
	LOC: Sumitomo Mitsui Banking
	0.260% 11/01/34 (06/02/10) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	LIQ FAC: FNMA
	0.280% 05/15/31 (06/03/10) (a)(b)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985 B,
	LIQ FAC: FNMA
	0.280% 05/15/30 (06/03/10) (a)(b)	3,500,000	3,500,000
CA San Bernardino Flood Control District
	Series 2008,
	LOC: UBS AG
	0.250% 08/01/37 (06/03/10) (a)(b)	6,400,000	6,400,000
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing,
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	0.600% 12/01/16 (06/03/10) (a)(b)	5,000,000	5,000,000
CA San Joaquin County
	0.270% 06/09/10	10,000,000	10,000,000
CA San Jose Financing Authority Lease
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.290% 06/01/11 (06/03/10) (a)(b)	12,005,000	12,005,000
CA School Cash Reserve Program Authority
	Series 2009 A-10:
	2.500% 07/01/10	16,580,000	16,605,726
	LOC: U.S. Bank N.A.
	2.500% 07/01/10	13,380,000	13,401,542
CA Southern Public Power Authority
	Power Project Revenue,
	Series 1991,
	LOC: Lloyds TSB Bank PLC
	0.320% 07/01/19 (06/02/10) (a)(b)	6,555,000	6,555,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Statewide Communities Development Authority
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	0.300% 12/31/32 (06/02/10) (a)(b)	5,000,000	5,000,000
	Kaiser Permanente:
	Series B-5,
	0.310% 08/12/10	30,000,000	30,000,000
	Series 9B-3,
	0.400% 11/05/10	50,000,000	50,000,000
	Series 2008-C,
	0.400% 12/10/10	30,000,000	30,000,000
	Series 2009-D
	0.400% 12/08/10	15,000,000	15,000,000
	Museum Associates,
	Series 2008 D,
	LOC: Wells Fargo Bank N.A.
	0.250% 12/01/34 (06/01/10) (a)(b)	2,450,000	2,450,000
	NMS Broadway LP,
	Series 2010 A,
	LOC: East West Bank,
	LOC: Federal Home Loan Bank
	0.260% 04/01/50 (06/03/10) (a)(b)	4,800,000	4,800,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	0.320% 02/01/35 (06/03/10) (a)(b)	13,415,000	13,415,000
	Rady Children’s Hospital,
	Series 2008 D,
	LOC: Wachovia Bank N.A.
	0.250% 08/15/41 (06/01/10) (a)(b)	13,320,000	13,320,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs & Company
	0.340% 05/01/39 (06/03/10) (a)(b)	53,740,000	53,740,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 07/01/15 (06/03/10) (a)(b)	9,245,000	9,245,000
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.320% 05/15/25 (06/03/10) (a)(b)	2,570,000	2,570,000
	Series 2008 R,
	LIQ FAC: Citibank N.A.
	0.290% 09/01/34 (06/03/10) (a)(b)(d)	10,035,000	10,035,000
	Series 2008:
	GTY AGMT: Wells Fargo & Company
	0.290% 07/01/30 (06/03/10) (a)(b)	10,015,000	10,015,000
	LIQ FAC: Citibank N.A.:
	0.290% 04/01/26 (06/03/10) (a)(b)	4,900,000	4,900,000
	0.290% 11/15/32 (06/03/10) (a)(b)	6,860,000	6,860,000
CA State
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers’ Retirement System
	0.310% 05/01/34 (06/01/10) (a)(b)	14,800,000	14,800,000
	Series 2004 A6,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.250% 05/01/34 (06/03/10) (a)(b)	5,120,000	5,120,000
	Series 2004 B3,
	LOC: Citibank N.A.
	0.250% 05/01/34 (06/01/10) (a)(b)	14,800,000	14,800,000
	Series 2004 C4,
	LOC: JPMorgan Chase & Co.
	0.250% 07/01/23 (06/01/10) (a)(b)	3,000,000	3,000,000
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.540% 04/01/17 (06/03/10) (a)(b)	6,000,000	6,000,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.540% 02/01/25 (06/03/10) (a)(b)	10,405,000	10,405,000
	Series 2008,
	LOC: Dexia Credit Local
	0.390% 08/01/27 (06/03/10) (a)(b)	33,640,000	33,640,000
CA Union City
	Multi-Family Housing,
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.320% 12/15/26 (06/03/10) (a)(b)	7,970,000	7,970,000
CA University of California
	Series 2008,
	LIQ FAC: Citibank N.A.:
	0.290% 05/01/16 (06/03/10) (a)(b)	7,045,000	7,045,000
	0.290% 05/15/31 (06/03/10) (a)(b)	6,880,000	6,880,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank of California N.A.
	0.300% 07/01/33 (06/02/10) (a)(b)	14,925,000	14,925,000
CALIFORNIA TOTAL			1,627,476,789
PUERTO RICO — 1.1%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotiabank
	0.230% 07/01/28 (06/02/10) (a)(b)	5,500,000	5,500,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Pre-refunded 10/01/10,
	5.500% 10/01/40	8,000,000	8,220,009
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.580% 08/01/42 (06/03/10) (a)(b)	3,750,000	3,750,000
PUERTO RICO TOTAL			17,470,009

	Total Municipal Bonds (cost of $1,644,946,798)		1,644,946,798

8

		Par ($)	Value ($)
Municipal Preferred Stock — 1.0
CALIFORNIA — 1.0
Nuveen Insured California Premium Income Municipal Fund, Inc.
	Series 1,
	LIQ FAC: Deutsche Bank A.G.
	0.410% 03/01/40 (06/03/10) (a)(b)(d)	16,200,000	16,200,000
CALIFORNIA TOTAL			16,200,000

	Total Municipal Preferred Stock (cost of $16,200,000)		16,200,000

	Total Investments(e) — 99.8% (cost of $1,661,146,798)		1,661,146,798

	Other Assets & Liabilities, Net — 0.2%		4,158,694

	Net Assets — 100.0%		1,665,305,492

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(b)	Parenthetical date represents the effective maturity date for the security.
(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2010.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $75,844,000, which represents 4.6% of net assets.

(e)	Cost for federal income tax purposes is $1,661,146,798.

Acronym	Name

AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Commercial Paper (a)— 31.5%
Argento Variable Funding Co. LLC
	0.320% 07/01/10 (b)	70,000,000	69,981,333
	0.340% 07/01/10 (b)	91,000,000	90,974,217
	0.350% 08/02/10 (b)	45,000,000	44,972,875
	0.360% 08/03/10 (b)	92,000,000	91,942,040
Atlantis One Funding Corp.
	0.280% 07/06/10 (b)	58,000,000	57,984,211
	0.300% 07/01/10 (b)	168,000,000	167,958,000
	0.305% 07/13/10 (b)	103,000,000	102,963,349
	0.310% 07/07/10 (b)	197,000,000	196,938,930
	0.310% 07/19/10 (b)	83,000,000	82,965,693
BNZ International Funding Ltd.
	0.270% 06/30/10 (b)	58,750,000	58,737,222
	0.570% 08/13/10 (b)	66,000,000	65,923,715
	0.600% 08/27/10 (b)	61,000,000	60,911,550
Cancara Asset Securitisation LLC
	0.270% 06/17/10 (b)	288,750,000	288,715,350
	0.310% 07/19/10 (b)	58,000,000	57,976,027
	0.310% 07/20/10 (b)	85,250,000	85,214,029
Chariot Funding LLC
	0.400% 07/20/10 (b)	58,000,000	57,968,422
Citigroup Funding, Inc.
	0.290% 06/03/10	8,000,000	7,999,871
	0.290% 06/04/10	250,000,000	249,993,958
Clipper Receivables Co. LLC
	0.280% 07/01/10 (b)	142,000,000	141,966,867
Fairway Finance LLC
	0.450% 08/09/10 (b)	31,250,000	31,223,047
Falcon Asset Securitization Co. LLC
	0.210% 07/01/10 (b)	5,000,000	4,999,125
	0.210% 07/06/10 (b)	50,000,000	49,989,792
	0.400% 07/20/10 (b)	16,000,000	15,991,289
	0.450% 08/18/10 (b)	66,000,000	65,935,650
	0.460% 08/24/10 (b)	106,700,000	106,585,475
FCAR Owner Trust
	0.310% 07/01/10	431,200,000	431,088,607
	0.310% 07/02/10	29,000,000	28,992,259
	0.390% 08/03/10	30,000,000	29,979,525
Gemini Securitization Corp. LLC
	0.550% 08/26/10 (b)	90,000,000	89,881,750
	0.550% 08/27/10 (b)	44,000,000	43,941,517

1

		Par ($)	Value ($)
Commercial Paper (a)— (continued)
General Electric Capital Corp.
	0.220% 07/02/10	75,000,000	74,985,792
	0.260% 07/02/10	118,000,000	117,973,581
	0.260% 07/09/10	190,000,000	189,947,855
	0.400% 08/13/10	90,000,000	89,927,000
	0.420% 08/17/10	41,000,000	40,963,168
	0.480% 08/25/10	124,000,000	123,859,467
Govco LLC
	0.230% 06/01/10 (b)	100,000,000	100,000,000
	0.230% 06/02/10 (b)	14,000,000	13,999,911
	0.260% 06/14/10 (b)	52,000,000	51,995,118
	0.260% 06/15/10 (b)	125,000,000	124,987,361
	0.270% 06/25/10 (b)	121,000,000	120,978,220
	0.280% 06/29/10 (b)	46,000,000	45,989,982
Grampian Funding LLC
	0.260% 06/01/10 (b)	109,000,000	109,000,000
	0.320% 07/16/10 (b)	160,000,000	159,936,000
	0.320% 07/19/10 (b)	14,750,000	14,743,707
Johnson & Johnson
	0.200% 06/10/10 (b)	115,000,000	114,994,250
Liberty Street Funding LLC
	0.430% 07/19/10 (b)	63,000,000	62,963,880
LMA Americas LLC
	0.260% 06/15/10 (b)	37,000,000	36,996,259
Market Street Funding Corp.
	0.300% 07/19/10 (b)	51,056,000	51,035,578
	0.440% 08/10/10 (b)	13,000,000	12,988,878
	0.470% 08/16/10 (b)	15,000,000	14,985,117
MetLife Short Term Funding LLC
	0.270% 07/07/10 (b)	110,000,000	109,970,300
	0.300% 06/14/10 (b)	6,000,000	5,999,350
	0.300% 07/19/10 (b)	37,000,000	36,985,200
	0.310% 07/12/10 (b)	37,170,000	37,156,877
	0.380% 06/07/10 (b)	47,541,000	47,537,989
	0.470% 08/30/10 (b)	44,249,000	44,197,007
	0.520% 08/23/10 (b)	88,000,000	87,894,498
Nestle Capital Corp.
	0.300% 09/07/10 (b)	144,000,000	143,882,400
Nestle Finance International Ltd.
	0.270% 08/24/10	76,000,000	75,952,120

2

		Par ($)	Value ($)
Commercial Paper (a)— (continued)
Royal Park Investments Funding Corp.
	0.300% 07/07/10 (b)	38,650,000	38,638,405
	0.300% 07/12/10 (b)	15,000,000	14,994,875
	0.320% 07/15/10 (b)	181,000,000	180,929,209
	0.320% 07/20/10 (b)	182,000,000	181,920,729
	0.330% 07/26/10 (b)	53,000,000	52,973,279
Santander Central Hispano Finance Delaware, Inc.
	0.280% 07/21/10	296,000,000	295,884,889
Societe de Prise de Participation de l’Etat
	0.570% 08/26/10 (b)	122,000,000	121,833,877
Straight-A Funding LLC
	0.350% 07/16/10 (b)	121,000,000	120,947,062
	0.410% 08/16/10 (b)	30,040,000	30,013,999
Thunder Bay Funding LLC
	0.470% 08/20/10 (b)	21,050,000	21,028,014
Toyota Credit Canada, Inc.
	0.360% 06/10/10	27,000,000	26,997,570
	0.360% 06/16/10	19,250,000	19,247,112
	0.380% 06/23/10	5,000,000	4,998,839
	0.380% 06/24/10	50,000,000	49,987,861
	0.580% 08/19/10	32,000,000	31,959,271
	0.600% 08/23/10	33,000,000	32,954,350
Toyota Financial Services de Puerto Rico, Inc.
	0.360% 06/07/10	29,000,000	28,998,260
	0.450% 07/19/10	33,000,000	32,980,200
Toyota Motor Credit Corp.
	0.360% 06/07/10	20,000,000	19,998,800
	0.360% 06/09/10	150,000,000	149,988,000
	0.400% 07/02/10	122,000,000	121,957,978
	0.400% 07/12/10	37,250,000	37,233,030
	0.400% 07/14/10	109,000,000	108,947,922
	0.490% 08/04/10	130,000,000	129,886,755
	0.500% 08/02/10	66,000,000	65,943,167
	0.540% 08/18/10	99,000,000	98,884,170
	0.560% 08/20/10	64,000,000	63,920,355
	0.570% 08/20/10	90,500,000	90,385,367

	Total Commercial Paper (cost of $7,317,955,905)		7,317,955,905

Certificates of Deposit — 29.2%
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 06/04/10	171,000,000	171,000,000
	0.250% 06/10/10	143,000,000	143,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.280% 06/23/10	144,000,000	144,000,000
	0.300% 06/18/10	145,000,000	145,000,000
	0.300% 06/21/10	174,000,000	174,000,000
Barclays Bank PLC
	0.300% 07/09/10	246,000,000	246,000,000
	0.400% 09/13/10	152,250,000	152,250,000
BNP Paribas
	0.240% 06/10/10	297,000,000	297,000,000
	0.240% 06/11/10	215,000,000	215,000,000
Caisse des Depots et Consignations
	0.320% 07/13/10	40,000,000	40,000,000
	0.320% 07/15/10	100,000,000	100,000,000
	0.320% 07/26/10	279,000,000	279,000,000
	0.450% 10/13/10	40,000,000	40,000,000
	0.460% 10/15/10	100,000,000	100,000,000
	0.470% 10/20/10	168,000,000	168,000,000
Credit Agricole SA
	0.300% 07/26/10	295,000,000	295,000,000
	0.300% 08/02/10	200,000,000	200,000,000
	0.320% 08/19/10	145,000,000	145,000,000
	0.320% 08/23/10	230,000,000	230,000,000
Credit Industriel et Commercial
	0.405% 06/02/10	427,000,000	427,000,059
	0.410% 06/17/10	343,000,000	343,000,762
Credit Suisse/New York NY
	0.420% 07/27/10	122,000,000	122,000,000
Deutsche Bank AG
	0.300% 07/20/10	351,000,000	351,000,000
Dexia Credit Local S.A.
	0.310% 06/02/10	208,500,000	208,500,000
	0.310% 06/04/10	246,500,000	246,500,000
HSBC Bank PLC
	0.320% 08/25/10	287,000,000	287,000,000
Natixis/New York NY
	0.450% 06/21/10	234,000,000	234,000,000
	0.450% 06/25/10	146,100,000	146,100,000
	0.460% 06/22/10	195,500,000	195,500,000
Societe Generale NY
	0.340% 08/02/10	169,000,000	169,000,000
	0.345% 08/02/10	25,000,000	25,000,215
	0.345% 08/04/10	53,000,000	53,000,471

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Sumitomo Mitsui Banking Corp./New York
	0.420% 07/01/10	99,000,000	99,000,824
Toronto-Dominion
	0.260% 07/14/10	152,000,000	151,999,992
UBS AG/Stamford CT
	0.420% 06/14/10	261,000,000	261,000,000
	0.550% 08/26/10	62,000,000	62,000,000
	0.570% 08/30/10	119,500,000	119,500,000

	Total Certificates of Deposit (cost of $6,785,352,323)
			6,785,352,323
Government & Agency Obligations — 17.4%
U.S. Government Agencies — 13.7%
Federal Farm Credit Bank
	0.215% 07/20/11 (07/20/10) (c)(d)	135,000,000	134,998,959
Federal Home Loan Bank
	0.148% 10/29/10 (07/30/10) (c)(d)	108,000,000	107,997,259
	0.160% 11/05/10 (08/07/10) (c)(d)	231,000,000	230,970,164
	0.200% 07/14/10 (e)	85,000,000	84,979,694
Federal Home Loan Mortgage Corp.
	0.180% 07/07/10 (e)	129,750,000	129,726,645
	0.195% 07/19/10 (e)	37,362,000	37,352,286
	0.200% 07/02/10 (e)	68,000,000	67,988,289
	0.200% 07/06/10 (e)	111,000,000	110,978,417
	0.200% 07/21/10 (e)	80,750,000	80,727,569
	0.204% 02/01/11 (08/01/10) (c)(d)	345,000,000	345,028,024
	0.210% 07/23/10 (e)	147,000,000	146,955,410
	0.300% 11/23/10 (e)	119,885,000	119,710,168
	0.310% 11/10/10 (e)	112,000,000	111,843,760
	0.324% 03/09/11 (06/09/10) (c)(d)	889,000,000	890,516,698
	0.342% 04/07/11 (07/07/10) (c)(d)	493,000,000	493,102,099
	0.388% 01/28/11 (07/30/10) (c)(d)	15,000,000	15,022,339
Federal National Mortgage Association
	0.200% 07/01/10 (e)	30,000,000	29,995,000
	0.210% 07/12/10 (e)	10,000,000	9,997,608
	0.250% 10/01/10 (e)	30,000,000	29,974,583
U.S. GOVERNMENT AGENCIES TOTAL			3,177,864,971
U.S. Government Obligations — 3.7%
U.S. Treasury Bills
	0.150% 07/15/10 (e)	153,000,000	152,971,950
	0.180% 08/26/10 (e)	80,000,000	79,965,600
	0.200% 07/01/10 (e)	114,000,000	113,981,000
	0.230% 09/23/10 (e)	118,000,000	117,914,057
	0.265% 10/07/10 (e)	140,000,000	139,868,089

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
1.250% 11/30/10 (e)	69,000,000	69,341,142
U.S. Treasury Note
2.000% 09/30/10 (e)	184,000,000	184,976,811
U.S. GOVERNMENT OBLIGATIONS TOTAL		859,018,649

Total Government & Agency Obligations (cost of $4,036,883,620)		4,036,883,620

Municipal Bonds (d)(f)— 1.4%
COLORADO — 0.5%
CO Colorado Springs
Series 2002 C,
SPA: State Street Bank & Trust Co.
0.350% 11/01/27 (06/03/10)	1,250,000	1,250,000
CO Housing & Finance Authority
Class 2004 B1,
SPA: Dexia Credit Local
0.350% 11/01/34 (06/02/10)	5,050,000	5,050,000
Series 1996,
LIQ FAC: FNMA
0.300% 10/15/16 (06/02/10)	7,160,000	7,160,000
Series 2001 AA1,
LOC: FNMA,
LOC: FHLMC
0.300% 05/01/41 (06/02/10)	3,000,000	3,000,000
Series 2002 A1,
SPA: FHLB
0.360% 11/01/13 (06/02/10)	1,410,000	1,410,000
Series 2002,
LOC: FNMA,
LOC: FHLMC
0.360% 11/01/36 (06/02/10)	4,430,000	4,430,000
Series 2003 A-2,
SPA: FHLB
0.340% 10/01/33 (06/02/10)	6,800,000	6,800,000
Series 2003 A-1:
LOC: FNMA,
LOC: FHLMC
0.360% 11/01/30 (06/02/10)	2,255,000	2,255,000
Series 2003 A-3,
SPA: FHLB
0.340% 10/01/33 (06/02/10)	10,310,000	10,310,000
Series 2004 A1,
SPA: FHLB
0.330% 10/01/34 (06/02/10)	21,710,000	21,710,000
Series 2005 B-1,
SPA: FHLB
0.300% 04/01/40 (06/02/10)	6,890,000	6,890,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.350% 11/01/36 (06/02/10)	7,850,000	7,850,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC

6

		Par ($)	Value ($)
Municipal Bonds (d)(f)— (continued)
COLORADO — (continued)
	0.350% 11/01/36 (06/02/10)	7,850,000	7,850,000
	Series 2006 CL1,
	SPA: FHLB
	0.340% 11/01/36 (06/02/10)	3,000,000	3,000,000
	Series 2007 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 11/01/37 (06/02/10)	13,110,000	13,110,000
	Series 2008 A1,
	SPA: FHLB
	0.300% 04/01/29 (06/02/10)	13,865,000	13,865,000
	Series 2008 C1,
	SPA: FHLB
	0.300% 10/01/38 (06/02/10)	8,000,000	8,000,000
COLORADO TOTAL			123,940,000
FLORIDA — 0.0%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Series 2007,
	LOC: TD Bank N.A.
	0.350% 07/01/37 (06/03/10)	10,000,000	10,000,000
FLORIDA TOTAL			10,000,000
IDAHO — 0.0%
ID Housing & Finance Association
	Series 2007 F-2,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 01/01/39 (06/02/10)	2,250,000	2,250,000
IDAHO TOTAL			2,250,000
ILLINOIS — 0.1%
IL Bridgeview
	Series 2008 B1,
	LOC: Northern Trust Co.
	0.350% 12/01/38 (06/02/10)	7,500,000	7,500,000
IL Midwestern University Foundation
	Series 2009 A,
	LOC: Royal Bank of Canada
	0.320% 04/01/44 (06/03/10)	10,000,000	10,000,000
ILLINOIS TOTAL			17,500,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.320% 07/01/34 (06/03/10)	8,000,000	8,000,000
	Series 2007 G,
	SPA: FHLB
	0.310% 01/01/38 (06/03/10)	3,000,000	3,000,000
IOWA TOTAL			11,000,000

7

		Par ($)	Value ($)
Municipal Bonds (d)(f)— (continued)
MICHIGAN — 0.2%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.340% 12/01/38 (06/02/10)	38,700,000	38,700,000
MICHIGAN TOTAL			38,700,000
MINNESOTA — 0.0%
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank NA
	0.340% 05/01/26 (06/03/10)	1,395,000	1,395,000
MN Office of Higher Education
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.330% 12/01/43 (06/03/10)	3,700,000	3,700,000
MINNESOTA TOTAL			5,095,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.350% 06/01/41 (06/02/10)	4,000,000	4,000,000
NEW HAMPSHIRE TOTAL			4,000,000
NEW YORK — 0.0%
NY New York City Housing Development Corp.
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.350% 01/01/16 (06/03/10)	9,600,000	9,600,000
NEW YORK TOTAL			9,600,000
NORTH CAROLINA — 0.0%
NC Catawba
	Series 2009,
	LOC: Branch Banking & Trust
	0.400% 10/01/34 (06/03/10)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.2%
OR Housing & Community Services Department
	Series 2005 C,
	SPA: State Street Bank & Trust Co.
	0.300% 07/01/35 (06/02/10)	10,500,000	10,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 07/01/36 (06/03/10)	5,000,000	5,000,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.

8

		Par ($)	Value ($)
Municipal Bonds (d)(f)— (continued)
OREGON — (continued)
	0.290% 07/01/37 (06/03/10)	20,000,000	20,000,000
OREGON TOTAL			35,500,000
TEXAS — 0.2%
TX State
	Series 2003 I,
	SPA: Dexia Credit Local
	0.360% 06/01/21 (06/02/10)	4,900,000	4,900,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.360% 12/01/24 (06/01/10)	2,250,000	2,250,000
	Series 2005 B,
	SPA: National Australia Bank
	0.350% 06/01/45 (06/03/10)	3,025,000	3,025,000
	Series 2006 C,
	SPA: Dexia Credit Local
	0.450% 12/01/27 (06/02/10)	1,605,000	1,605,000
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.350% 06/01/31 (06/02/10)	9,700,000	9,700,000
	Series 2010 B,
	SPA: Sumitomo Mitsui Banking
	0.350% 12/01/31 (06/02/10)	12,150,000	12,150,000
TEXAS TOTAL			33,630,000
VIRGINIA — 0.0%
VA Falls Church Economic Development Authority
	Tax Analysts,
	Series 2006 B,
	LOC: Citibank N.A.
	0.380% 07/01/21 (06/02/10)	1,600,000	1,600,000
VIRGINIA TOTAL			1,600,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2007 D,
	SPA: Fortis Bank SA/NV:
	0.410% 09/01/27 (06/02/10)	13,500,000	13,500,000
	0.410% 09/01/34 (06/02/10)	5,600,000	5,600,000
	WISCONSIN TOTAL		19,100,000

	Total Municipal Bonds (cost of $317,265,000)		317,265,000

Time Deposits — 2.0%
Deutsche Bank AG
	0.160% 06/01/10	166,537,000	166,537,000
Societe Generale
	0.220% 06/01/10	300,000,000	300,000,000

	Total Time Deposits (cost of $466,537,000)		466,537,000

9

	Par ($)	Value ($)
Corporate Bond — 0.0%
Metropolitan Life Global Funding I
1.034% 06/25/10 (b)	6,040,000	6,042,911

Total Corporate Bond (cost of $6,042,911)		6,042,911

Repurchase Agreements — 18.5%
Repurchase agreement with Barclays Capital, dated 04/05/10, due 06/04/10, at 0.330%, collateralized by corporate bonds with various maturities to 04/15/20, market value $183,750,000 (repurchase proceeds $175,096,250)	175,000,000	175,000,000
Repurchase agreement with Barclays Capital, dated 05/28/10, due 06/01/10, at 0.200%, collateralized by U.S. Government Agencies obligations with various maturities to 07/15/20, market value $413,607,398 (repurchase proceeds $405,506,011)	405,497,000	405,497,000
Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agencies obligations with various maturities to 10/15/51, market value $103,020,000 (repurchase proceeds $101,002,244)	101,000,000	101,000,000
Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.350%, collateralized by corporate bonds with various maturities to 03/09/20, market value $231,000,000 (repurchase proceeds $220,008,556)	220,000,000	220,000,000
Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10, at 0.210%, collateralized by U.S. Government Agencies obligations with various maturities to 01/15/53, market value $198,711,301 (repurchase proceeds $194,819,546)	194,815,000	194,815,000
Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10, at 0.250%, collateralized by U.S. Government Agencies obligations with various maturities to 10/15/51, market value $204,000,000 (repurchase proceeds $200,005,556)	200,000,000	200,000,000
Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10 at 0.320%, collateralized by corporate bonds with various maturities to 05/01/20, market value $140,694,463 (repurchase proceeds $134,004,764)	134,000,000	134,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10, at 0.190%, collateralized by a U.S. Treasury obligation maturing 04/30/11, market value $144,840,060 (repurchase proceeds $142,002,998)	142,000,000	142,000,000
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10, at 0.200%, collateralized by U.S. Government Agencies obligations with various maturities to 04/01/50, market value $204,000,000 (repurchase proceeds $200,004,444)	200,000,000	200,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 04/21/10, due 07/21/10 at 0.460%, collateralized by corporate bonds with various maturities to 12/01/19, market value $213,261,668 (repurchase proceeds $203,236,044)	203,000,000	203,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/03/10, due 07/30/10 at 0.500%, collateralized by corporate bonds with various maturities to 03/15/20 market value $154,412,170 (repurchase proceeds $147,179,667)	147,000,000	147,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/10/10, due 07/09/10 at 0.480%, collateralized by corporate bonds with various maturities to 05/01/20, market value $144,942,505 (repurchase proceeds $138,110,400)	138,000,000	138,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/28/10, due 06/01/10, at 0.200%, collateralized by U.S. Government Agencies obligations with various maturities to 06/01/40, market value $408,009,067 (repurchase proceeds $400,008,889)	400,000,000	400,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/10/10, due 06/09/10 at 0.440%, collateralized by corporate bonds with various maturities to 06/01/19, market value $115,502,992 (repurchase proceeds $110,040,333)	110,000,000	110,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/27/10, due 07/06/10, at 0.450%, collateralized by corporate bonds with various maturities to 04/01/19, market value $64,054,713 (repurchase proceeds $61,030,500)	61,000,000	61,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/28/10, due 06/01/10 at 0.370%, collateralized by corporate bonds with various maturities to 12/15/19, market value $176,403,946 (repurchase proceeds $168,006,907)	168,000,000	168,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Morgan Stanley, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agencies obligations with various maturities to 05/01/40, market value $176,241,015 (repurchase proceeds $172,339,830)	172,336,000	172,336,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.340%, collateralized by corporate bonds and commercial papers with various maturities to 04/21/20, market value $462,400,001 (repurchase proceeds $444,016,773)	444,000,000	444,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10, at 0.220%, collateralized by U.S. Government Agencies obligations with various maturities to 05/20/40, market value $190,740,000 (repurchase proceeds $187,004,571)	187,000,000	187,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 05/28/10, due 06/01/10, at 0.210%, collateralized by U.S. Government Agencies obligations with various maturities to 11/15/48, market value $40,800,900 (repurchase proceeds $39,997,933)	39,997,000	39,997,000
	Repurchase agreement with Societe Generale, dated 05/28/10, due 06/01/10, at 0.210%, collateralized by U.S. Government Agencies obligations with various maturities to 02/01/40, market value $274,380,000 (repurchase proceeds $269,006,277)	269,000,000	269,000,000
	Repurchase agreement with UBS Warburg AG, dated 05/28/10, due 06/01/10 at 0.320%, collateralized by corporate bonds with various maturities to 02/15/19, market value $18,900,259 (repurchase proceeds $18,000,640)	18,000,000	18,000,000
	Repurchase agreement with UBS Warburg AG, dated 05/28/10, due 06/01/10, at 0.210%, collateralized by U.S. Government Agencies obligations with various maturities to 05/15/40, market value $167,281,412 (repurchase proceeds $164,003,827)	164,000,000	164,000,000

	Total Repurchase Agreements (cost of $4,293,645,000)		4,293,645,000

12

Total Investments — 100.0% (cost of $23,223,681,759)(g)	23,223,681,759

Other Assets & Liabilities, Net — 0.0%	(1,554,216)

Net Assets — 100.0%	23,222,127,543

Notes to Investment Portfolio:
*

Security Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

13

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

The following table reconciles asset balances for the nine months ended May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010
Corporate Bonds	$435,096,338	$—	$(3,664,879)	$—	$(431,431,459)	$—	$—	$—
Capital Support Agreement	599,700,000	—	(599,700,000)	—	—	—	—	—
Total	$1,034,796,338	$—	$(603,364,879)	$—	$(431,431,459)	$—	$—	$—

The Fund’s Capital Support Agreement was terminated effective October 8, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $4,451,181,717, which represents 19.2% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(g)	Cost for federal income tax purposes is $23,223,681,759.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.8%
CONNECTICUT — 79.0%
CT Barclays Capital Municipal Trust Receipts
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.300% 02/15/26 (06/03/10) (a)(b)(c)(d)	3,195,000	3,195,000
CT Bethel
	Series 2009,
	1.500% 11/29/10	3,000,000	3,015,097
CT Development Authority
	CIL Realty, Inc.,
	Series 1990,
	LOC: HSBC Bank USA N.A.
	0.250% 07/01/15 (06/02/10) (b)(c)(d)	2,670,000	2,670,000
	Embraer Aircraft Holding,
	Series 2010 A,
	LOC: Citibank N.A.
	0.270% 10/01/37 (06/02/10) (b)(c)(d)	2,760,000	2,760,000
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.460% 05/01/21 (06/03/10) (b)(c)(d)	985,000	985,000
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.290% 08/01/23 (06/02/10) (b)(c)(d)	7,000,000	7,000,000
CT East Lyme
	Series 2010,
	1.500% 02/09/11	1,800,000	1,814,663
CT Greenwich
	Series 2010,
	1.500% 01/27/11	8,000,000	8,064,510
CT Health & Educational Facilities Authority
	Ashlar Village, Inc.,
	Series 2007 D,
	LOC: Wells Fargo Bank N.A.
	0.290% 07/01/37 (06/01/10) (b)(c)(d)	3,115,000	3,115,000
	Danbury Hospital,
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.240% 07/01/36 (06/03/10) (b)(c)(d)	285,000	285,000
	Hebrew Life Choices, Inc.,
	Series 2007 B,
	LOC: TD Banknorth N.A.
	0.210% 07/01/37 (06/02/10) (b)(c)(d)	6,000,000	6,000,000
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Co.
	0.220% 07/01/30 (06/03/10) (b)(c)(d)	5,500,000	5,500,000
	Series 2010,
	LIQ FAC: Citibank N.A.:
	0.290% 11/15/17 (06/03/10) (a)(b)(c)(d)	1,865,000	1,865,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.300% 01/01/18 (06/03/10) (a)(b)(c)(d)	7,005,000	7,005,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.290% 07/01/47 (06/03/10) (b)(c)(d)	6,665,000	6,665,000
	Taft School,
	Series 2000 E,
	LOC: Wachovia Bank N.A.
	0.300% 07/01/30 (06/02/10) (b)(c)(d)	4,400,000	4,400,000
	Yale University,
	Series S-1,
	0.230% 06/10/10	5,000,000	5,000,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/32 (06/03/10) (b)(c)(d)	3,145,000	3,145,000
	Series 2005, AMT,
	LIQ FAC: Citibank N.A.
	0.350% 11/15/10 (06/03/10) (b)(c)(d)	3,475,000	3,475,000
	Series 2007, AMT,
	SPA: Bank of New York
	0.340% 11/15/15 (06/02/10) (b)(c)(d)	5,915,000	5,915,000
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.280% 05/15/39 (06/01/10) (b)(c)(d)	1,955,000	1,955,000
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Merrill Lynch Capital Services
	0.540% 07/01/37 (06/03/10) (b)(c)(d)(e)	7,000,000	7,000,000
CT Ridgefield
	Series 2010,
	1.500% 09/20/10	1,575,000	1,580,546
CT State
	Series 2000 B,
	Pre-refunded 06/15/10,
	5.875% 06/15/16	5,250,000	5,261,344
	Series 2004 A
	Escrowed to Maturity,
	5.000% 06/30/10	1,500,000	1,505,830
	Series 2005 A-1,
	SPA: Dexia Credit Local
	0.300% 03/01/23 (06/03/10) (b)(c)(d)	7,000,000	7,000,000
	Series 2008,
	3.000% 11/01/10	4,135,000	4,176,863
CT Trumbull
	Series 2009,
	2.000% 09/09/10	3,000,000	3,012,676
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 11/15/10,
	6.000% 11/15/16	2,425,000	2,513,008

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2004 A,
	5.000% 01/15/11	1,000,000	1,028,960
CT West Hartford
	Series 2009,
	2.000% 10/01/10	385,000	386,858
CT Westport
	Series 2000,
	Pre-refunded 08/15/10,
	5.375% 08/15/14	250,000	252,579
CONNECTICUT TOTAL			117,547,934
PUERTO RICO — 14.1%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.290% 08/01/47 (06/03/10) (b)(c)(d)	4,765,000	4,765,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotiabank
	0.230% 07/01/28 (06/02/10) (b)(c)(d)	5,945,000	5,945,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Pre-refunded 10/01/10:
	5.375% 10/01/24	1,150,000	1,181,391
	5.500% 10/01/40	2,000,000	2,055,002
PR Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.580% 08/01/42 (06/03/10) (b)(c)(d)	7,000,000	7,000,000
PUERTO RICO TOTAL			20,946,393
TEXAS — 3.7%
TX State
	Series 2009,
	2.500% 08/31/10	5,500,000	5,528,255
TEXAS TOTAL			5,528,255

	Total Municipal Bonds (cost of $144,022,582)		144,022,582

	Total Investments — 96.8% (cost of $144,022,582)(f)		144,022,582

	Other Assets & Liabilities, Net — 3.2%		4,793,494

	Net Assets — 100.0%		148,816,076

3

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

4

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $12,065,000, which represents 8.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(e)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Coorporation and an affiliate of BofA Advisors, LLC.
(f)	Cost for federal income tax purposes is $144,022,582.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Daily Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 37.0%
Atlantis One Funding Corp.
	0.280% 07/06/10 (b)	750,000	749,796
	0.300% 07/01/10 (b)	3,000,000	2,999,250
	0.305% 07/13/10 (b)	1,000,000	999,644
	0.310% 07/07/10 (b)	2,000,000	1,999,380
	0.310% 07/19/10 (b)	1,000,000	999,587
BNZ International Funding Ltd.
	0.270% 06/30/10 (b)	1,000,000	999,782
	0.570% 08/13/10 (b)	1,000,000	998,844
	0.600% 08/27/10 (b)	1,000,000	998,550
Cancara Asset Securitisation LLC
	0.270% 06/17/10 (b)	3,500,000	3,499,580
	0.310% 07/19/10 (b)	1,000,000	999,587
	0.310% 07/20/10 (b)	1,500,000	1,499,367
Chariot Funding LLC
	0.400% 07/20/10 (b)	1,000,000	999,456
Citigroup Funding, Inc.
	0.290% 06/03/10	5,000,000	4,999,919
Clipper Receivables Co. LLC
	0.280% 07/01/10 (b)	2,000,000	1,999,533
Edison Asset Securitization LLC
	0.210% 06/01/10 (b)	3,000,000	3,000,000
	0.280% 07/12/10 (b)	2,000,000	1,999,362
Fairway Finance LLC
	0.450% 08/09/10 (b)	1,000,000	999,138
Falcon Asset Securitization Co. LLC
	0.400% 07/20/10 (b)	2,000,000	1,998,911
	0.450% 08/18/10 (b)	1,000,000	999,025
	0.460% 08/24/10 (b)	1,000,000	998,927
FCAR Owner Trust
	0.310% 07/01/10	6,000,000	5,998,450
	0.310% 07/02/10	1,500,000	1,499,600
	0.310% 07/12/10	750,000	749,735
	0.390% 08/03/10	1,000,000	999,317
Gemini Securitization Corp. LLC
	0.550% 08/26/10 (b)	2,000,000	1,997,372
	0.550% 08/27/10 (b)	1,000,000	998,671
General Electric Capital Corp.
	0.220% 07/02/10	4,000,000	3,999,242
	0.260% 07/02/10	1,000,000	999,776
	0.260% 07/09/10	6,000,000	5,998,353

1

		Par ($)	Value ($)*
Commercial Paper(a) — (continued)
	0.400% 08/13/10	2,000,000	1,998,378
	0.420% 08/17/10	1,000,000	999,102
	0.480% 08/25/10	2,000,000	1,997,733
Govco LLC
	0.230% 06/02/10 (b)	2,000,000	1,999,987
	0.260% 06/14/10 (b)	2,000,000	1,999,812
Grampian Funding LLC
	0.260% 06/01/10 (b)	2,500,000	2,500,000
	0.320% 07/19/10 (b)	9,000,000	8,996,160
Johnson & Johnson
	0.200% 06/10/10 (b)	2,000,000	1,999,900
Liberty Street Funding LLC
	0.430% 07/19/10 (b)	1,000,000	999,427
LMA Americas LLC
	0.260% 06/15/10 (b)	900,000	899,909
	0.360% 06/15/10 (b)	636,000	635,911
Market Street Funding Corp.
	0.470% 08/16/10 (b)	1,000,000	999,008
	0.470% 08/23/10 (b)	1,000,000	998,916
MetLife Short Term Funding LLC
	0.270% 07/09/10 (b)	2,000,000	1,999,430
	0.310% 07/12/10 (b)	1,000,000	999,647
	0.340% 06/07/10 (b)	1,000,000	999,943
	0.340% 06/15/10 (b)	1,000,000	999,868
	0.380% 06/07/10 (b)	1,000,000	999,937
	0.470% 08/30/10 (b)	1,000,000	998,825
	0.520% 08/23/10 (b)	1,000,000	998,801
Nestle Capital Corp.
	0.300% 09/07/10 (b)	2,000,000	1,998,367
Nestle Finance International Ltd.
	0.270% 08/24/10	2,000,000	1,998,740
Royal Park Investments Funding Corp.
	0.290% 07/02/10 (b)	3,000,000	2,999,251
	0.300% 07/07/10 (b)	550,000	549,835
	0.300% 07/09/10 (b)	5,000,000	4,998,417
	0.320% 07/15/10 (b)	3,000,000	2,998,827
	0.320% 07/20/10 (b)	3,700,000	3,698,388
Santander Central Hispano Finance Delaware, Inc.
	0.280% 07/21/10	3,500,000	3,498,639

2

		Par ($)	Value ($)*
Commercial Paper(a) — (continued)
Societe de Prise de Participation de l’Etat
	0.570% 08/26/10 (b)	2,000,000	1,997,277
Straight-A Funding LLC
	0.350% 07/16/10 (b)	5,000,000	4,997,812
	0.410% 08/16/10 (b)	1,000,000	999,134
Toyota Credit Canada, Inc.
	0.360% 06/10/10	500,000	499,955
	0.360% 06/16/10	2,000,000	1,999,700
	0.600% 08/23/10	1,000,000	998,617
Toyota Financial Services de Puerto Rico, Inc.
	0.360% 06/07/10	500,000	499,970
	0.450% 07/19/10	1,000,000	999,400
Toyota Motor Credit Corp.
	0.360% 06/07/10	3,000,000	2,999,820
	0.400% 07/02/10	2,000,000	1,999,311
	0.400% 07/14/10	2,000,000	1,999,044
	0.490% 08/04/10	2,000,000	1,998,258
	0.500% 08/02/10	1,000,000	999,139
	0.540% 08/18/10	2,000,000	1,997,660
	0.570% 08/20/10	1,500,000	1,498,100

	Total Commercial Paper (cost of $142,222,509)		142,222,509

Certificates of Deposit — 25.9%
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 06/04/10	2,000,000	2,000,000
	0.250% 06/10/10	2,000,000	2,000,000
	0.280% 06/23/10	2,000,000	2,000,000
	0.300% 06/18/10	4,700,000	4,700,000
Barclays Bank PLC
	0.300% 07/09/10	4,000,000	4,000,000
	0.400% 09/13/10	2,500,000	2,500,000
BNP Paribas
	0.240% 06/10/10	4,000,000	4,000,000
	0.240% 06/11/10	3,000,000	3,000,000
Caisse des Depots et Consignations
	0.320% 07/13/10	2,000,000	2,000,000
	0.320% 07/15/10	2,000,000	2,000,000
	0.320% 07/26/10	5,000,000	5,000,000
	0.450% 10/13/10	2,000,000	2,000,000
	0.460% 10/15/10	2,000,000	2,000,000
	0.470% 10/20/10	3,000,000	3,000,000
Credit Agricole SA
	0.300% 07/26/10	4,000,000	4,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.300% 07/29/10	2,000,000	2,000,000
	0.320% 08/19/10	5,000,000	5,000,000
	0.320% 08/23/10	3,000,000	3,000,000
Credit Industriel et Commercial
	0.410% 06/17/10	11,000,000	11,000,024
Credit Suisse/New York NY
	0.420% 07/27/10	2,000,000	2,000,000
Deutsche Bank AG
	0.300% 07/20/10	6,000,000	6,000,000
Dexia Credit Local S.A.
	0.310% 06/02/10	3,250,000	3,250,000
	0.310% 06/04/10	3,250,000	3,250,000
HSBC Bank PLC
	0.320% 08/25/10	4,000,000	4,000,000
Natixis/New York NY
	0.450% 06/21/10	4,000,000	4,000,000
	0.450% 06/25/10	2,000,000	2,000,000
	0.460% 06/22/10	3,000,000	3,000,000
Societe Generale NY
	0.345% 08/04/10	2,000,000	2,000,018
Sumitomo Mitsui Banking Corp./New York
	0.420% 07/01/10	2,000,000	2,000,017
Toronto-Dominion
	0.260% 07/14/10	2,000,000	2,000,000
UBS AG/Stamford CT
	0.570% 08/30/10	1,000,000	1,000,000

	Total Certificates of Deposit (cost of $99,700,059)		99,700,059

Government & Agency Obligations — 16.6%
U.S. Government Agencies — 12.5%
Federal Farm Credit Bank
	0.215% 07/20/11 (07/20/10) (c)(d)	2,000,000	1,999,985
Federal Home Loan Bank
	0.148% 10/29/10 (07/30/10) (c)(d)	1,100,000	1,099,972
	0.160% 11/05/10 (08/07/10) (c)(d)	3,000,000	2,999,613
	0.200% 07/14/10 (e)	1,000,000	999,761
Federal Home Loan Mortgage Corp.
	0.180% 07/07/10 (e)	2,150,000	2,149,613
	0.195% 07/19/10 (e)	1,000,000	999,740
	0.200% 07/02/10 (e)	1,000,000	999,828
	0.200% 07/06/10 (e)	2,000,000	1,999,611

4

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.204% 02/01/11 (08/01/10) (c)(d)	5,000,000	5,000,435
0.210% 07/23/10 (e)	2,000,000	1,999,393
0.220% 07/23/10 (e)	2,000,000	1,999,364
0.300% 11/23/10 (e)	2,000,000	1,997,083
0.310% 11/10/10 (e)	1,700,000	1,697,629
0.324% 03/09/11 (06/09/10) (c)(d)	14,000,000	14,023,885
0.342% 04/07/11 (07/07/10) (c)(d)	7,400,000	7,401,533
Federal National Mortgage Association
0.210% 07/12/10 (e)	250,000	249,940
0.250% 10/01/10 (e)	500,000	499,576
U.S. GOVERNMENT AGENCIES TOTAL		48,116,961
U.S. Government Obligations — 4.1%
U.S. Treasury Bills
0.150% 07/15/10 (e)	3,000,000	2,999,450
0.180% 08/26/10 (e)	3,000,000	2,998,710
0.200% 07/01/10 (e)	2,000,000	1,999,667
0.230% 09/23/10 (e)	1,800,000	1,798,689
0.265% 10/07/10 (e)	2,000,000	1,998,115
1.250% 11/30/10 (e)	1,000,000	1,004,944
2.000% 09/30/10 (e)	3,000,000	3,015,922
U.S. GOVERNMENT OBLIGATIONS TOTAL		15,815,497

Total Government & Agency Obligations (cost of $63,932,458)		63,932,458

Municipal Bonds — 2.1%
COLORADO — 0.2%
CO Housing & Finance Authority
Series 2008 A1,
SPA: FHLB
0.300% 04/01/29 (06/04/10) (d)(f)	990,000	990,000
COLORADO TOTAL		990,000
CONNECTICUT — 1.1%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB
0.320% 11/15/38 (06/04/10) (d)(f)	4,145,000	4,145,000
CONNECTICUT TOTAL		4,145,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — 0.8%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.400% 01/01/26 (06/04/10) (d)(f)	3,000,000	3,000,000
	MARYLAND TOTAL		3,000,000

	Total Municipal Bonds (cost of $8,135,000)		8,135,000

Repurchase Agreements — 18.4%
	Repurchase agreement with Barclays Capital, dated 04/05/10, due 06/04/10 at 0.330%, collateralized by a corporate bond maturing 12/15/10, market value $3,150,001 (repurchase proceeds $3,001,650)	3,000,000	3,000,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/45, market value $41,767,980 (repurchase proceeds $40,949,955)	40,949,000	40,949,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.350%, collateralized by a corporate bond maturing 02/15/20, market value $4,200,001 (repurchase proceeds $4,000,156)	4,000,000	4,000,000
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10 at 0.320%, collateralized by corporate bonds with various maturities to 10/15/17, market value $2,100,000 (repurchase proceeds $2,000,071)	2,000,000	2,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 04/21/10, due 07/21/10 at 0.460%, collateralized by a corporate bond maturing 03/01/11, market value $4,202,201 (repurchase proceeds $4,004,651)	4,000,000	4,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/03/10, due 07/30/10 at 0.500%, collateralized by corporate bonds with various maturities to 12/02/14, market value $2,100,846 (repurchase proceeds $2,002,444)	2,000,000	2,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/10/10, due 07/09/10 at 0.480%, collateralized by a corporate bond maturing 12/02/14, market value $2,100,617 (repurchase proceeds $2,001,600)	2,000,000	2,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/28/10, due 06/01/10 at 0.370%, collateralized by a corporate bond maturing 07/01/18, market value $3,154,556 (repurchase proceeds $3,000,123)	3,000,000	3,000,000

6

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Chase, dated 05/28/10, due 06/09/10 at 0.440%, collateralized by a corporate bond maturing 07/01/18, market value $2,104,959 (repurchase proceeds $2,000,293)	2,000,000	2,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/28/10, due 07/06/10 at 0.450%, collateralized by a corporate bond maturing 07/01/18, market value $1,055,363 (repurchase proceeds $1,000,488)	1,000,000	1,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.340%, collateralized by a commercial paper and a corporate bond with various maturities to 02/15/15, market value $7,290,000 (repurchase proceeds $7,000,264)	7,000,000	7,000,000

	Total Repurchase Agreements (cost of $70,949,000)		70,949,000

	Total Investments — 100.0% (cost of $384,939,026)(g)		384,939,026

	Other Assets & Liabilities, Net — 0.0%		(15,904)

	Net Assets — 100.0%		384,923,122

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2010, these securities, which are not illiquid, amounted to $87,996,551, which represents 22.9% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(g)	Cost for federal income tax purposes is $384,939,026.

8

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 53.0%
U.S. GOVERNMENT AGENCIES — 49.3%
Federal Home Loan Bank
	0.060% 06/01/10	41,700,000	41,700,000
	0.160% 11/05/10 (08/07/10) (a)(b)	35,000,000	34,995,480
	3.375% 09/10/10	5,500,000	5,547,833
	4.500% 09/10/10	50,000	50,558
	5.125% 09/10/10	10,710,000	10,855,388
Federal Home Loan Mortgage Corp.
	0.200% 07/06/10 (c)	25,000,000	24,995,139
	0.200% 07/14/10 (c)	15,000,000	14,996,417
	0.200% 08/17/10 (c)	25,000,000	24,989,306
	0.204% 02/01/11 (08/01/10) (a)(b)	35,000,000	35,000,000
	0.220% 08/05/10 (c)	15,000,000	14,994,042
	0.230% 08/09/10 (c)	10,000,000	9,995,592
	0.250% 08/23/10 (c)	10,000,000	9,994,236
	0.260% 09/07/10 (c)	5,000,000	4,996,461
	0.324% 03/09/11 (06/09/10) (a)(b)	30,000,000	30,051,182
	0.342% 04/07/11 (07/07/10) (a)(b)	63,650,000	63,663,182
	3.750% 07/30/10	16,000,000	16,092,472
	5.125% 08/23/10	22,945,000	23,200,260
	6.875% 09/15/10	6,002,000	6,117,363
Federal National Mortgage Association
	0.175% 07/07/10 (c)	25,000,000	24,995,625
	0.190% 07/12/10 (c)	15,000,000	14,996,754
U.S. GOVERNMENT AGENCIES TOTAL			412,227,290
U.S. GOVERNMENT OBLIGATION — 3.7%
U.S. Treasury Bill
	2.000% 09/30/10 (d)	31,000,000	31,164,705
U.S. GOVERNMENT OBLIGATION TOTAL			31,164,705

	Total Government & Agency Obligation (cost of $443,391,995)		443,391,995

Repurchase Agreements — 46.9%
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.220%, collateralized by a corporate bond maturing 06/08/12, market value $39,140,000 (repurchase proceeds $38,000,929)	38,000,000	38,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs & Co., dated 05/28/10, due 06/01/10 at 0.210%, collateralized by corporate bonds with various maturities to 12/28/12, market value $39,140,914 (repurchase proceeds $38,000,887)	38,000,000	38,000,000
	Repurchase agreement with Morgan Stanley, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by a corporate bond maturing 03/11/11, market value $39,140,000 (repurchase proceeds $38,000,887)	38,000,000	38,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $20,400,009 (repurchase proceeds $20,000,333)	20,000,000	20,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/40, market value $123,237,477 (repurchase proceeds $120,822,953)	120,820,000	120,820,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/38, market value $102,000,000 (repurchase proceeds $100,002,333)	100,000,000	100,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/28/10, due 06/01/10 at 0.250%, collateralized by a corporate bond maturing 12/09/11, market value $39,140,000 (repurchase proceeds $38,001,056)	38,000,000	38,000,000

	Total Repurchase Agreements (cost of $392,820,000)		392,820,000

	Total Investments — 99.9% (cost of $836,211,995)(e)		836,211,995

	Other Assets & Liabilities, Net — 0.1%		748,378

	Net Assets — 100.0%		836,960,373

2

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.

3

(b)	Parenthetical date represents the effective maturity date for the security.
(c)	The rate shown represents the discount rate at the date of purchase.
(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $836,211,995.

4

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 100.0%
U.S. GOVERNMENT AGENCIES — 86.7%
Federal Farm Credit Bank
	0.268% 03/01/12 (06/01/10) (a)(b)	100,000,000	99,964,562
	5.250% 09/13/10	8,240,000	8,356,277
Federal Home Loan Bank
	0.060% 06/01/10	140,158,000	140,158,000
	0.110% 06/11/10 (c)	100,000,000	99,996,944
	0.140% 06/02/10 (c)	110,093,000	110,092,572
	0.160% 06/01/10	75,000,000	75,000,000
	0.160% 06/04/10 (c)	39,840,000	39,839,469
	0.160% 06/11/10 (c)	94,000,000	93,995,822
	0.160% 11/05/10 (08/07/10) (a)(b)	510,000,000	509,934,129
	0.170% 06/04/10 (c)	112,815,000	112,813,402
	0.170% 06/18/10 (c)	136,000,000	135,989,082
	0.170% 06/23/10 (c)	271,900,000	271,871,753
	0.170% 06/25/10 (c)	90,000,000	89,989,800
	0.170% 07/14/10 (c)	80,000,000	79,983,756
	0.171% 06/23/10 (c)	77,685,000	77,676,882
	0.175% 06/09/10 (c)	100,000,000	99,996,111
	0.180% 06/09/10 (c)	706,418,000	706,389,743
	0.180% 06/11/10 (c)	411,225,000	411,204,439
	0.180% 06/18/10 (c)	178,700,000	178,684,811
	0.180% 06/23/10 (c)	257,910,000	257,881,630
	0.180% 07/07/10 (c)	150,000,000	149,973,000
	0.180% 07/09/10 (c)	100,867,000	100,847,835
	0.180% 07/14/10 (c)	344,700,000	344,625,889
	0.180% 07/16/10 (c)	104,979,000	104,955,380
	0.180% 07/23/10 (c)	149,250,000	149,211,195
	0.180% 07/28/10 (c)	69,086,000	69,066,310
	0.185% 06/04/10 (c)	100,000,000	99,998,458
	0.185% 06/11/10 (c)	61,300,000	61,296,850
	0.185% 07/14/10 (c)	150,000,000	149,966,854
	0.185% 07/16/10 (c)	361,990,000	361,906,290
	0.190% 06/16/10 (c)	100,000,000	99,992,083
	0.190% 07/07/10 (c)	100,100,000	100,080,981
	0.190% 07/16/10 (c)	179,400,000	179,357,392
	0.190% 07/21/10 (c)	50,000,000	49,986,806
	0.190% 07/23/10 (c)	285,000,000	284,921,783
	0.190% 07/26/10 (c)	550,600,000	550,440,173
	0.190% 07/27/10 (c)	50,000,000	49,985,222
	0.190% 08/04/10 (c)	329,900,000	329,788,567

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.190% 08/11/10 (c)	54,750,000	54,729,484
0.195% 07/09/10 (c)	200,000,000	199,958,833
0.200% 07/14/10 (c)	75,000,000	74,982,083
0.200% 08/04/10 (c)	20,000,000	19,992,889
0.200% 08/06/10 (c)	100,000,000	99,963,333
0.200% 08/11/10 (c)	306,324,000	306,203,172
0.200% 08/13/10 (c)	45,000,000	44,981,750
0.200% 08/18/10 (c)	185,000,000	184,919,833
0.200% 08/20/10 (c)	190,000,000	189,915,556
0.200% 08/25/10 (c)	227,408,000	227,300,613
0.240% 08/13/10 (c)	188,782,000	188,690,126
0.250% 09/13/10 (c)	36,000,000	35,974,000
0.260% 09/15/10 (c)	56,200,000	56,156,976
0.270% 10/26/10 (c)	255,000,000	254,972,757
0.280% 11/10/10 (c)	135,000,000	134,953,860
0.550% 07/15/10	10,000,000	10,004,078
0.550% 07/20/10	40,000,000	40,018,078
0.550% 07/29/10	25,000,000	25,013,586
0.560% 06/18/10	7,655,000	7,656,503
0.570% 07/06/10	129,585,000	129,631,166
2.750% 06/18/10	27,490,000	27,522,677
3.000% 06/11/10	202,045,000	202,198,464
3.375% 09/10/10	20,000,000	20,171,167
3.500% 07/16/10	31,785,000	31,915,167
5.250% 06/11/10	15,615,000	15,636,903
U.S. GOVERNMENT AGENCIES TOTAL		9,419,683,306
U.S. GOVERNMENT OBLIGATIONS — 13.3%
U.S. Treasury Bills
0.125% 06/03/10 (d)	207,965,000	207,963,556
0.130% 06/03/10 (d)	150,000,000	149,998,916
0.140% 06/10/10 (d)	75,000,000	74,997,375
0.140% 07/01/10 (d)	80,000,000	79,990,667
0.150% 06/03/10 (d)	145,000,000	144,998,792
0.150% 06/10/10 (d)	170,000,000	169,993,625
0.160% 06/17/10 (d)	175,000,000	174,987,555
0.170% 06/17/10 (d)	355,000,000	354,973,178

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
2.000% 09/30/10 (d)	90,000,000	90,525,144
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,448,428,808

Total Government & Agency Obligations (cost of $10,868,112,114)		10,868,112,114

Total Investments — 100.0% (cost of $10,868,112,114)(e)		10,868,112,114

Other Assets & Liabilities, Net — 0.0%		3,372,154

Net Assets — 100.0%		10,871,484,268

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

3

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(b)	Parenthetical date represents the effective maturity date for the security.
(c)	The rate shown represents the discount rate at the date of purchase.
(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $10,868,112,114.

4

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 97.1%
MASSACHUSETTS — 93.2%
MA Barclays Capital Municipal Trust Receipts
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.260% 12/15/34 (06/03/10) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
	0.320% 06/16/10	5,000,000	5,000,000
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/11	2,835,000	2,847,400
MA Department of Transportation
	Series 2010:
	SPA: JPMorgan Chase Bank
	0.270% 01/01/29 (06/02/10) (b)(c)	10,000,000	10,000,000
	SPA: TD Bank N.A.
	0.240% 01/01/29 (06/02/10) (b)(c)	8,200,000	8,200,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.290% 05/01/39 (06/03/10) (b)(c)	3,585,000	3,585,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.280% 09/01/38 (06/03/10) (b)(c)	5,000,000	5,000,000
	Avalon Action, Inc.,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.330% 07/15/40 (06/03/10) (b)(c)	5,000,000	5,000,000
	Boston University,
	Series 2008 U3,
	LOC: BNP Paribas
	0.260% 10/01/40 (06/03/10) (b)(c)	5,555,000	5,555,000
	Cardinal Cushing Centers, Inc.,
	Series 2003,
	LOC: Banco Santander
	0.600% 02/01/33 (06/03/10) (b)(c)	6,360,000	6,360,000
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.410% 01/01/36 (06/03/10) (b)(c)	9,720,000	9,720,000
	Simmons College,
	Series 2006 G,
	LOC: TD Bank N.A.
	0.300% 10/01/35 (06/02/10) (b)(c)	4,800,000	4,800,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: Banco Santander
	0.650% 07/01/31 (06/03/10) (b)(c)	3,700,000	3,700,000
MA Foxboro Stadium
	Pre-refunded 06/01/10:
	5.750% 06/01/25	6,570,000	6,635,700
	6.000% 06/01/18	3,315,000	3,348,150

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Health & Educational Facilities Authority
	0.270% 06/09/10	5,000,000	5,000,000
	Baystate Medical Center, Inc.:
	Series 2009 J-1,
	LOC: JPMorgan Chase Bank
	0.270% 07/01/44 (06/02/10) (b)(c)	4,800,000	4,800,000
	Series 2009 J-2,
	LOC: JPMorgan Chase Bank
	0.280% 07/01/44 (06/01/10) (b)(c)	1,165,000	1,165,000
	Boston University,
	Series 1985,
	LOC: State Street Bank & Trust Co.
	0.210% 12/01/29 (06/02/10) (b)(c)	2,755,000	2,755,000
	Harrington Memorial Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.260% 07/01/38 (06/02/10) (b)(c)	5,000,000	5,000,000
	Harvard University:
	Series 2000 BB,
	0.250% 02/01/34 (06/03/10) (c)(d)	2,200,000	2,200,000
	Series 2000 W,
	Pre-refunded 07/01/10,
	6.000% 07/01/35	2,000,000	2,029,395
	Henry Heywood Memorial Hospital,
	Series 2009 C,
	LOC: TD Bank N.A.
	0.300% 07/01/38 (06/01/10) (b)(c)	4,000,000	4,000,000
	Massachusetts Institute of Technology,
	Series 2001 J-2,
	0.160% 07/01/31 (06/03/10) (c)(d)	9,500,000	9,500,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D1,
	0.250% 07/01/35 (06/01/10) (c)(d)	100,000	100,000
	Series 2003 D-4,
	SPA: Citibank N.A.
	0.250% 07/01/38 (06/03/10) (b)(c)	7,330,000	7,330,000
	Series 2005 F-3,
	SPA: Citibank N.A.
	0.270% 07/01/40 (06/03/10) (b)(c)	2,385,000	2,385,000
	Series 2009 I-1,
	0.250% 07/01/44 (06/03/10) (c)(d)	5,000,000	5,000,000
	Series H-1,
	0.250% 06/30/10	10,000,000	10,000,000
	Putters,
	Series 2006,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 10/01/12 (06/03/10) (b)(c)	185,000	185,000
	Series 2008,
	LOC: TD Banknorth N.A.
	0.300% 02/01/38 (06/01/10) (b)(c)	3,855,000	3,855,000
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	1,885,000	1,913,785

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.350% 06/01/41 (06/03/10) (a)(b)(c)	11,765,000	11,765,000
MA Newton
	Series 2009 A,
	3.000% 04/01/11	1,020,000	1,042,475
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.540% 07/01/30 (06/03/10) (b)(c)	13,375,000	13,375,000
	Series 2008, AMT:
	LIQ FAC: FHLMC
	0.410% 11/01/37 (06/03/10) (b)(c)	10,000,000	10,000,000
	GTY AGMT: FHLMC
	0.410% 05/01/55 (06/03/10) (b)(c)	10,740,000	10,740,000
MA Quincy
	Series 2010,
	1.500% 01/28/11	12,900,000	12,991,559
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	5.375% 06/15/33	5,600,000	5,610,605
MA State
	Series 2000 B:
	Pre-refunded 06/01/10,
	5.700% 06/01/19	10,000,000	10,012,701
	SPA: State Street Bank & Trust Co.
	0.270% 12/01/30 (06/01/10) (b)(c)	3,740,000	3,740,000
	Series 2000 C,
	Pre-refunded 10/01/10,
	5.750% 10/01/14	1,330,000	1,353,734
	Series 2002 D,
	5.250% 08/01/10	250,000	251,981
	Series 2006 A,
	SPA: Dexia Credit Local
	0.300% 03/01/26 (06/01/10) (b)(c)	1,490,000	1,490,000
	Series 2008 A:
	LIQ FAC: Societe Generale
	0.290% 05/01/37 (06/03/10) (b)(c)	8,500,000	8,500,000
	LOC: Societe Generale
	0.290% 08/01/37 (06/03/10) (b)(c)	7,625,000	7,625,000
MA University of Massachusetts Building Authority
	Series 2008,
	LOC: Lloyds TSB Bank PLC
	0.270% 05/01/38 (06/02/10) (b)(c)	6,955,000	6,955,000
MA Walpole
	Series 2009,
	2.000% 07/07/10	3,032,500	3,036,978
MA Water Pollution Abatement
	Series 2004-10,
	5.000% 08/01/10	495,000	498,760

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.200% 08/01/37 (06/03/10) (b)(c)	6,780,000	6,780,000
	Series 2008 F,
	SPA: Bank of Nova Scotia
	0.230% 08/01/29 (06/03/10) (b)(c)	13,045,000	13,045,000
	Series 2008,
	LOC: Dexia Credit Local
	0.390% 08/01/25 (06/03/10) (b)(c)	2,975,000	2,975,000
MA Wellesley
	Series 2010,
	2.000% 03/15/11	1,400,000	1,418,881
MA Weston
	Series 2010,
	1.500% 02/04/11	6,000,000	6,049,586
MASSACHUSETTS TOTAL			292,826,690
PUERTO RICO — 3.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotiabank
	0.230% 07/01/28 (06/02/10) (b)(c)	9,700,000	9,700,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Pre-refunded 10/01/10,
	5.375% 10/01/24	2,500,000	2,567,222
PUERTO RICO TOTAL			12,267,222

	Total Municipal Bonds (cost of $305,093,912)		305,093,912

	Total Investments — 97.1% (cost of $305,093,912) (e)		305,093,912

	Other Assets & Liabilities, Net — 2.9%		9,118,357

	Net Assets — 100.0%		314,212,269

4

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

5

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $18,365,000, which represents 5.8% of net assets.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(c)	Parenthetical date represents the effective maturity date for the security.
(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2010.

(e)	Cost for federal income tax purposes is $305,093,912.

Acronym	Name

AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Commercial Paper (a) — 34.3%
Argento Variable Funding Co. LLC
	0.320% 07/01/10 (b)	88,000,000	87,976,533
	0.340% 07/01/10 (b)	25,000,000	24,992,917
	0.350% 08/02/10 (b)	39,000,000	38,976,492
	0.360% 08/03/10 (b)	25,000,000	24,984,250
Atlantis One Funding Corp.
	0.280% 07/06/10 (b)	28,000,000	27,992,378
	0.300% 07/01/10 (b)	82,000,000	81,979,500
	0.305% 07/13/10 (b)	48,995,000	48,977,566
	0.310% 07/07/10 (b)	91,815,000	91,786,537
	0.310% 07/19/10 (b)	37,500,000	37,484,500
BNZ International Funding Ltd.
	0.270% 06/30/10 (b)	28,000,000	27,993,910
	0.570% 08/13/10 (b)	33,000,000	32,961,857
	0.600% 08/27/10 (b)	30,000,000	29,956,500
Cancara Asset Securitisation LLC
	0.310% 07/20/10 (b)	15,000,000	14,993,671
Chariot Funding LLC
	0.400% 07/20/10 (b)	16,200,000	16,191,180
Citigroup Funding, Inc.
	0.290% 06/03/10	130,000,000	129,997,905
Clipper Receivables Co. LLC
	0.280% 07/01/10 (b)	67,000,000	66,984,367
Fairway Finance LLC
	0.450% 08/09/10 (b)	13,997,000	13,984,928
	0.460% 08/10/10 (b)	30,372,000	30,344,834
Falcon Asset Securitization Co. LLC
	0.210% 07/01/10 (b)	70,000,000	69,987,750
	0.400% 07/20/10 (b)	8,000,000	7,995,644
	0.450% 08/18/10 (b)	33,000,000	32,967,825
	0.460% 08/24/10 (b)	10,000,000	9,989,267
FCAR Owner Trust
	0.310% 07/01/10	172,000,000	171,955,567
	0.310% 07/02/10	67,750,000	67,731,914
	0.310% 07/12/10	11,000,000	10,996,116
	0.320% 07/01/10	5,000,000	4,998,667
	0.390% 08/03/10	14,000,000	13,990,445
Gemini Securitization Corp. LLC
	0.550% 08/26/10 (b)	43,000,000	42,943,503
	0.550% 08/27/10 (b)	20,000,000	19,973,417

1

		Par ($)	Value ($)
Commercial Paper (a) — (continued)
General Electric Capital Corp.
	0.220% 07/02/10	85,000,000	84,983,897
	0.260% 07/02/10	57,000,000	56,987,238
	0.260% 07/09/10	65,000,000	64,982,161
	0.400% 08/13/10	45,000,000	44,963,500
	0.420% 08/17/10	100,000,000	99,910,167
	0.480% 08/25/10	59,000,000	58,933,133
Govco LLC
	0.230% 06/02/10 (b)	55,000,000	54,999,649
	0.260% 06/14/10 (b)	60,000,000	59,994,367
	0.270% 06/25/10 (b)	57,000,000	56,989,740
	0.280% 06/29/10 (b)	23,000,000	22,994,991
Grampian Funding LLC
	0.260% 06/01/10 (b)	73,000,000	73,000,000
	0.320% 07/19/10 (b)	14,000,000	13,994,027
Johnson & Johnson
	0.200% 06/10/10 (b)	52,500,000	52,497,375
Liberty Street Funding LLC
	0.430% 07/19/10 (b)	31,000,000	30,982,227
LMA Americas LLC
	0.360% 06/15/10 (b)	13,000,000	12,998,180
Market Street Funding Corp.
	0.440% 08/10/10 (b)	6,000,000	5,994,867
	0.470% 08/16/10 (b)	28,808,000	28,779,416
	0.470% 08/23/10 (b)	20,434,000	20,411,857
MetLife Short Term Funding LLC
	0.270% 07/07/10 (b)	20,000,000	19,994,600
	0.270% 07/09/10 (b)	20,000,000	19,994,300
	0.300% 06/14/10 (b)	2,619,000	2,618,716
	0.300% 07/19/10 (b)	16,311,000	16,304,476
	0.310% 07/12/10 (b)	18,000,000	17,993,645
	0.380% 06/07/10 (b)	47,000,000	46,997,023
	0.470% 08/30/10 (b)	21,000,000	20,975,325
	0.520% 08/23/10 (b)	43,000,000	42,948,448
Nestle Capital Corp.
	0.300% 09/07/10 (b)	70,000,000	69,942,833
Nestle Finance International Ltd.
	0.270% 08/24/10	100,000,000	99,937,000
Royal Park Investments Funding Corp.
	0.300% 07/06/10 (b)	70,500,000	70,479,437
	0.300% 07/07/10 (b)	18,000,000	17,994,600
	0.300% 07/09/10 (b)	5,000,000	4,998,417

2

		Par ($)	Value ($)
Commercial Paper (a) — (continued)
	0.300% 07/12/10 (b)	20,000,000	19,993,167
	0.320% 07/15/10 (b)	92,000,000	91,964,018
	0.320% 07/20/10 (b)	90,000,000	89,960,800
	0.330% 07/26/10 (b)	24,750,000	24,737,522
Santander Central Hispano Finance Delaware, Inc.
	0.280% 07/21/10	133,000,000	132,948,278
Societe de Prise de Participation de l’Etat
	0.570% 08/26/10 (b)	60,000,000	59,918,300
Straight-A Funding LLC
	0.350% 07/16/10 (b)	62,200,000	62,172,787
	0.410% 08/16/10 (b)	85,226,000	85,152,232
Thunder Bay Funding LLC
	0.470% 08/20/10 (b)	5,000,000	4,994,778
Toyota Credit Canada, Inc.
	0.360% 06/10/10	14,000,000	13,998,740
	0.360% 06/18/10	49,000,000	48,991,670
	0.380% 06/23/10	28,000,000	27,993,498
	0.580% 08/19/10	16,000,000	15,979,635
Toyota Financial Services de Puerto Rico, Inc.
	0.360% 06/07/10	13,250,000	13,249,205
	0.450% 07/19/10	16,000,000	15,990,400
Toyota Motor Credit Corp.
	0.360% 06/07/10	80,000,000	79,995,200
	0.400% 07/02/10	61,000,000	60,978,989
	0.400% 07/14/10	55,000,000	54,973,722
	0.490% 08/04/10	63,000,000	62,945,120
	0.500% 08/02/10	33,000,000	32,971,583
	0.540% 08/18/10	49,000,000	48,942,670
	0.560% 08/20/10	34,000,000	33,957,689
	0.570% 08/20/10	45,000,000	44,943,000

	Total Commercial Paper (cost of $3,705,418,555)		3,705,418,555
Certificates of Deposit — 30.6%
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 06/04/10	83,000,000	83,000,000
	0.250% 06/10/10	68,000,000	68,000,000
	0.280% 06/23/10	67,000,000	67,000,000
	0.300% 06/18/10	61,000,000	61,000,000
	0.300% 06/21/10	81,000,000	81,000,000
Barclays Bank PLC
	0.300% 07/09/10	90,000,000	90,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.400% 09/13/10	55,000,000	55,000,000
BNP Paribas
	0.240% 06/10/10	102,000,000	102,000,000
	0.240% 06/11/10	120,000,000	120,000,000
Caisse des Depots et Consignations
	0.320% 07/13/10	86,000,000	86,000,000
	0.320% 07/15/10	61,000,000	61,000,000
	0.320% 07/26/10	138,000,000	138,000,000
	0.450% 10/13/10	86,000,000	86,000,000
	0.460% 10/15/10	61,000,000	61,000,000
	0.470% 10/20/10	83,000,000	83,000,000
Credit Agricole SA
	0.300% 07/26/10	133,000,000	133,000,000
	0.300% 07/29/10	107,000,000	107,000,000
	0.300% 08/02/10	15,000,000	15,000,000
	0.320% 08/19/10	84,000,000	84,000,000
	0.320% 08/23/10	29,000,000	29,000,000
Credit Industriel et Commercial
	0.390% 06/02/10	10,000,000	9,999,997
	0.405% 06/02/10	140,000,000	140,000,019
	0.410% 06/17/10	228,000,000	228,000,506
Credit Suisse/New York NY
	0.420% 07/27/10	59,000,000	59,000,000
Deutsche Bank AG
	0.300% 07/20/10	50,000,000	50,000,000
Dexia Credit Local S.A.
	0.310% 06/02/10	111,000,000	111,000,000
	0.310% 06/04/10	111,000,000	111,000,000
HSBC Bank PLC
	0.320% 08/25/10	140,000,000	140,000,000
Natixis/New York NY
	0.450% 06/21/10	205,000,000	205,000,000
	0.450% 06/25/10	10,000,000	10,000,000
	0.460% 06/22/10	25,000,000	25,000,000
Societe Generale NY
	0.340% 08/02/10	80,000,000	80,000,000
	0.345% 08/02/10	100,750,000	100,750,867
	0.345% 08/04/10	120,000,000	120,001,066
Sumitomo Mitsui Banking Corp./New York
	0.420% 07/01/10	43,000,000	43,000,358

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Toronto-Dominion
	0.260% 07/14/10	67,000,000	66,999,997
UBS AG/Stamford CT
	0.420% 06/14/10	117,000,000	117,000,000
	0.550% 08/26/10	30,000,000	30,000,000
	0.570% 08/30/10	50,000,000	50,000,000

	Total Certificates of Deposit (cost of $3,306,752,810)		3,306,752,810
Government & Agency Obligations — 18.1%
U.S. Government Agencies — 13.8%
Federal Farm Credit Bank
	0.215% 07/20/11 (07/20/10) (c)(d)	68,000,000	67,999,475
Federal Home Loan Bank
	0.148% 10/29/10 (07/30/10) (c)(d)	53,000,000	52,998,655
	0.160% 11/05/10 (08/07/10) (c)(d)	105,000,000	104,986,438
	0.200% 07/14/10 (e)	41,000,000	40,990,206
Federal Home Loan Mortgage Corp.
	0.180% 07/07/10 (e)	92,000,000	91,983,440
	0.195% 07/19/10 (e)	40,000,000	39,989,600
	0.200% 07/02/10 (e)	20,000,000	19,996,556
	0.200% 07/06/10 (e)	54,000,000	53,989,500
	0.204% 02/01/11 (08/01/10) (c)(d)	157,000,000	157,012,817
	0.210% 07/23/10 (e)	71,000,000	70,978,463
	0.300% 11/23/10 (e)	64,000,000	63,906,667
	0.310% 11/10/10 (e)	51,000,000	50,928,855
	0.324% 03/09/11 (06/09/10) (c)(d)	411,000,000	411,696,359
	0.342% 04/07/11 (07/07/10) (c)(d)	221,000,000	221,045,768
	0.388% 01/28/11 (07/30/10) (c)(d)	6,430,000	6,439,576
Federal National Mortgage Association
	0.200% 07/01/10 (e)	13,964,000	13,961,673
	0.210% 07/12/10 (e)	5,000,000	4,998,804
	0.250% 10/01/10 (e)	14,000,000	13,988,139
U.S. GOVERNMENT AGENCIES TOTAL			1,487,890,991
U.S. Government Obligations — 4.3%
U.S. Treasury Bills
	0.150% 07/15/10 (e)	100,000,000	99,981,667
	0.180% 08/26/10 (e)	80,000,000	79,965,600
	0.200% 07/01/10 (e)	51,000,000	50,991,500
	0.230% 09/23/10 (e)	55,000,000	54,959,942
	0.265% 10/07/10 (e)	68,000,000	67,935,929
	1.250% 11/30/10 (e)	34,000,000	34,168,099

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
U.S. Treasury Note
2.000% 09/30/10 (e)	83,000,000	83,440,622
U.S. GOVERNMENT OBLIGATIONS TOTAL		471,443,359

Total Government & Agency Obligations (cost of $1,959,334,350)		1,959,334,350
Municipal Bonds (d)(f) — 1.4%
COLORADO — 0.6%
CO Colorado Springs
Series 2002 C,
SPA: State Street Bank & Trust Co.
0.350% 11/01/27 (06/03/10)	2,800,000	2,800,000
CO Housing & Finance Authority
Series 2001 AA1,
LOC: FNMA,
LOC: FHLMC
0.300% 05/01/41 (06/02/10)	2,815,000	2,815,000
Series 2002 A1,
SPA: FHLB
0.360% 11/01/13 (06/02/10)	1,340,000	1,340,000
Series 2002,
LOC: FNMA,
LOC: FHLMC
0.360% 11/01/36 (06/02/10)	2,000,000	2,000,000
Series 2003 A-2,
SPA: FHLB
0.340% 10/01/33 (06/02/10)	3,000,000	3,000,000
Series 2003 A1,
LOC: FNMA,
LOC: FHLMC
0.360% 11/01/30 (06/02/10)	1,505,000	1,505,000
Series 2003 B1,
LOC: FNMA,
LOC: FHLMC
0.350% 11/01/33 (06/02/10)	3,360,000	3,360,000
Series 2004 A1,
SPA: FHLB
0.330% 10/01/34 (06/02/10)	10,615,000	10,615,000
Series 2004 B1,
SPA: Dexia Credit Local
0.350% 11/01/34 (06/02/10)	2,525,000	2,525,000
Series 2005 B-1,
SPA: FHLB
0.300% 04/01/40 (06/02/10)	6,095,000	6,095,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.350% 11/01/36 (06/02/10)	3,330,000	3,330,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC
0.350% 11/01/36 (06/02/10)	3,320,000	3,320,000
Series 2006 CL1,
SPA: FHLB

6

		Par ($)	Value ($)
Municipal Bonds (d)(f)— (continued)
COLORADO — (continued)
	0.340% 11/01/36 (06/02/10)	1,850,000	1,850,000
	Series 2007 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 11/01/37 (06/02/10)	5,300,000	5,300,000
	Series 2008 A1,
	SPA: FHLB
	0.300% 04/01/29 (06/02/10)	5,945,000	5,945,000
	Series 2008 C1,
	SPA: FHLB
	0.300% 10/01/38 (06/02/10)	4,000,000	4,000,000
COLORADO TOTAL			59,800,000
CONNECTICUT — 0.0%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: JPMorgan Chase Bank
	0.320% 11/15/38 (06/03/10)	3,445,000	3,445,000
CONNECTICUT TOTAL			3,445,000
IOWA — 0.2%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.320% 07/01/34 (06/03/10)	6,000,000	6,000,000
	Series 2007 C,
	SPA: FHLB
	0.320% 07/01/37 (06/03/10)	1,185,000	1,185,000
	Series 2007 G,
	SPA: FHLB
	0.310% 01/01/38 (06/03/10)	1,490,000	1,490,000
	Series 2007,
	SPA: FHLB
	0.310% 01/01/39 (06/03/10)	7,315,000	7,315,000
	Series 2009 G,
	SPA: FHLB
	0.320% 01/01/39 (06/03/10)	6,745,000	6,745,000
IOWA TOTAL			22,735,000
TEXAS — 0.5%
TX State
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.350% 12/01/29 (06/02/10)	9,800,000	9,800,000
	Series 1999 A-2,
	LIQ FAC: JPMorgan Chase & Co.
	0.310% 12/01/29 (06/02/10)	26,000,000	26,000,000
	Series 2003 I,
	SPA: Dexia Credit Local
	0.360% 06/01/21 (06/02/10)	3,250,000	3,250,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.360% 12/01/24 (06/01/10)	6,150,000	6,150,000
	Series 2005 A,
	SPA: National Australia Bank
	0.350% 06/01/45	1,275,000	1,275,000
	Series 2005 B,
	SPA: National Australia Bank

7

		Par ($)	Value ($)
Municipal Bonds (d)(f)— (continued)
TEXAS — (continued)
	0.350% 06/01/45 (06/03/10)	1,125,000	1,125,000
	Series 2006 C,
	SPA Dexia Credit Local
	0.450% 12/01/27 (06/02/10)	1,000,000	1,000,000
	TEXAS TOTAL		48,600,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: DEPFA Bank PLC
	0.350% 09/01/37 (06/03/10)	2,115,000	2,115,000
	Series 2007 D,
	SPA: Fortis Bank SA/NV:
	0.410% 09/01/27 (06/02/10)	1,000,000	1,000,000
	0.410% 09/01/34 (06/02/10)	8,585,000	8,585,000
	WISCONSIN TOTAL		11,700,000

	Total Municipal Bonds (cost of $146,280,000)		146,280,000
Time Deposit — 1.1%
Deutsche Bank AG
	0.160% 06/01/10	120,390,000	120,390,000

	Total Time Deposit (cost of $120,390,000)		120,390,000
Corporate Bond — 0.0%
Metropolitan Life Global Funding I
	1.034% 06/25/10 (b)	1,500,000	1,500,733

	Total Corporate Bond (cost of $1,500,733)		1,500,733
Repurchase Agreements — 14.5%
	Repurchase agreement with Barclays Capital, dated 04/05/10, due 06/04/10 at 0.330%, collateralized by corporate bonds with various maturities to 08/01/19, market value $89,250,001 (repurchase proceeds $85,046,750)	85,000,000	85,000,000
	Repurchase agreement with Barclays Capital, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 10/15/20, market value $113,220,224 (repurchase proceeds $111,002,467)	111,000,000	111,000,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/40, market value $49,980,000 (repurchase proceeds $49,001,089)	49,000,000	49,000,000

8

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/40, market value $30,600,000 (repurchase proceeds $30,000,700)	30,000,000	30,000,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.350%, collateralized by corporate bonds with various maturities to 01/17/17, market value $112,350,000 (repurchase proceeds $107,004,161)	107,000,000	107,000,000
	Repurchase agreement with Deutsche Bank AG, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by a U.S. Treasury obligation maturing 02/15/40, market value $70,569,740 (repurchase proceeds $69,187,461)	69,186,000	69,186,000
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/40, market value $102,000,001 (repurchase proceeds $100,002,222)	100,000,000	100,000,000
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10 at 0.320%, collateralized by corporate bonds with various maturities to 01/15/20, market value $79,800,000 (repurchase proceeds $76,002,702)	76,000,000	76,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 04/21/10, due 07/21/10 at 0.460%, collateralized by corporate bonds with various maturities to 11/01/19, market value $102,953,909 (repurchase proceeds $98,113,952)	98,000,000	98,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/03/10, due 07/30/10, at 0.500%, collateralized by corporate bonds with various maturities to 03/01/19, market value $73,529,604 (repurchase proceeds $70,085,556)	70,000,000	70,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/10/10, due 07/09/10 at 0.480%, collateralized by corporate bonds with various maturities to 03/15/20, market value $72,471,252 (repurchase proceeds $69,055,200)	69,000,000	69,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/10/10, due 06/09/10 at 0.440%, collateralized by corporate bonds with various maturities to 02/01/20, market value $57,751,349 (repurchase proceeds $55,020,167)	55,000,000	55,000,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Chase, dated 05/27/10, due on 07/06/10, at 0.450%, collateralized by corporate bonds with various maturities to 02/01/20, market value $31,503,441 (repurchase proceeds $30,015,000)	30,000,000	30,000,000
	Repurchase agreement with JPMorgan Chase, dated 05/28/10, due 06/01/10 at 0.370%, collateralized by corporate bonds with various maturities to 03/15/20, market value $88,203,500 (repurchase proceeds $84,003,453)	84,000,000	84,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/09, due 06/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/40, market value $94,023,601 (repurchase proceeds $92,182,253)	92,180,000	92,180,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.340%, collateralized by corporate bonds & commercial papers with various maturities to 04/15/20, market value $224,940,001 (repurchase proceeds $216,008,160)	216,000,000	216,000,000
	Repurchase agreement with Societe Generale, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/40, market value $133,621,057 (repurchase proceeds $131,003,057)	131,000,000	131,000,000
	Repurchase agreement with UBS Warburg AG, dated 05/28/10, due 06/01/10, at 0.320%, collateralized by corporate bonds with various maturities to 05/22/19, market value $8,403,490 (repurchase proceeds $8,000,284)	8,000,000	8,000,000
	Repurchase agreement with UBS Warburg AG, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/40, market value $81,602,594 (repurchase proceeds $80,001,867)	80,000,000	80,000,000

	Total Repurchase Agreements (cost of $1,560,366,000)		1,560,366,000

	Total Investments — 100.0% (cost of $10,800,042,448)(g)		10,800,042,448

10

Other Assets & Liabilities, Net — 0.0%	960,699

Net Assets — 100.0%	10,801,003,147

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

11

The following table reconciles asset balances for the nine months ended May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010
Corporate Bonds	$102,483,141	$—	$—	$—	$(102,483,141)	$—	$—	$—
Capital Support Agreement	130,433,088	—	(130,433,088)	—	—	—	—	—
Total	$232,916,229	$—	$(130,433,088)	$—	$(102,483,141)	$—	$—	$—

The Fund’s Capital Support Agreement was terminated effective September 9, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $2,107,692,179, which represents 19.5% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(g)	Cost for federal income tax purposes is $10,800,042,448.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.2%
ALABAMA — 0.5%
AL Albertville Industrial Development Board
	Aerospace Integration,
	Series 2007, AMT,
	LOC: JPMorgan Chase & Co.
	0.350% 03/01/18 (06/03/10) (a)(b)	9,595,000	9,595,000
AL Decatur Industrial Development Board
	BP Amoco Chemical Co.,
	Series 2001, AMT,
	GTY AGMT: BP PLC
	0.300% 11/01/35 (06/01/10) (a)(b)	15,000,000	15,000,000
AL Housing Finance Authority
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 10/01/17 (06/03/10) (a)(b)	7,225,000	7,225,000
AL Public School & College Authority
	Series 2001 A,
	Pre-refunded 02/01/11,
	5.500% 02/01/14	4,980,000	5,149,528
ALABAMA TOTAL			36,969,528
ALASKA — 1.1%
AK Housing Finance Corp.
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.320% 12/01/33 (06/03/10) (a)(b)(c)	26,215,000	26,215,000
AK Valdez
	BP Pipeline (Alaska), Inc.:
	Series 2003 B,
	GTY AGMT: BP PLC
	0.280% 07/01/37 (06/01/10) (a)(b)	23,000,000	23,000,000
	Series 2003 C,
	GTY AGMT: BP PLC
	0.280% 07/01/37 (06/01/10) (a)(b)	22,700,000	22,700,000
ALASKA TOTAL			71,915,000
ARIZONA — 1.2%
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 12/01/39 (06/03/10) (a)(b)	920,000	920,000
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.460% 01/01/36 (06/03/10) (a)(b)	7,160,000	7,160,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 06/01/31 (06/03/10) (a)(b)	4,605,000	4,605,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 01/01/20 (06/03/10) (a)(b)	10,840,000	10,840,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
	Series 1999, AMT,
	LOC: Bank One Arizona N.A.
	1.100% 04/01/19 (06/02/10) (a)(b)	775,000	775,000
AZ School District
	Series 2009,
	2.000% 07/30/10	56,925,000	57,062,119
ARIZONA TOTAL			81,362,119
ARKANSAS — 0.1%
AR Lowell
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	0.320% 06/01/31 (06/02/10) (a)(b)	6,500,000	6,500,000
ARKANSAS TOTAL			6,500,000
CALIFORNIA — 4.3%
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.330% 02/01/22 (06/03/10) (a)(b)	12,465,000	12,465,000
CA Contra Costa County
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.340% 07/01/47 (06/03/10) (a)(b)	12,495,000	12,495,000
CA Santa Clara County
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.340% 12/15/26 (06/03/10) (a)(b)	12,300,000	12,300,000
CA Los Angeles Department of Water & Power
	Series 2002 A-1,
	SPA: JPMorgan Chase Bank
	0.200% 07/01/35 (06/03/10) (a)(b)	44,800,000	44,800,000
CA Metropolitan Water District of Southern California
	Series 2004 A-1,
	SPA: JPMorgan Chase Bank
	0.250% 07/01/23 (06/03/10) (a)(b)	14,085,000	14,085,000
CA Port of Oakland
	0.300% 06/02/10	39,400,000	39,400,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.410% 10/01/31 (06/03/10) (a)(b)	41,220,000	41,220,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Statewide Communities Development Authority
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.460% 07/01/15 (06/03/10) (a)(b)	8,155,000	8,155,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs
	0.340% 05/01/39 (06/03/10) (a)(b)	14,755,000	14,755,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 02/01/14 (06/03/10) (a)(b)	9,550,000	9,550,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 06/01/34 (06/03/10) (a)(b)	27,620,000	27,620,000
CA State
	Series 2008,
	LOC: Dexia Credit Local
	0.390% 08/01/27 (06/03/10) (a)(b)	54,960,000	54,960,000
CALIFORNIA TOTAL			291,805,000
COLORADO — 3.9%
CO BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.330% 05/15/14 (06/03/10) (a)(b)	10,195,000	10,195,000
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 01/01/17 (06/03/10) (a)(b)	1,825,000	1,825,000
CO Colorado Springs
	Series 2007 B,
	SPA: Dexia Credit Local
	0.270% 11/01/26 (06/03/10) (a)(b)	24,830,000	24,830,000
CO Denver County
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	0.320% 11/15/25 (06/02/10) (a)(b)	23,450,000	23,450,000
	Series 2007 74G, AMT,
	GTY AGMT: Goldman Sachs
	0.360% 04/01/47 (06/03/10) (a)(b)	10,285,146	10,285,146
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank AG
	0.330% 11/15/18 (06/03/10) (a)(b)	4,160,000	4,160,000
CO Educational & Cultural Facilities Authority
	Series 2007 C4,
	LOC: U.S. Bank N.A.
	0.300% 06/01/37 (06/01/10) (a)(b)	2,500,000	2,500,000
CO Housing & Finance Authority
	Series 2004 A2, AMT,
	SPA: Dexia Credit Local
	0.450% 11/01/26 (06/02/10) (a)(b)	50,000,000	50,000,000
	Series 2005 A-2, AMT,
	SPA: Dexia Credit Local
	0.450% 11/01/27 (06/02/10) (a)(b)	36,700,000	36,700,000
	Series 2006 G, AMT,
	GTY AGMT: Goldman Sachs

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	0.360% 12/01/36 (06/03/10) (a)(b)	12,099,139	12,099,139
	Series 2007 R, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 10/01/32 (06/03/10) (a)(b)	8,905,000	8,905,000
	Terrace Park LP,
	Series 2007, AMT,
	LOC: U.S. Bank N.A.
	0.320% 09/01/25 (06/03/10) (a)(b)	11,800,000	11,800,000
CO Pitkin County
	Aspen Skiing Co.,
	Series 1994 B, AMT,
	LOC: JPMorgan Chase Bank
	0.330% 04/01/14 (06/01/10) (a)(b)	7,700,000	7,700,000
CO School of Mines
	Series 2008 B,
	LOC: Dexia Credit Local
	0.300% 12/01/37 (06/01/10) (a)(b)	2,520,000	2,520,000
CO State
	Series 2009 A,
	2.000% 06/25/10	60,000,000	60,060,854
COLORADO TOTAL			267,030,139
CONNECTICUT — 0.2%
CT Development Authority
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.290% 08/01/23 (06/02/10) (a)(b)	5,565,000	5,565,000
CT Health & Educational Facilities Authority
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Co.
	0.220% 07/01/30 (06/03/10) (a)(b)	1,500,000	1,500,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.290% 07/01/47 (06/03/10) (a)(b)	5,925,000	5,925,000
CONNECTICUT TOTAL			12,990,000
DELAWARE — 3.4%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.360% 04/10/22 (06/03/10) (a)(b)	60,020,000	60,020,000
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB
	0.350% 04/15/49 (06/03/10) (a)(b)	164,495,000	164,495,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
DE New Castle County
	FlightSafety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.340% 12/01/32 (06/03/10) (a)(b)	5,185,000	5,185,000
DELAWARE TOTAL			229,700,000
DISTRICT OF COLUMBIA — 1.1%
DC District of Columbia
	Series 2009,
	2.500% 09/30/10	50,000,000	50,339,161
	Series 2010 C,
	0.310% 12/01/10 (06/03/10) (b)(d)	7,580,000	7,580,000
DC Housing Finance Agency
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.370% 02/01/11 (06/03/10) (a)(b)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authority
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.390% 10/01/14 (06/03/10) (a)(b)	12,790,000	12,790,000
DISTRICT OF COLUMBIA TOTAL			75,709,161
FLORIDA — 4.5%
FL BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.330% 10/01/15 (06/03/10) (a)(b)	10,110,000	10,110,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.360% 06/01/46 (06/03/10) (a)(b)	72,515,000	72,515,000
FL Citizens Property Insurance Corp.
	Series 2009 A2,
	4.500% 06/01/10	1,300,000	1,300,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.340% 10/01/25 (06/03/10) (a)(b)	7,000,000	7,000,000
FL Housing Finance Corp.
	Brentwood Club on Millenia,
	Series 2002 A1, AMT,
	LOC: FNMA
	0.330% 01/15/35 (06/03/10) (a)(b)	10,545,000	10,545,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	LIQ FAC: FNMA
	0.330% 06/15/36 (06/03/10) (a)(b)	8,015,000	8,015,000
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.360% 06/01/46 (06/03/10) (a)(b)	29,995,000	29,995,000
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	LIQ FAC: FNMA

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.340% 11/15/35 (06/03/10) (a)(b)	3,500,000	3,500,000
	Series 2006 K3, AMT,
	LIQ FAC: FNMA
	0.340% 11/15/35 (06/03/10) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
	Cove at Lady Lake Partners,
	Series 2005 A, AMT,
	0.350% 05/15/38 (06/02/10) (b)(d)	9,500,000	9,500,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	LIQ FAC: FNMA
	0.350% 05/15/37 (06/02/10) (a)(b)	15,100,000	15,100,000
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC:Washington Mutual Bank,
	LOC: FHLB
	0.350% 06/15/42 (06/02/10) (a)(b)	9,500,000	9,500,000
	Fox Chase Partners, Ltd.,
	Series 2002 E, AMT,
	0.350% 08/15/35 (06/02/10) (b)(d)	8,640,000	8,640,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.410% 07/01/39 (06/03/10) (a)(b)	8,640,000	8,640,000
	0.410% 03/01/50 (06/03/10) (a)(b)	4,100,000	4,100,000
FL Sunshine Governmental Financing Commission
	0.350% 07/08/10	28,510,000	28,510,000
	0.500% 06/10/10	75,255,000	75,255,000
FLORIDA TOTAL			304,725,000
GEORGIA — 2.3%
GA Atlanta Urban Residential Finance Authority
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.460% 12/01/30 (06/03/10) (a)(b)(e)	4,625,000	4,625,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.370% 09/01/24 (06/03/10) (a)(b)	6,715,000	6,715,000
GA Bartow County Development Authority
	Georgia Power Co.,
	Series 2009,
	0.250% 12/01/32 (06/01/10) (b)(d)	27,820,000	27,820,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Columbia County Development Authority
	Westwood Club Partners,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.350% 11/15/35 (06/03/10) (a)(b)	7,260,000	7,260,000
GA Fulton County Development Authority
	OBH, Inc.,
	Series 1999 B, AMT,
	0.340% 12/01/28 (06/03/10) (b)(d)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.350% 01/01/18 (06/03/10) (a)(b)(c)	14,825,000	14,825,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.470% 10/01/21 (06/03/10) (a)(b)	2,160,000	2,160,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.370% 06/01/20 (06/03/10) (a)(b)	1,925,000	1,925,000
GA Kennesaw Development Authority Housing
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	0.340% 10/01/43 (06/03/10) (a)(b)	7,350,000	7,350,000
GA Municipal Electric Authority
	Series 2009 A,
	Escrowed to Maturity,
	2.000% 06/21/10	6,000,000	6,004,967
GA Municipal Gas Authority
	Series 2009 H,
	2.000% 11/18/10	6,000,000	6,035,220
	Series 2010,
	2.000% 05/17/11	9,500,000	9,622,160
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.410% 12/01/37 (06/03/10) (a)(b)	12,905,000	12,905,000
	0.410% 12/01/43 (06/03/10) (a)(b)	11,840,000	11,840,000
	0.410% 04/01/46 (06/03/10) (a)(b)	9,210,000	9,210,000
GA Richmond County Development Authority
	Stonegate Club Partners,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.350% 11/15/35 (06/03/10) (a)(b)	5,055,000	5,055,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.370% 11/01/27 (06/03/10) (a)(b)	4,700,000	4,700,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.470% 12/01/22 (06/03/10) (a)(b)	3,265,000	3,265,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.370% 09/01/19 (06/03/10) (a)(b)	2,800,000	2,800,000
GEORGIA TOTAL			153,467,347
HAWAII — 0.7%
HI Housing Finance & Development Corp.
	Series 2008 AMT,
	GTY AGMT: Citigroup Financial Products
	0.450% 03/01/35 (06/03/10) (a)(b)	44,550,000	44,550,000
HAWAII TOTAL			44,550,000
IDAHO — 1.5%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.490% 09/01/21 (06/03/10) (a)(b)	3,320,000	3,320,000
ID Housing & Finance Association
	Series 2004 A-1, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 07/01/35 (06/02/10) (a)(b)	8,750,000	8,750,000
	Series 2007 D-1, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 07/01/38 (06/02/10) (a)(b)	4,300,000	4,300,000
	Series 2007 E-1, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 07/01/38 (06/02/10) (a)(b)	24,000,000	24,000,000
	Series 2007 G, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.350% 07/01/38 (06/02/10) (a)(b)	8,360,000	8,360,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — (continued)
ID State
	Series 2009,
	2.500% 06/30/10	50,000,000	50,083,056
IDAHO TOTAL			98,813,056
ILLINOIS — 3.5%
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	0.420% 07/01/34 (06/03/10) (a)(b)	12,685,000	12,685,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 12/01/28 (06/03/10) (a)(b)	4,300,000	4,300,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: Bank One N.A.
	0.850% 12/01/15 (06/03/10) (a)(b)	700,000	700,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	0.330% 06/01/40 (06/03/10) (a)(b)	5,217,000	5,217,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 04/01/36 (06/03/10) (a)(b)	4,335,000	4,335,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 01/01/39 (06/03/10) (a)(b)	3,590,000	3,590,000
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 10/01/31 (06/03/10) (a)(b)	4,426,000	4,426,000
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.800% 11/01/22 (06/03/10) (a)(b)	1,050,000	1,050,000
	Series 2004 C, AMT,
	LOC: Morgan Stanley Bank
	0.300% 01/01/35 (06/03/10) (a)(b)	30,530,000	30,530,000
	Series 2007, AMT,
	SPA: Wells Fargo Bank N.A.
	0.350% 12/01/38 (06/02/10) (a)(b)	3,565,000	3,565,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.350% 06/01/43 (06/02/10) (a)(b)(c)	3,315,000	3,315,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.450% 07/15/33 (06/03/10) (a)(b)	54,880,000	54,880,000
	0.470% 01/15/33 (06/03/10) (a)(b)	9,405,000	9,405,000
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.850% 10/01/18 (06/03/10) (a)(b)	1,265,000	1,265,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Finance Authority
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: National City Bank
	0.380% 11/01/18 (06/03/10) (a)(b)	1,803,000	1,803,000
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.
	0.300% 02/01/42 (06/03/10) (a)(b)	12,500,000	12,500,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wells Fargo Bank N.A.,
	GTY AGMT: Valspar Corp.
	0.440% 08/01/15 (06/03/10) (a)(b)	7,800,000	7,800,000
	Forty Foot High Realty,
	Series 2002, AMT,
	LOC: National City Bank
	0.350% 12/01/27 (06/03/10) (a)(b)	3,740,000	3,740,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	0.850% 12/01/23 (06/03/10) (a)(b)	3,990,000	3,990,000
	Koszuta Properties LLC,
	Series 2003, AMT,
	LOC: Bank One N.A.
	0.850% 08/01/23 (06/03/10) (a)(b)	1,820,000	1,820,000
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	0.420% 10/01/23 (06/03/10) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.850% 12/01/18 (06/03/10) (a)(b)	1,800,000	1,800,000
	Series 2000, AMT,
	LOC: Bank One N.A.
	0.850% 08/01/25 (06/03/10) (a)(b)	2,530,000	2,530,000
	Series 2000, AMT,
	LOC: Bank One N.A.
	0.850% 09/01/25 (06/03/10) (a)(b)	415,000	415,000
	Series 2003, AMT,
	LOC: Bank One N.A.
	0.850% 12/01/23 (06/03/10) (a)(b)	1,620,000	1,620,000
	University of Chicago,
	Series 2001 B-2,
	0.520% 07/01/36 (08/26/10) (b)(d)	12,500,000	12,500,000
	Villagebrook LP,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.310% 05/01/35 (06/03/10) (a)(b)	5,510,000	5,510,000
	Waterton Vistas II LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.340% 10/15/34 (06/03/10) (a)(b)	8,500,000	8,500,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC:First National Bank
	LOC: FHLB
	0.330% 01/01/34 (06/03/10) (a)(b)	3,075,000	3,075,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.420% 09/01/35 (06/03/10) (a)(b)	3,615,000	3,615,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.420% 10/01/35 (06/03/10) (a)(b)	3,595,000	3,595,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT:
	GTY AGMT: FHLMC
	0.410% 01/01/44 (06/03/10) (a)(b)	4,300,000	4,300,000
	LIQ FAC: FHLMC
	0.410% 01/01/44 (06/03/10) (a)(b)	3,920,000	3,920,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/33 (06/03/10) (a)(b)	2,245,000	2,245,000
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: National City Bank
	0.350% 07/01/14 (06/03/10) (a)(b)	3,020,000	3,020,000
ILLINOIS TOTAL			236,126,000
INDIANA — 5.0%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: Bank One N.A.
	0.850% 08/01/17 (06/03/10) (a)(b)	2,100,000	2,100,000
IN Bond Bank
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	2.000% 01/06/11	40,000,000	40,374,918
IN DeKalb County
	R&D Concrete Products,
	Series 2003, AMT,
	LOC: National City Bank of Indiana
	0.350% 10/01/13 (06/03/10) (a)(b)	2,370,000	2,370,000
IN Elkhart County
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	2.030% 04/01/28 (06/02/10) (a)(b)	695,000	695,000
	Series 2006, AMT,
	LOC: National City Bank of Indiana
	0.350% 07/01/26 (06/03/10) (a)(b)	3,210,000	3,210,000
	Vahala Enterprises, Inc.,
	Series 2002, AMT,
	LOC: Bank One N.A.
	0.850% 09/01/17 (06/03/10) (a)(b)	1,000,000	1,000,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Finance Authority
	Ascension Health,
	Series 2003 E6,
	0.390% 11/15/39 (03/15/11) (b)(d)	20,000,000	20,000,000
	Series 2008 E7,
	0.330% 11/15/36 (06/15/10) (b)(d)	6,490,000	6,490,000
	Series 2008 E8,
	0.330% 11/15/36 (06/15/10) (b)(d)	6,725,000	6,725,000
IN Garrett
	IKG Industries,
	Series 2005, AMT,
	LOC: National City Bank
	0.350% 01/01/21 (06/03/10) (a)(b)	4,490,000	4,490,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.330% 10/01/27 (06/02/10) (b)(d)	10,000,000	10,000,000
	Series 1998, AMT,
	0.330% 01/01/28 (06/02/10) (b)(d)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.330% 01/01/29 (06/02/10) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.330% 01/01/30 (06/02/10) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.330% 02/01/31 (06/02/10) (a)(b)	10,000,000	10,000,000
	0.330% 09/01/31 (06/02/10) (a)(b)	10,000,000	10,000,000
IN Jeffersonville
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	0.350% 04/01/23 (06/03/10) (a)(b)	3,920,000	3,920,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 10/26/17 (06/03/10) (a)(b)	85,190,000	85,190,000
IN Rockport
	AK Steel Corp.:
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.340% 12/01/27 (06/02/10) (a)(b)	10,000,000	10,000,000
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	0.340% 12/01/28 (06/02/10) (a)(b)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	0.340% 06/01/29 (06/02/10) (a)(b)	10,000,000	10,000,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN St. Joseph County
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	2.030% 06/01/27 (06/02/10) (a)(b)	2,365,000	2,365,000
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: National City Bank
	0.290% 08/01/20 (06/03/10) (a)(b)	12,860,000	12,860,000
IN Whiting
	BP Amoco PLC,
	Series 2000, AMT,
	0.300% 07/01/31 (06/01/10) (b)(d)	10,000,000	10,000,000
	BP Products North America:
	Series 2002 C, AMT,
	GTY AGMT: BP PLC
	0.300% 07/01/34 (06/01/10) (a)(b)	24,100,000	24,100,000
	Series 2003, AMT,
	GTY AGMT: BP PLC
	0.300% 01/01/38 (06/01/10) (a)(b)	11,700,000	11,700,000
	0.400% 06/25/10	10,000,000	10,000,000
INDIANA TOTAL			337,589,918
IOWA — 1.1%
IA Clinton
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.600% 12/01/22 (06/02/10) (a)(b)	3,700,000	3,700,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	0.600% 09/01/11 (06/02/10) (a)(b)	900,000	900,000
IA Finance Authority
	Series 2005 E, AMT,
	SPA: State Street Bank & Trust Co.
	0.320% 01/01/36 (06/03/10) (a)(b)	4,500,000	4,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.320% 01/01/36 (06/03/10) (a)(b)	12,000,000	12,000,000
	Series 2008 B, AMT,
	SPA: FHLB
	0.320% 01/01/39 (06/03/10) (a)(b)	25,935,000	25,935,000
	Series 2008 F, AMT,
	SPA: FHLB
	0.320% 01/01/39 (06/03/10) (a)(b)	6,000,000	6,000,000
	Series 2009 A,
	2.500% 06/23/10	18,000,000	18,021,033
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	0.340% 11/01/17 (06/03/10) (a)(b)	4,770,000	4,770,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA West Burlington
	Borghi USA OilHydraulic,
	Series 2001 B, AMT,
	LOC: Bank One N.A.
	0.850% 01/01/11 (06/03/10) (a)(b)	90,000	90,000
IOWA TOTAL			75,916,033
KANSAS — 0.5%
KS Development Finance Authority
	Boulevard Apartments, LLC,
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	0.340% 03/01/43 (06/03/10) (a)(b)	25,000,000	25,000,000
	Seaboard Farms, Inc.,
	Series 1995, AMT,
	LOC: Bank of New York,
	GTY AGMT: Seaboard Corp.
	0.290% 12/01/25 (06/03/10) (a)(b)	9,200,000	9,200,000
KS Wichita Airport Authority
	FlightSafety International, Inc.,
	Series 2003 A, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.340% 11/01/31 (06/03/10) (a)(b)	2,860,000	2,860,000
KANSAS TOTAL			37,060,000
KENTUCKY — 1.3%
KY Campbellsville-Taylor County Industrial Development
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase &Co.
	0.600% 05/01/31 (06/02/10) (a)(b)	7,410,000	7,410,000
KY Economic Development Finance Authority
	Republic Services, Inc.,
	Series 2008, AMT,
	LOC: JPMorgan Chase Bank
	0.330% 10/01/28 (06/01/10) (a)(b)	10,000,000	10,000,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.470% 06/01/26 (06/03/10) (a)(b)	3,230,000	3,230,000
KY Housing Corp.
	Highlands Court Apartments,
	Series 2007, AMT,
	LOC: National City Bank
	0.340% 12/15/37 (06/03/10) (a)(b)	3,900,000	3,900,000
	Series 2005 B, AMT,
	SPA: BNP Paribas
	0.350% 07/01/32 (06/02/10) (a)(b)	11,085,000	11,085,000
	Series 2005 L, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36 (06/02/10) (a)(b)	12,900,000	12,900,000
	Series 2006 C, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36 (06/02/10) (a)(b)	15,425,000	15,425,000
	Series 2006 I, AMT,
	SPA: BNP Paribas

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	0.350% 01/01/32 (06/02/10) (a)(b)	20,755,000	20,755,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 04/03/36 (06/03/10) (a)(b)	5,460,000	5,460,000
KENTUCKY TOTAL			90,165,000
LOUISIANA — 1.5%
LA Parish of Plaquemines
	BP Exploration & Oil, Inc.,
	Series 1994, AMT,
	0.300% 10/01/24 (06/01/10) (b)(d)	12,000,000	12,000,000
LA RBC Municipal Products, Inc. Trust
	Series 2008 L14, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/28 (06/03/10) (a)(b)	33,345,000	33,345,000
	Series 2008 L17, AMT,
	LOC: Royal Bank of Canada
	0.330% 12/01/36 (06/03/10) (a)(b)	54,495,000	54,495,000
	Series 2008 L18, AMT,
	LOC: Royal Bank of Canada
	0.330% 03/01/28 (06/03/10) (a)(b)	5,095,000	5,095,000
LOUISIANA TOTAL			104,935,000
MAINE — 1.2%
ME Housing Authority
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	0.350% 11/15/41 (06/03/10) (a)(b)	8,000,000	8,000,000
	Series 2008 E2, AMT,
	SPA: Dexia Credit Local:
	0.450% 11/15/30 (06/03/10) (a)(b)	25,415,000	25,415,000
	0.450% 11/15/37 (06/03/10) (a)(b)	24,550,000	24,550,000
ME State
	Series 2010,
	1.000% 06/15/10	26,920,000	26,928,390
MAINE TOTAL			84,893,390
MARYLAND — 1.2%
MD Carroll County
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.370% 07/01/24 (06/03/10) (a)(b)	4,650,000	4,650,000
MD Community Development Administration
	Series 2004 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.320% 09/01/35 (06/03/10) (a)(b)	20,000,000	20,000,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.390% 01/01/15 (06/03/10) (a)(b)	7,520,000	7,520,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Montgomery County Housing Opportunities Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.410% 02/01/40 (06/03/10) (a)(b)	49,985,000	49,985,000
MARYLAND TOTAL			82,155,000
MASSACHUSETTS — 2.1%
MA Department of Transportation
	Series 2010 A2,
	LOC: Wells Fargo Bank N.A.
	0.260% 01/01/37 (06/03/10) (a)(b)	14,180,000	14,180,000
MA Development Finance Agency
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.410% 01/01/36 (06/03/10) (a)(b)	34,830,000	34,830,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.290% 04/01/38 (06/03/10) (a)(b)	11,600,000	11,600,000
MA Health & Educational Facilities Authority
	Baystate Medical Center, Inc.,
	Series 2009 J2,
	LOC: JPMorgan Chase Bank
	0.280% 07/01/44 (06/01/10) (a)(b)	4,185,000	4,185,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.410% 11/01/37 (06/03/10) (a)(b)	26,555,000	26,555,000
MA State
	Series 2006 A,
	SPA: Dexia Credit Local
	0.300% 03/01/26 (06/01/10) (a)(b)	11,210,000	11,210,000
	Series 2010 A,
	0.290% 02/01/11 (06/03/10) (b)(d)	36,000,000	36,000,000
MA University of Massachusetts Building Authority
	Series 2008,
	LOC: Lloyds TSB Bank PLC
	0.270% 05/01/38 (06/02/10) (a)(b)	4,075,000	4,075,000
MASSACHUSETTS TOTAL			142,635,000
MICHIGAN — 8.9%
MI Bank of New York Municipal Certificates Trust
	Series 2006,
	LOC: Bank of New York
	0.400% 08/03/10 (07/01/10) (a)(b)	80,855,000	80,855,000
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.320% 03/01/49 (06/01/10) (a)(b)	8,100,000	8,100,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Housing Development Authority
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	0.330% 10/01/42 (06/02/10) (a)(b)	53,060,000	53,060,000
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	0.350% 12/01/38 (06/02/10) (a)(b)	45,000,000	45,000,000
	Series 2009 C, AMT,
	3.050% 06/01/10	1,870,000	1,870,000
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.320% 05/01/35 (06/01/10) (a)(b)	15,905,000	15,905,000
MI Municipal Bond Authority
	Series 2009 C2,
	LOC: JPMorgan Chase Bank
	2.500% 08/20/10	15,000,000	15,053,787
	Series 2009 C3,
	LOC: ScotiaBank
	2.500% 08/20/10	8,415,000	8,445,174
MI Oakland County Economic Development Corp.
	Series 2000, AMT,
	LOC: National City Bank
	0.350% 08/01/30 (06/03/10) (a)(b)	2,800,000	2,800,000
MI RBC Municipal Products, Inc. Trust
	Series 2008 L23, AMT,
	LOC: Royal Bank of Canada
	0.330% 03/01/28 (06/03/10) (a)(b)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/32 (06/03/10) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/32 (06/03/10) (a)(b)	57,895,000	57,895,000
MI State
	Series 2009 A,
	2.000% 09/30/10	150,000,000	150,727,852
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.900% 02/01/16 (06/02/10) (a)(b)	1,000,000	1,000,000
MI Strategic Fund
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.900% 02/01/20 (06/02/10) (a)(b)	1,700,000	1,700,000
	Series 2005, AMT,
	LOC: National City Bank of the Midwest
	0.380% 06/01/35 (06/03/10) (a)(b)	1,935,000	1,935,000
	Series 2007, AMT,
	LOC: National City Bank:
	0.350% 12/01/27 (06/03/10) (a)(b)	5,290,000	5,290,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.350% 12/01/27 (06/03/10) (a)(b)	3,415,000	3,415,000
MICHIGAN TOTAL			609,136,813
MINNESOTA — 1.9%
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.590% 11/01/20 (06/03/10) (a)(b)	1,795,000	1,795,000
MN Housing Finance Agency
	Series 2009 F,
	LIQ FAC: FHLB
	0.300% 07/01/31 (06/03/10) (a)(b)	6,700,000	6,700,000
MN Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.440% 03/01/40 (06/03/10) (a)(b)(c)	77,200,000	77,200,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.460% 01/01/51 (06/03/10) (a)(b)	11,995,000	11,995,000
	Series 2007,
	LIQ FAC: FHLMC
	0.340% 05/01/31 (06/03/10) (a)(b)	935,000	935,000
MN School District Capital Equipment Borrowing Program
	Series 2009 B,
	2.000% 09/10/10	7,000,000	7,032,804
	Series 2009,
	2.000% 09/10/10	9,500,000	9,538,659
	Series 2010 A,
	2.000% 09/10/10	8,570,000	8,610,812
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 12/01/12 (06/03/10) (a)(b)	1,400,000	1,400,000
MN State
	Series 2009,
	2.000% 08/01/10	4,745,000	4,757,310
MINNESOTA TOTAL			129,964,585
MISSISSIPPI — 0.2%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust
	0.370% 03/01/15 (06/03/10) (a)(b)	575,000	575,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.370% 03/01/25 (06/03/10) (a)(b)	2,135,000	2,135,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — (continued)
MS State
	Series 2009 C,
	1.250% 11/17/10	13,252,000	13,307,005
MISSISSIPPI TOTAL			16,017,005
MISSOURI — 2.1%
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2008 A,
	SPA: JPMorgan Chase Bank
	0.280% 12/01/37 (06/01/10) (a)(b)	14,085,000	14,085,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C3,
	0.370% 11/15/39 (03/01/11) (b)(d)	61,875,000	61,875,000
	SSM Health Care Corp.,
	Series 2005 B,
	0.640% 06/01/35 (06/03/10) (b)(d)	7,950,000	7,950,000
MO Kansas City Industrial Development Authority
	Series 2006 A,
	LOC: JPMorgan Chase Bank
	0.300% 12/01/32 (06/02/10) (a)(b)	9,000,000	9,000,000
MO St. Louis County Industrial Development Authority
	General Grant Equities LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.340% 03/01/38 (06/03/10) (a)(b)	18,470,000	18,470,000
MO University of Missouri
	Series 2009,
	2.000% 06/30/10	25,000,000	25,031,649
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006 A, AMT,
	LOC: Bank of Washington,
	LOC: U.S. Bank N.A.
	0.340% 05/01/28 (06/03/10) (a)(b)	6,600,000	6,600,000
MISSOURI TOTAL			143,011,649
MONTANA — 0.4%
MT Anaconda-Deer Lodge County
	Atlantic Richfield Co.,
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.300% 10/01/37 (06/01/10) (a)(b)	15,000,000	15,000,000
MT Board of Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 10/01/33 (06/03/10) (a)(b)	5,005,000	5,005,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
MONTANA — (continued)
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (b)(d)	6,400,000	6,400,000
MONTANA TOTAL			26,405,000
NEBRASKA — 1.0%
NE Investment Finance Authority
	Series 2008 D, AMT,
	SPA: FHLB
	0.300% 09/01/38 (06/02/10) (a)(b)	12,500,000	12,500,000
NE Lancaster County
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 11/01/20 (06/03/10) (a)(b)	3,600,000	3,600,000
NE Omaha Public Power District
	Series A,
	SPA: JPMorgan Chase Bank
	0.320% 07/06/10	20,000,000	20,000,000
NE Public Power District
	Series A,
	LIQ FAC: Bank of Nova Scotia
	0.330% 08/12/10	29,000,000	29,000,000
NEBRASKA TOTAL			65,100,000
NEVADA — 0.7%
NV Clark County
	Series 2009 A,
	2.500% 07/15/10	25,000,000	25,049,398
NV Director of the State Department of Business & Industry
	Barrick Gold Corp.,
	Series 1999, AMT,
	LOC: Royal Bank of Canada
	0.330% 06/01/29 (06/02/10) (a)(b)	23,800,000	23,800,000
NEVADA TOTAL			48,849,398
NEW MEXICO — 1.1%
NM Educational Assistance Foundation
	Series 2008 A3, AMT,
	LOC: Lloyds TSB Bank PLC
	0.310% 04/01/36 (06/02/10) (a)(b)	37,000,000	37,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.270% 11/01/39 (06/03/10) (a)(b)	35,000,000	35,000,000
NEW MEXICO TOTAL			72,000,000
NEW YORK — 7.7%
NY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 10/01/29 (06/03/10) (a)(b)	10,735,000	10,735,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Housing Finance Agency
	Series 2008 A, AMT,
	LOC: Bank of New York
	0.270% 11/01/41 (06/02/10) (a)(b)	50,000,000	50,000,000
NY Islip Industrial Development Agency
	Series 2008 23G, AMT,
	GTY AGMT: Goldman Sachs
	0.350% 12/01/29 (06/03/10) (a)(b)	15,995,000	15,995,000
NY Liberty Development Corp.
	Series 2009 A,
	0.500% 12/01/49 (01/18/11) (b)(d)	75,000,000	75,022,221
NY Metropolitan Transportation Authority
	Series 2010,
	2.000% 12/31/10	45,000,000	45,422,089
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	0.370% 04/01/35 (06/02/10) (a)(b)	40,000,000	40,000,000
	Series 2006, AMT,
	SPA: Dexia Credit Local
	0.330% 04/01/37 (06/01/10) (a)(b)	29,800,000	29,800,000
	Series 2007, AMT,
	SPA: Dexia Credit Local:
	0.300% 04/01/37 (06/02/10) (a)(b)	21,500,000	21,500,000
	0.320% 10/01/37 (06/01/10) (a)(b)	18,250,000	18,250,000
NY New York City Housing Development Corp.
	Series 2006 J-1, AMT,
	SPA: JPMorgan Chase Bank
	0.300% 11/01/40 (06/02/10) (a)(b)	15,640,000	15,640,000
	Series 2007 E-2, AMT,
	LIQ FAC: Dexia Credit Local
	0.330% 11/01/42 (06/01/10) (a)(b)	11,305,000	11,305,000
	Series 2008 A-1-A, AMT,
	LIQ FAC: Dexia Credit Local
	0.330% 11/01/46 (06/01/10) (a)(b)	30,000,000	30,000,000
	Series 2008 H-2-A, AMT,
	LIQ FAC: Dexia Credit Local:
	0.330% 05/01/13 (06/01/10) (a)(b)	3,690,000	3,690,000
	0.330% 05/01/41 (06/01/10) (a)(b)	12,840,000	12,840,000
NY New York City Municipal Water Finance Authority
	Series 2001 F1,
	SPA: Dexia Credit Local
	0.310% 06/15/33 (06/01/10) (a)(b)	8,245,000	8,245,000
NY New York City Transitional Finance Authority
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.330% 11/01/22 (06/01/10) (a)(b)	1,980,000	1,980,000
NY Oyster Bay
	Series 2010,
	1.500% 03/11/11	34,205,000	34,516,675

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.460% 09/01/52 (06/03/10) (a)(b)	25,475,000	25,475,000
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	40,000,000	40,119,746
NY Westchester County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs & Co.
	0.350% 11/01/44 (06/03/10) (a)(b)	37,065,849	37,065,849
NEW YORK TOTAL			527,601,580
NORTH CAROLINA — 2.2%
NC Agriculture Finance Authority
	McGill Environmental Systems,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.370% 12/01/15 (06/03/10) (a)(b)	1,800,000	1,800,000
NC Burke County Industrial Facilities & Pollution Control Financing Authority
	Cox Manufacturing Co., Inc.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.370% 06/01/24 (06/03/10) (a)(b)	1,385,000	1,385,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.370% 12/01/21 (06/03/10) (a)(b)	2,420,000	2,420,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.370% 04/01/26 (06/03/10) (a)(b)	4,000,000	4,000,000
NC Durham County
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.460% 11/01/24 (06/03/10) (a)(b)	18,005,000	18,005,000
NC Education Assistance Authority
	Series 2008 A2, AMT,
	LOC: Royal Bank of Canada
	0.320% 09/01/35 (06/03/10) (a)(b)	49,000,000	49,000,000
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.350% 09/01/35 (06/03/10) (a)(b)	15,825,000	15,825,000
NC Facilities Finance Authority
	0.250% 06/02/10	6,774,000	6,774,000

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 09/01/19 (06/03/10) (a)(b)	10,000,000	10,000,000
NC Housing Finance Agency
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.320% 07/01/39 (06/03/10) (a)(b)(c)	6,795,000	6,795,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.370% 11/01/17 (06/03/10) (a)(b)	1,700,000	1,700,000
NC Ports Authority
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	0.370% 09/01/22 (06/03/10) (a)(b)	1,975,000	1,975,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.390% 05/01/15 (06/03/10) (a)(b)	14,515,000	14,515,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 01/01/28 (06/03/10) (a)(b)	6,920,000	6,920,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.370% 03/01/14 (06/03/10) (a)(b)	1,940,000	1,940,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.470% 03/01/26 (06/03/10) (a)(b)	1,850,000	1,850,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.370% 03/01/27 (06/03/10) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			149,904,000
OHIO — 1.2%
OH Cleveland-Cuyahoga County Port Authority
	Laurel School,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.320% 04/01/38 (06/01/10) (a)(b)	8,600,000	8,600,000
OH Cuyahoga County
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 11/01/11 (06/03/10) (a)(b)	5,515,000	5,515,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Hancock County
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	0.360% 01/01/31 (06/03/10) (a)(b)	705,000	705,000
OH Lorain County
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 11/01/27 (06/03/10) (a)(b)	3,340,000	3,340,000
OH Lucas County
	Series 1999, AMT,
	LOC: National City Bank
	0.380% 10/01/18 (06/03/10) (a)(b)	2,760,000	2,760,000
OH Ohio State University
	0.300% 07/12/10	15,000,000	15,000,000
OH Portage County Port Authority
	BF Properties LP,
	Series 2008, AMT,
	LOC: National City Bank
	0.350% 02/01/29 (06/03/10) (a)(b)	6,720,000	6,720,000
OH Rickenbacker Port Authority
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 01/01/18 (06/03/10) (a)(b)	4,340,000	4,340,000
OH State
	BP Amoco PLC:
	Serie 1999, AMT,
	0.300% 08/01/34 (06/01/10) (b)(d)	11,700,000	11,700,000
	Series 2000, AMT,
	0.300% 08/01/34 (06/01/10) (b)(d)	7,100,000	7,100,000
	BP Products North America:
	Series 2001 B, AMT,
	GTY AGMT: BP PLC
	0.300% 08/01/34 (06/01/10) (a)(b)	11,000,000	11,000,000
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.300% 08/01/34 (06/01/10) (a)(b)	6,200,000	6,200,000
OHIO TOTAL			82,980,000
OKLAHOMA — 0.0%
OK Claremore Industrial & Redevelopment Authority
	Whirlwind Steel Buildings,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	0.850% 09/01/16 (06/03/10) (a)(b)	1,020,000	1,020,000
OKLAHOMA TOTAL			1,020,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — 0.3%
OR Housing & Community Services Department
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley Municipal Funding
	0.320% 07/01/42 (06/03/10) (a)(b)(c)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.410% 12/01/53 (06/03/10) (a)(b)	6,880,000	6,880,000
OR State
	LD McFarland Co., Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.390% 11/01/16 (06/03/10) (a)(b)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997, AMT,
	LOC: U.S. Bank N.A.
	0.400% 04/01/24 (06/02/10) (a)(b)	4,420,000	4,420,000
OREGON TOTAL			22,290,000
PENNSYLVANIA — 1.1%
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.530% 05/01/32 (06/03/10) (b)(d)	5,750,000	5,750,000
PA Crawford County Industrial Development Authority
	Acutec Precision Machine, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 02/01/16 (06/03/10) (a)(b)	2,835,000	2,835,000
PA Housing Finance Agency
	Series 2006 94B, AMT,
	SPA: Dexia Credit Local
	0.340% 04/01/27 (06/02/10) (a)(b)	10,000,000	10,000,000
PA Lackawanna County Industrial Development Authority
	Herff Jones, Inc.,
	Series 2001, AMT,
	LOC: National City Bank
	0.350% 06/01/26 (06/03/10) (a)(b)	4,200,000	4,200,000
PA Lawrence County Industrial Development Authority
	Series 2004, AMT,
	LOC: National City Bank of Pennsylvania
	0.380% 12/01/15 (06/03/10) (a)(b)	2,000,000	2,000,000
PA Luzerne County Industrial Development Authority
	Series 2008 35G, AMT,
	GTY AGMT: Goldman Sachs & Co.
	0.350% 09/30/42 (06/03/10) (a)(b)	18,495,000	18,495,000
PA Pennsylvania State University
	Series 2009 B,
	1.000% 06/01/31 (06/01/10) (b)(d)	10,000,000	10,000,000

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA RBC Municipal Products, Inc. Trust
	UPMC,
	Series 2010 E16,
	LOC: Royal Bank of Canada
	0.290% 04/15/39 (06/03/10) (a)(b)(c)	20,000,000	20,000,000
PA Washington County Industrial Development Authority
	Pennatronics Corp.,
	Series 2001, AMT,
	LOC: National City Bank of Pennsylvania
	0.350% 11/01/20 (06/03/10) (a)(b)	4,810,000	4,810,000
PENNSYLVANIA TOTAL			78,090,000
PUERTO RICO — 0.1%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.580% 08/01/42 (06/03/10) (a)(b)	4,325,000	4,325,000
PUERTO RICO TOTAL			4,325,000
RHODE ISLAND — 0.2%
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	0.360% 10/01/36 (06/03/10) (a)(b)(e)	4,920,000	4,920,000
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.340% 10/01/32 (06/03/10) (a)(b)(c)	7,350,000	7,350,000
RHODE ISLAND TOTAL			12,270,000
SOUTH CAROLINA — 0.4%
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.370% 05/01/16 (06/03/10) (a)(b)	2,425,000	2,425,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.470% 11/01/22 (06/03/10) (a)(b)	3,065,000	3,065,000
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.460% 05/01/14 (06/03/10) (a)(b)	245,000	245,000
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 09/01/27 (06/03/10) (a)(b)	6,380,000	6,380,000
	South Carolina General Co. Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust,
	GTY AGMT: Scana Corp.
	0.360% 12/01/38 (06/03/10) (a)(b)	5,000,000	5,000,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.410% 03/01/49 (06/03/10) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			29,890,000

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH DAKOTA — 0.1%
SD Clipper Tax-Exempt Trust
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.410% 05/01/30 (06/03/10) (a)(b)(c)	5,265,000	5,265,000
SOUTH DAKOTA TOTAL			5,265,000
TENNESSEE — 1.6%
TN Metropolitan Governments of Nashville & Davidson Counties
	Series A,
	LIQ FAC: State Street Bank,
	LIQ FAC: California State Teachers’ Retirement System,
	LIQ FAC: California Public Employees’ Retirement System:
	0.350% 07/07/10	32,800,000	32,800,000
	0.380% 07/14/10	30,000,000	30,000,000
TN Sevier County Public Building Authority
	Series 2008 A-I, AMT,
	LOC: Branch Banking & Trust
	0.370% 06/01/28 (06/02/10) (a)(b)	27,805,000	27,805,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: National City Bank
	0.340% 07/01/22 (06/03/10) (a)(b)	5,000,000	5,000,000
TN School Board
	Series 97-A,
	LIQ FAC: State Street Bank
	0.300% 06/30/10	10,000,000	10,000,000
TENNESSEE TOTAL			105,605,000
TEXAS — 12.1%
TX Austin
	Series 2008,
	LOC: Dexia Credit Local
	0.350% 05/15/31 (06/03/10) (a)(b)	26,770,000	26,770,000
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 05/01/16 (06/03/10) (a)(b)	9,430,000	9,430,000
TX Dallas Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 09/01/19 (06/03/10) (a)(b)	14,850,000	14,850,000

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Department of Housing & Community Affairs
	Lancaster Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	0.340% 07/15/40 (06/03/10) (a)(b)	14,150,000	14,150,000
TX Gulf Coast Industrial Development Authority
	Amoco Oil Co.,
	Series 1993, AMT,
	0.300% 04/01/28 (06/01/10) (b)(d)	33,100,000	33,100,000
	BP Global Power Corp.,
	Series 2003, AMT,
	GTY AGMT: BP PLC
	0.300% 04/01/38 (06/01/10) (a)(b)	17,200,000	17,200,000
TX Gulf Coast Waste Disposal Authority
	Amoco Oil Co.:
	Series 1993, AMT,
	0.300% 05/01/23 (06/01/10) (b)(d)	13,600,000	13,600,000
	Series 1994, AMT,
	0.300% 06/01/24 (06/01/10) (b)(d)	20,500,000	20,500,000
	Series 1996, AMT,
	0.300% 05/01/24 (06/01/10) (b)(d)	13,100,000	13,100,000
	Series 1998, AMT,
	0.300% 01/01/26 (06/01/10) (b)(d)	17,300,000	17,300,000
	BP Products North America,
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.300% 07/01/36 (06/01/10) (a)(b)	25,000,000	25,000,000
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine,
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	0.280% 11/15/47 (06/01/10) (a)(b)	28,110,000	28,110,000
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.600% 04/01/17 (06/03/10) (a)(b)	1,750,000	1,750,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Series 1998, AMT,
	LIQ FAC: FNMA
	0.430% 06/01/30 (06/03/10) (a)(b)	10,920,000	10,920,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.470% 11/01/34 (06/03/10) (a)(b)	14,850,000	14,850,000
	0.470% 11/01/18 (06/03/10) (a)(b)	5,705,000	5,705,000
TX Harris County
	Series 2009 B,
	2.000% 08/15/21 (08/12/10) (b)(d)	15,900,000	15,947,490
	Series C,
	LIQ FAC: Scotiabank,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 08/12/10	16,565,000	16,565,000
TX Houston
	0.280% 06/08/10	12,000,000	12,000,000

28

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Houston Housing Financial Corp.
	HFI Regency Park Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	0.350% 05/15/41 (06/02/10) (a)(b)	14,000,000	14,000,000
	Mayfair Park Apartments LP,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.350% 04/15/37 (06/03/10) (a)(b)	3,500,000	3,500,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 12/01/23 (06/03/10) (a)(b)	5,340,000	5,340,000
TX Mansfield Industrial Development Corp.
	Pier 1 Imports - Texas, Inc.,
	Series 1986, AMT,
	LOC: JPMorgan Chase Bank
	0.350% 11/01/26 (06/02/10) (a)(b)	5,100,000	5,100,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 07/01/18 (06/03/10) (a)(b)	5,445,000	5,445,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.410% 10/01/50 (06/03/10) (a)(b)	11,365,000	11,365,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.410% 06/01/30 (06/03/10) (a)(b)	4,770,000	4,770,000
	0.410% 07/01/44 (06/03/10) (a)(b)	9,890,000	9,890,000
	0.410% 03/01/46 (06/03/10) (a)(b)	14,080,000	14,080,000
	0.410% 09/01/46 (06/03/10) (a)(b)	12,085,000	12,085,000
	0.410% 09/01/47 (06/03/10) (a)(b)	12,020,000	12,020,000
	0.410% 12/01/47 (06/03/10) (a)(b)	11,560,000	11,560,000
	0.410% 11/01/49 (06/03/10) (a)(b)	14,435,000	14,435,000
	0.410% 05/01/50 (06/03/10) (a)(b)	13,805,000	13,805,000
TX RBC Municipal Products, Inc. Trust
	Series 2008 L45, AMT,
	LOC: Royal Bank of Canada
	0.330% 12/01/27 (06/03/10) (a)(b)	58,945,000	58,945,000
TX Southeast Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 06/01/19 (06/03/10) (a)(b)	13,410,000	13,410,000
TX State
	Series 2004 II-B, AMT,
	SPA: Sumitomo Mitsui Banking
	0.300% 12/01/34 (06/02/10) (a)(b)	10,455,000	10,455,000
	Series 2006, AMT,
	SPA: State Street Bank & Trust Co.:
	0.300% 02/01/12 (06/03/10) (a)(b)	18,430,000	18,430,000

29

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.300% 02/01/13 (06/03/10) (a)(b)	35,460,000	35,460,000
	0.300% 08/01/14 (06/03/10) (a)(b)	6,495,000	6,495,000
	0.300% 08/01/16 (06/03/10) (a)(b)	6,770,000	6,770,000
	0.300% 08/01/17 (06/03/10) (a)(b)	4,850,000	4,850,000
	Series 2007 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.330% 06/01/37 (06/02/10) (a)(b)	15,235,000	15,235,000
	Series 2009:
	TRANs
	2.500% 08/31/10	150,000,000	150,761,250
	LIQ FAC: Morgan Stanley Municipal Funding
	0.340% 12/01/22 (06/03/10) (a)(b)(c)	9,780,000	9,780,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	0.260% 11/15/33 (06/01/10) (a)(b)	27,925,000	27,925,000
TX Travis County Housing Finance Corp.
	Texas Old Manor Housing LP,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.340% 08/15/37 (06/03/10) (a)(b)	4,900,000	4,900,000
TX University of Texas
	0.270% 06/10/10	15,205,000	15,205,000
TEXAS TOTAL			826,863,740
UTAH — 1.0%
UT Housing Corp.
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	0.340% 07/01/35 (06/02/10) (a)(b)	9,000,000	9,000,000
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	0.350% 07/01/32 (06/02/10) (a)(b)	10,000,000	10,000,000
	Series 2008 B1, AMT,
	SPA: Wells Fargo Bank N.A.
	0.350% 07/01/39 (06/02/10) (a)(b)	12,950,000	12,950,000
	Series 2008 D-1, AMT,
	LIQ FAC: Wells Fargo Bank N.A.
	0.350% 07/01/39 (06/02/10) (a)(b)	12,250,000	12,250,000
UT Intermountain Power Agency
	0.270% 06/08/10	19,800,000	19,800,000

30

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Tooele City
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.430% 10/01/22 (06/03/10) (a)(b)	3,100,000	3,100,000
UTAH TOTAL			67,100,000
VIRGINIA — 1.3%
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.360% 05/16/24 (06/03/10) (a)(b)	36,845,000	36,845,000
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.340% 12/01/14 (06/03/10) (a)(b)	7,355,000	7,355,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.470% 09/01/26 (06/03/10) (a)(b)	1,800,000	1,800,000
VA Fairfax County Redevelopment & Housing Authority
	Series 2009 1G,
	GTY AGMT: Goldman Sachs & Co.
	0.360% 06/01/42 (06/03/10) (a)(b)(c)	22,490,000	22,490,000
VA Portsmouth Redevelopment & Housing Authority
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.460% 03/01/50 (06/03/10) (a)(b)	3,410,000	3,410,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.410% 05/01/40 (06/03/10) (a)(b)	6,560,000	6,560,000
VA Small Business Financing Authority
	Series 2007, AMT,
	LOC: National City Bank
	0.350% 09/01/22 (06/03/10) (a)(b)	10,000,000	10,000,000
VIRGINIA TOTAL			88,460,000
WASHINGTON — 1.6%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 08/01/26 (06/03/10) (a)(b)	3,150,000	3,150,000
WA Housing Finance Commission
	LTC Properties, Inc.,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.390% 12/01/15 (06/03/10) (a)(b)	1,230,000	1,230,000
	Mountain West Investment Corp.,
	Series 2001 A, AMT,
	LIQ FAC: FNMA

31

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.360% 09/01/34 (06/01/10) (a)(b)	6,285,000	6,285,000
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.340% 05/01/28 (06/03/10) (a)(b)	1,350,000	1,350,000
	Series 2007 R, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 10/01/33 (06/03/10) (a)(b)	7,395,000	7,395,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 01/01/32 (06/03/10) (a)(b)	5,455,000	5,455,000
	The Seasons I LLC,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.310% 12/15/40 (06/03/10) (a)(b)	14,700,000	14,700,000
WA Pierce County Economic Development
	Cascade Pole & Lumber Co.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.390% 12/01/17 (06/03/10) (a)(b)	3,855,000	3,855,000
WA Port Bellingham Industrial Development Corp.
	Atlantic Richfield Co.,
	Series 2001, AMT,
	GTY AGMT: BP PLC
	0.300% 12/01/33 (06/01/10) (a)(b)	19,000,000	19,000,000
	BP West Coast Products LLC:
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.300% 12/01/33 (06/01/10) (a)(b)	8,700,000	8,700,000
	Series 2007, AMT,
	GTY AGMT: BP PLC
	0.300% 07/01/41 (06/01/10) (a)(b)	21,000,000	21,000,000
WA Port of Seattle
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley Municipal Funding
	0.320% 04/01/24 (06/03/10) (a)(b)(c)	19,770,000	19,770,000
WASHINGTON TOTAL			111,890,000
WEST VIRGINIA — 0.9%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	0.400% 10/01/16 (06/03/10) (a)(b)	5,540,000	5,540,000
WV Economic Development Authority
	Appalachian Power Co.:
	Series 2008 B, AMT,
	LOC: JPMorgan Chase Bank
	0.390% 02/01/36 (06/03/10) (a)(b)	10,000,000	10,000,000
	Series 2009 A,
	LOC: Royal Bank of Scotland
	0.330% 12/01/42 (06/03/10) (a)(b)	6,075,000	6,075,000

32

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.330% 06/01/28 (06/02/10) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			61,615,000
WISCONSIN — 1.9%
WI Housing & Economic Development Authority
	Series 2003 A, AMT,
	SPA: FHLB
	0.350% 09/01/33 (06/02/10) (a)(b)	10,920,000	10,920,000
	Series 2005 D, AMT,
	SPA: BNP Paribas
	0.340% 09/01/36 (06/02/10) (a)(b)	81,030,000	81,030,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.420% 03/01/12 (06/03/10) (a)(b)	4,030,000	4,030,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	0.850% 09/01/14 (06/03/10) (a)(b)	1,630,000	1,630,000
WI Milwaukee
	Series 2009,
	2.000% 06/30/10	25,000,000	25,029,169
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.340% 12/01/44 (06/03/10) (a)(b)	4,430,000	4,430,000
WI Oconto
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.590% 11/01/12 (06/03/10) (a)(b)	550,000	550,000
WI Pewaukee
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	0.850% 09/01/20 (06/03/10) (a)(b)	1,400,000	1,400,000
WI Sheboygan
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC: Bank One N.A.
	0.850% 08/01/12 (06/03/10) (a)(b)	1,270,000	1,270,000
WISCONSIN TOTAL			130,289,169

33

		Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — 1.0%
WY Student Loan Corp.
	Series 2008 A1, AMT,
	LOC: Royal Bank of Canada
	0.320% 06/01/35 (06/03/10) (a)(b)	65,000,000	65,000,000
WYOMING TOTAL			65,000,000
	Total Municipal Bonds (cost of $6,347,954,630)		6,347,954,630
Short-Term Obligations — 4.0%
VARIABLE RATE DEMAND NOTES — 4.0%
Federal Home Loan Mortgage Corp.
	LIQ FAC: FHLMC
	0.340% 06/15/36 (06/03/10) (b)(d)(f)	34,005,000	34,005,000
FHLMC Multi-Family VRD Certificates
	0.340% 05/15/46 (06/03/10) (b)(d)	50,620,000	50,620,000
	0.350% 11/15/34 (06/03/10) (b)(d)	10,535,760	10,535,760
	0.350% 02/15/35 (06/03/10) (b)(d)	10,264,662	10,264,662
	0.350% 08/15/45 (06/03/10) (b)(d)	116,675,578	116,675,578
	0.350% 01/15/47 (06/03/10) (b)(d)	38,546,144	38,546,144
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Dexia Credit Local
	0.610% 07/01/22 (06/03/10) (a)(b)	11,500,000	11,500,000
VARIABLE RATE DEMAND NOTES TOTAL			272,147,144

	Total Short-Term Obligations (cost of $272,147,144)		272,147,144

	Total Investments — 97.2% (cost of $6,620,101,774)		6,620,101,774

	Other Assets & Liabilities, Net — 2.8%		194,096,359

	Net Assets — 100.0%		6,814,198,133

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

34

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(b)	Parenthetical date represents effective maturity date for the security.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $220,505,000, which represents 3.2% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(e)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(f)	The rate shown represents the discount rate at the date of purchase.

(g)	Cost for federal income tax purposes is $6,620,101,774.

35

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement
TRAN	Tax Revenue Anticipation Note

36

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 97.7%
NEW YORK — 96.1%
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.350% 02/15/36 (08/15/10) (a)(b)	17,150,000	17,150,000
NY Buffalo Municipal Water Finance Authority
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.250% 07/01/35 (06/02/10) (a)(b)	16,400,000	16,400,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.260% 05/01/31 (06/03/10) (a)(b)	4,115,000	4,115,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/22 (06/03/10) (a)(b)	5,900,000	5,900,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/34 (06/03/10) (a)(b)	7,410,000	7,410,000
	Long Island University,
	Series 2006 L 1-A-2,
	LOC: Citizens Bank,
	LOC: FHLB
	0.280% 09/01/36 (06/03/10) (a)(b)	10,000,000	10,000,000
	New York Public Library,
	Series 1999 A,
	LOC: TD Bank N.A.
	0.180% 07/01/28 (06/02/10) (a)(b)	6,185,000	6,185,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.270% 07/01/34 (06/03/10) (a)(b)	9,760,000	9,760,000
	Rockefeller University,
	Series 2009 B,
	SPA: U.S. Bank N.A.
	0.250% 07/01/40 (06/03/10) (a)(b)	6,700,000	6,700,000
	Samaritan Medical Center,
	Series 2009 B,
	LOC: HSBC Bank USA N.A.
	0.260% 11/01/36 (06/03/10) (a)(b)	10,185,000	10,185,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.300% 03/15/37 (06/03/10) (a)(b)(c)	12,600,000	12,600,000
	Wagner College,
	Series 2009,
	LOC: TD Bank N.A.
	0.260% 07/01/38 (06/02/10) (a)(b)	4,000,000	4,000,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Dutchess County Industrial Development Agency
	Marist College:
	Series 1999 A,
	LOC: JPMorgan Chase Bank
	0.300% 07/01/28 (06/03/10) (a)(b)	4,110,000	4,110,000
	Series 2005 A,
	LOC: JPMorgan Chase & Co.
	0.280% 07/01/35 (06/03/10) (a)(b)	8,255,000	8,255,000
	Series 2008 A,
	LOC: TD Bank N.A.
	0.200% 07/01/38 (06/03/10) (a)(b)	650,000	650,000
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.260% 10/01/32 (06/03/10) (a)(b)	2,855,000	2,855,000
NY Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 11/15/13 (06/03/10) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
	Consolidated Edison Co.,
	Series 2005 A-1,
	LOC: Wachovia Bank N.A.
	0.250% 05/01/39 (06/02/10) (a)(b)	5,400,000	5,400,000
NY Environmental Facilities Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 12/15/15 (06/03/10) (a)(b)	3,625,000	3,625,000
NY Housing Finance Agency
	Series 2009 A,
	LOC: Wachovia Bank N.A.:
	0.260% 05/01/42 (06/02/10) (a)(b)	4,200,000	4,200,000
	0.270% 05/01/42 (06/02/10) (a)(b)	44,685,000	44,685,000
	Tower 37 LLC,
	Series 2009 B,
	LOC: Wachovia Bank N.A.
	0.260% 05/01/42 (06/02/10) (a)(b)	15,500,000	15,500,000
NY Liberty Development Corp.
	Series 2009 A,
	0.500% 12/01/49 (01/18/11) (b)(d)	18,240,000	18,240,000
NY Liverpool Central School District
	Series 2009,
	2.250% 07/09/10	4,970,000	4,975,624
NY Livingston County Industrial Development Agency
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/19 (06/03/10) (a)(b)	2,267,000	2,267,000
NY Local Government Assistance Corp.
	Series 1995 B,
	LOC: Bank of Nova Scotia
	0.220% 04/01/25 (06/02/10) (a)(b)	2,500,000	2,500,000
	Series 1995 F,
	LOC: Societe Generale
	0.250% 04/01/25 (06/02/10) (a)(b)	11,200,000	11,200,000
	Series 2006,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	GTY AGMT: Dexia Credit Local
	0.540% 04/01/21 (06/03/10) (a)(b)	5,210,000	5,210,000
	Series 2008 B,
	SPA: Dexia Credit Local
	0.340% 04/01/21 (06/02/10) (a)(b)	28,290,000	28,290,000
NY Metropolitan Transportation Authority
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.300% 11/15/35 (06/03/10) (a)(b)	10,000,000	10,000,000
	Series 2008 B-1,
	LOC: Scotiabank
	0.260% 11/01/34 (06/03/10) (a)(b)	8,355,000	8,355,000
	Series 2008 B-2,
	LOC: BNP Paribas
	0.310% 11/01/34 (06/03/10) (a)(b)	8,060,000	8,060,000
	Series 2008 B-3,
	LOC: Lloyds TSB Bank PLC
	0.310% 11/01/34 (06/03/10) (a)(b)	7,770,000	7,770,000
	Series 2009,
	SPA: Citibank N.A.
	0.300% 05/01/15 (06/03/10) (a)(b)(c)	11,385,000	11,385,000
	Series 2010,
	2.000% 12/31/10	10,000,000	10,093,797
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.350% 02/01/38 (06/03/10) (a)(b)	1,900,000	1,900,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.270% 01/15/32 (06/03/10) (a)(b)	2,515,000	2,515,000
	St. Ann’s Nursing Home Co.,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.440% 07/01/30 (06/02/10) (a)(b)	4,755,000	4,755,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.440% 07/01/30 (06/02/10) (a)(b)	9,625,000	9,625,000
NY Moriah Central School District
	Series 2009,
	2.250% 09/24/10	4,155,000	4,170,539
NY Morrisville-Eaton Central School District
	Series 2009,
	2.250% 07/08/10	3,576,258	3,579,832
NY Municipal Bond Bank Agency
	Series 2003 C,
	5.250% 06/01/10	1,000,000	1,000,000
NY New York City Cultural Trust
	Manhattan School of Music,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.220% 10/01/29 (06/03/10) (a)(b)	8,435,000	8,435,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.300% 07/01/11 (06/03/10) (a)(b)	2,600,000	2,600,000
NY New York City Housing Development Corp.
	East 124th Street LLC,
	Series 2008,
	LIQ FAC: FHLMC
	0.230% 11/01/46 (06/02/10) (a)(b)	5,000,000	5,000,000
	Series 2008 D,
	LIQ FAC: Dexia Credit Local
	0.330% 05/01/25 (06/01/10) (a)(b)	1,200,000	1,200,000
	Series 2009 G,
	0.550% 10/01/10	24,175,000	24,175,000
	Series 2009 M,
	0.550% 11/01/13 (10/01/10) (b)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
	FC Hanson Office Associates,
	Series 2004,
	LOC: ING Bank NV,
	LOC: Lloyds TSB Bank PLC
	0.280% 12/01/39 (06/03/10) (a)(b)	12,095,000	12,095,000
	Polytechnic University,
	Series 2000,
	Pre-refunded 11/01/10,
	6.125% 11/01/30	5,450,000	5,634,685
NY New York City Municipal Water Finance Authority
	Series 2001 F-1,
	SPA: Dexia Credit Local
	0.310% 06/15/33 (06/01/10) (a)(b)	9,865,000	9,865,000
	Series 2008 B-4,
	SPA: BNP Paribas
	0.240% 06/15/23 (06/03/10) (a)(b)	5,200,000	5,200,000
	Series 2008 C,
	4.000% 06/15/10	4,040,000	4,045,404
	Series 2008:
	LIQ FAC: Citibank N.A.
	0.300% 06/15/12 (06/03/10) (a)(b)	3,700,000	3,700,000
	LIQ FAC: Citigroup Financial Products
	0.320% 12/15/33 (06/03/10) (a)(b)(c)	3,900,000	3,900,000
NY New York City Transitional Finance Authority
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.330% 11/01/22 (06/01/10) (a)(b)	9,855,000	9,855,000
NY New York City
	Series 2006 I-6,
	LOC: California State Teachers’ Retirement System
	0.270% 04/01/36 (06/01/10) (a)(b)	8,400,000	8,400,000
	Series 2008:
	LIQ FAC: Citibank N.A.
	0.300% 06/01/20 (06/03/10) (a)(b)(c)	450,000	450,000
	SPA: Dexia Credit Local

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.280% 04/01/35 (06/01/10) (a)(b)	3,000,000	3,000,000
NY Norwood-Norfolk Central School District
	Series 2009,
	2.250% 06/25/10	5,271,645	5,274,885
NY Oceanside Union Free School District
	Series 2009,
	2.000% 06/23/10	4,000,000	4,003,670
NY Onondaga County Industrial Development Agency
	Syracuse University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.290% 07/01/37 (06/02/10) (a)(b)	6,610,000	6,610,000
NY Oyster Bay
	Series 2010,
	1.500% 03/11/11	20,000,000	20,182,240
NY Power Authority
	0.280% 06/03/10	4,000,000	4,000,000
	Series 1985,
	LIQ FAC: Bank of Nova Scotia:
	0.260% 03/01/16 (09/01/10) (a)(b)	2,220,000	2,220,000
	0.260% 03/01/20 (09/01/10) (a)(b)	23,085,000	23,085,000
NY Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.300% 10/01/14 (06/03/10) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/31 (06/03/10) (a)(b)	7,630,000	7,630,000
NY South Country Central School District of Brookhaven
	Series 2009,
	2.500% 08/26/10	12,000,000	12,037,717
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	13,000,000	13,038,917
NY Thruway Authority
	Series 2002,
	5.500% 04/01/11	1,270,000	1,322,547
NY Triborough Bridge & Tunnel Authority
	Series 2005 A,
	SPA: Dexia Credit Local
	0.300% 11/01/35 (06/02/10) (a)(b)	11,915,000	11,915,000
	Series 2008 A,
	LOC: Societe Generale
	0.290% 01/01/32 (06/03/10) (a)(b)	3,830,000	3,830,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.340% 03/15/33 (06/03/10) (a)(b)	13,860,000	13,860,000
	Series 2008 A5,
	LOC: TD Banknorth N.A.
	0.250% 01/01/30 (06/03/10) (a)(b)	15,045,000	15,045,000
	Series 2009,
	LIQ FAC: Citibank N.A.:
	0.300% 12/15/24 (06/03/10) (a)(b)(c)	2,540,000	2,540,000
	0.300% 03/01/28 (06/03/10) (a)(b)(c)	2,500,000	2,500,000
NY Westchester County Industrial Development Agency
	Westchester Jewish Community,
	Series 1998,
	LOC: Chase Manhattan Bank
	0.300% 10/01/28 (06/03/10) (a)(b)	810,000	810,000
NY Yonkers Industrial Development Agency
	Consumers Union of the U.S., Inc.,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.280% 06/01/36 (06/02/10) (a)(b)	23,350,000	23,350,000
NEW YORK TOTAL			652,126,857
PUERTO RICO — 1.6%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotiabank
	0.230% 07/01/28 (06/02/10) (a)(b)	6,055,000	6,055,000
	Series 2008,
	LOC: Dexia Credit Local
	0.390% 01/01/28 (06/03/10) (a)(b)	4,865,000	4,865,000
PUERTO RICO TOTAL			10,920,000

	Total Municipal Bonds (cost of $663,046,857)		663,046,857
Municipal Preferred Stock — 2.2%
NEW YORK — 2.2%
Nuveen New York Performance Plus
	Series 1,
	LIQ FAC: Deutsche Bank
	0.410% 03/01/40 (06/03/10) (a)(b)(c)	14,500,000	14,500,000
NEW YORK TOTAL			14,500,000

	Total Municipal Preferred Stock (cost of $14,500,000)		14,500,000

6

Total Investments — 99.9% (cost of $677,546,857)(e)	677,546,857

Other Assets & Liabilities, Net — 0.1%	932,073

Net Assets — 100.0%	678,478,930

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

7

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $47,875,000, which represents 7.1% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(e)	Cost for federal income tax purposes is $677,546,857.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.2%
ALABAMA — 0.3%
AL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 08/01/32 (06/03/10) (a)(b)	13,595,000	13,595,000
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.280% 12/01/39 (06/03/10) (a)(b)	5,000,000	5,000,000
ALABAMA TOTAL			18,595,000
ALASKA — 0.6%
AK Valdez
	BP Pipeline (Alaska), Inc.:
	Series 2003 A,
	GTY AGMT: BP PLC
	0.280% 06/01/37 (06/01/10) (a)(b)	16,400,000	16,400,000
	Series 2003 B,
	GTY AGMT: BP PLC
	0.280% 07/01/37 (06/01/10) (a)(b)	22,100,000	22,100,000
ALASKA TOTAL			38,500,000
ARIZONA — 1.8%
AZ Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/32 (06/03/10) (a)(b)(c)	6,970,000	6,970,000
AZ Fort McDowell Yavapai Nation
	Series 2004 A,
	GTY AGMT: Citigroup Global Markets
	0.450% 05/01/11 (06/03/10) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
	Series 2007,
	GTY AGMT: BNP Paribas
	0.390% 02/01/42 (06/03/10) (a)(b)	12,455,000	12,455,000
AZ Phoenix Industrial Development Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.340% 12/01/27 (06/03/10) (a)(b)	12,615,000	12,615,000
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 07/01/42 (06/03/10) (a)(b)	16,450,000	16,450,000
AZ School District
	Series 2009,
	2.000% 07/30/10	35,000,000	35,088,082

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.420% 12/01/21 (06/03/10) (a)(b)	2,000,000	2,000,000
ARIZONA TOTAL			119,753,082
ARKANSAS — 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.280% 12/01/25 (06/01/10) (a)(b)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000
CALIFORNIA — 3.8%
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.290% 09/01/36 (06/03/10) (a)(b)	63,295,000	63,295,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.290% 10/01/31 (06/03/10) (a)(b)	7,264,000	7,264,000
CA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 09/01/33 (06/03/10) (a)(b)	39,875,000	39,875,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Dexia Credit Local
	0.290% 07/01/32 (06/02/10) (a)(b)	5,850,000	5,850,000
CA Statewide Communities Development Authority
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.320% 05/15/25 (06/03/10) (a)(b)	129,065,000	129,065,000
CA State
	Series 2007 A,
	GTY AGMT: Societe Generale
	0.290% 06/01/32 (06/03/10) (a)(b)	13,350,000	13,350,000
CALIFORNIA TOTAL			258,699,000
COLORADO — 2.9%
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.270% 07/01/21 (06/03/10) (a)(b)	7,500,000	7,500,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.280% 12/01/25 (06/03/10) (a)(b)	10,800,000	10,800,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.280% 12/01/25 (06/03/10) (a)(b)	14,710,000	14,710,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Educational & Cultural Facilities Authority
	Jewish Community Center,
	Series 2006 D-1,
	LOC: JPMorgan Chase Bank
	0.300% 07/01/36 (06/01/10) (a)(b)	8,975,000	8,975,000
	Jewish Day School Seattle,
	Series 2007 C6,
	LOC: U.S. Bank N.A.
	0.300% 06/30/36 (06/01/10) (a)(b)	2,200,000	2,200,000
	Milwaukee Jewish Federation, Inc.,
	Series 2005 C1,
	LOC: U.S. Bank N.A.
	0.300% 09/01/35 (06/01/10) (a)(b)	5,710,000	5,710,000
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.280% 05/01/33 (06/01/10) (a)(b)	10,600,000	10,600,000
CO Health Facilities Authority
	Community Hospital Association,
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/33 (06/03/10) (a)(b)	29,170,000	29,170,000
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.290% 11/01/28 (06/03/10) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2002 I-C4,
	SPA: FHLB
	0.300% 10/01/32 (06/02/10) (a)(b)	12,135,000	12,135,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	0.250% 12/01/23 (06/02/10) (a)(b)	12,305,000	12,305,000
CO State
	Series 2009 A,
	2.000% 06/25/10	60,000,000	60,060,854
CO Westminster Economic Development Authority
	Series 2009,
	LOC: U.S. Bank N.A.
	0.250% 12/01/28 (06/03/10) (a)(b)	3,700,000	3,700,000
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.540% 06/01/12 (06/03/10) (a)(b)	13,970,000	13,970,000
COLORADO TOTAL			195,635,854
CONNECTICUT — 0.4%
CT Health & Educational Facilities Authority
	Ashlar Village, Inc.,
	Series 2007 D,
	LOC: Wells Fargo Bank N.A.
	0.290% 07/01/37 (06/01/10) (a)(b)	9,885,000	9,885,000
	Danbury Hospital,
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.240% 07/01/36 (06/03/10) (a)(b)	4,765,000	4,765,000
	University of New Haven,
	Series 2008 H,
	LOC: Wells Fargo Bank N.A.
	0.240% 07/01/38 (06/03/10) (a)(b)	10,500,000	10,500,000
CONNECTICUT TOTAL			25,150,000
DELAWARE — 0.7%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.360% 06/01/24 (06/03/10) (a)(b)	10,190,000	10,190,000
DE Health Facilities Authority
	Bayhealth Medical Center, Inc.,
	Series 2009 C,
	LOC: Wells Fargo Bank N.A.
	0.290% 07/01/39 (06/01/10) (a)(b)	11,500,000	11,500,000
DE New Castle County
	CHF-Delaware LLC,
	Series 2005,
	LOC: Bank of New York
	0.280% 08/01/31 (06/03/10) (a)(b)	11,890,000	11,890,000
DE Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.340% 12/01/30 (06/03/10) (a)(b)	11,220,000	11,220,000
DELAWARE TOTAL			44,800,000
DISTRICT OF COLUMBIA — 1.1%
DC District of Columbia
	Georgetown University,
	Series 2007 C1,
	LOC: JPMorgan Chase Bank
	0.270% 04/01/41 (06/03/10) (a)(b)	8,305,000	8,305,000
	Series 2009,
	2.500% 09/30/10	58,600,000	58,997,342
	Series 2010 C,
	0.310% 12/01/10 (06/03/10) (b)(d)	7,000,000	7,000,000
DISTRICT OF COLUMBIA TOTAL			74,302,342
FLORIDA — 6.2%
FL BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.360% 03/01/23 (06/03/10) (a)(b)	12,200,000	12,200,000
	0.360% 04/01/24 (06/03/10) (a)(b)	11,600,000	11,600,000
	0.360% 07/18/24 (06/03/10) (a)(b)	18,495,000	18,495,000
	0.360% 11/01/24 (06/03/10) (a)(b)	10,075,000	10,075,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Board of Education Lottery
	Series 2008 B,
	3.500% 07/01/10	6,295,000	6,308,348
FL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.290% 11/01/27 (06/03/10) (a)(b)	11,405,000	11,405,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.310% 10/01/24 (06/03/10) (a)(b)	1,060,000	1,060,000
FL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.:
	0.290% 05/01/31 (06/03/10) (a)(b)	3,905,000	3,905,000
	0.290% 07/01/35 (06/03/10) (a)(b)	18,465,000	18,465,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 05/01/32 (06/03/10) (a)(b)	4,645,000	4,645,000
FL Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	0.340% 05/01/39 (06/03/10) (a)(b)	60,280,000	60,280,000
FL Housing Finance Corp.
	Series 2006,
	LIQ FAC: FHLMC
	0.340% 10/01/32 (06/03/10) (a)(b)	16,610,000	16,610,000
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.340% 06/15/47 (06/03/10) (a)(b)	41,460,004	41,460,004
FL Jacksonville Industrial Development
	Series 1993,
	LOC: Northern Trust Co.
	0.300% 07/01/13 (06/02/10) (a)(b)	3,150,000	3,150,000
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2008,
	LOC: PNC Bank N.A.
	0.250% 11/15/25 (06/02/10) (a)(b)	18,425,000	18,425,000
FL Miami-Dade County Educational Facilities Authority
	Series 2007,
	LOC: Wells Fargo & Co.
	0.290% 04/01/28 (06/03/10) (a)(b)	15,160,000	15,160,000
	Series 2008,
	GTY AGMT: Wells Fargo & Co.
	0.290% 04/01/38 (06/03/10) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.300% 04/01/32 (06/02/10) (a)(b)	5,695,000	5,695,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Orange County Health Facilities Authority
	Orlando Health, Inc.,
	Series 2008 E,
	LOC: Branch Banking & Trust
	0.290% 10/01/26 (06/02/10) (a)(b)	4,500,000	4,500,000
	Presbyterian Retirement Communities,
	Series 2006 A,
	LOC: Branch Banking & Trust
	0.280% 11/01/28 (06/03/10) (a)(b)	11,100,000	11,100,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.300% 05/01/31 (06/03/10) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.290% 11/01/38 (06/03/10) (a)(b)	9,025,000	9,025,000
	St. Joseph’s Health Care Center,
	Series 2009 A-3,
	LOC: Wells Fargo Bank N.A.
	0.270% 11/01/38 (06/03/10) (a)(b)	7,100,000	7,100,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.410% 11/01/25 (06/03/10) (a)(b)	17,995,000	17,995,000
FL State
	Series 2003 A,
	5.000% 07/01/10	4,000,000	4,014,762
FL Sunshine Governmental Financing Commission
	Series H,
	LIQ FAC: JPMorgan Chase Bank
	0.330% 06/17/10	25,000,000	25,000,000
	0.350% 07/08/10	25,000,000	25,000,000
	Series 1986,
	LOC: Dexia Credit Local:
	0.350% 07/01/16 (06/02/10) (a)(b)	7,695,000	7,695,000
	0.410% 07/01/16 (06/02/10) (a)(b)	32,380,000	32,380,000
FL Tampa Bay Water Utility System
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 10/01/23 (06/03/10) (a)(b)	7,490,000	7,490,000
FLORIDA TOTAL			424,248,114
GEORGIA — 3.2%
GA Bartow County Development Authority
	Georgia Power Co.,
	Series 2009,
	0.250% 12/01/32 (06/01/10) (b)(d)	17,880,000	17,880,000
GA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.320% 03/15/19 (06/03/10) (a)(b)	10,330,000	10,330,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	Series 2008,
	LOC: Branch Banking & Trust
	0.360% 09/01/23 (06/03/10) (a)(b)	18,520,000	18,520,000
GA Cobb County Development Authority
	Presbyterian Village Austell,
	Series 2004 B,
	LOC: Branch Banking & Trust
	0.280% 07/01/34 (06/02/10) (a)(b)	7,985,000	7,985,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.290% 06/01/24 (06/03/10) (a)(b)	2,565,000	2,565,000
GA Fulton County Development Authority
	Mount Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	0.290% 08/01/35 (06/03/10) (a)(b)	5,000,000	5,000,000
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.290% 12/01/30 (06/03/10) (a)(b)	4,450,000	4,450,000
GA Municipal Electric Authority
	Series 2008 A,
	LOC: Societe Generale
	0.310% 01/01/20 (06/03/10) (a)(b)	14,605,000	14,605,000
	Series 2008 B,
	LOC: Dexia Credit Local
	0.330% 01/01/48 (06/02/10) (a)(b)	42,965,000	42,965,000
	Series 2009 A,
	Escrowed to Maturity,
	2.000% 06/21/10	6,000,000	6,004,967
GA Municipal Gas Authority
	Series 2009 H,
	2.000% 11/18/10	6,825,000	6,865,063
	Series 2010,
	2.000% 05/17/11	9,250,000	9,368,945
GA Private Colleges & Universities Authority
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	0.280% 10/01/32 (06/03/10) (a)(b)	6,575,000	6,575,000
	Series 2006 C,
	LOC: Branch Banking & Trust
	0.280% 10/01/31 (06/03/10) (a)(b)	8,645,000	8,645,000
	Series 2000,
	LIQ FAC: Societe Generale
	0.290% 11/01/30 (06/03/10) (a)(b)(c)	34,435,000	34,435,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.310% 10/01/26 (06/03/10) (a)(b)	5,995,000	5,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009,
	LOC: Branch Banking & Trust
	0.290% 11/01/23 (06/03/10) (a)(b)	7,670,000	7,670,000
GA Valdosta & Lowndes County
	Series 1998,
	LOC: Branch Banking & Trust
	0.290% 10/01/23 (06/03/10) (a)(b)	5,100,000	5,100,000
GEORGIA TOTAL			214,958,975
HAWAII — 0.2%
HI Department of Budget & Finance
	Hawaii Pacific Health,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.240% 07/01/35 (06/03/10) (a)(b)	11,100,000	11,100,000
HAWAII TOTAL			11,100,000
IDAHO — 0.7%
ID State
	Series 2009,
	2.500% 06/30/10	50,000,000	50,083,056
IDAHO TOTAL			50,083,056
ILLINOIS — 6.9%
IL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.320% 05/01/21 (06/03/10) (a)(b)	16,815,000	16,815,000
IL Channahon
	Morris Hospital,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.260% 12/01/34 (06/03/10) (a)(b)	4,000,000	4,000,000
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 12/01/31 (06/03/10) (a)(b)	10,260,000	10,260,000
	Series 2008 A,
	LOC: Societe Generale
	0.310% 12/01/23 (06/03/10) (a)(b)	4,000,000	4,000,000
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.300% 03/01/26 (06/03/10) (a)(b)	5,900,000	5,900,000
	Series 2010 B,
	LOC: JPMorgan Chase Bank
	0.280% 03/01/36 (06/01/10) (a)(b)	13,900,000	13,900,000
IL Chicago O’Hare International Airport
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 01/01/17 (06/03/10) (a)(b)	9,415,000	9,415,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.310% 12/01/11 (06/02/10) (a)(b)	375,000	375,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.310% 12/01/14 (06/02/10) (a)(b)	295,000	295,000
IL Chicago Water
	Series 2004-1,
	LOC: California Public Employees Retirement System
	0.250% 11/01/31 (06/03/10) (a)(b)	19,865,000	19,865,000
IL Chicago
	Series 2008 A:
	LIQ FAC: Societe Generale
	0.310% 01/01/30 (06/03/10) (a)(b)(c)	7,305,000	7,305,000
	LOC: Societe Generale
	0.310% 01/01/30 (06/03/10) (a)(b)	3,270,000	3,270,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.300% 01/01/13 (06/03/10) (a)(b)	1,430,000	1,430,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.290% 01/01/23 (06/03/10) (a)(b)	10,080,000	10,080,000
	0.290% 12/01/25 (06/03/10) (a)(b)	4,685,000	4,685,000
	0.290% 01/01/26 (06/03/10) (a)(b)	6,785,000	6,785,000
	0.290% 01/15/26 (06/03/10) (a)(b)	22,605,000	22,605,000
	0.310% 06/15/29 (06/03/10) (a)(b)	9,720,000	9,720,000
	0.310% 01/01/30 (06/03/10) (a)(b)	7,370,000	7,370,000
	0.310% 12/01/31 (06/03/10) (a)(b)	7,350,000	7,350,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.310% 01/01/37 (06/03/10) (a)(b)	13,175,000	13,175,000
	LIQ FAC: Deutsche Bank AG
	0.310% 07/01/46 (06/03/10) (a)(b)	15,565,000	15,565,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: Bank One N.A.
	0.300% 04/01/21 (06/03/10) (a)(b)	3,750,000	3,750,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.300% 08/01/26 (06/04/10) (a)(b)	12,907,000	12,907,000
IL Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 01/01/30 (06/03/10) (a)(b)	11,325,000	11,325,000
IL Finance Authority
	Alexian Brothers Health System,
	Series 2004,
	LOC: Bank One N.A.
	0.270% 04/01/35 (06/03/10) (a)(b)	38,600,000	38,600,000
	Edward Hospital,
	Series 2008 B-2,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.320% 02/01/40 (06/02/10) (a)(b)	19,345,000	19,345,000
	Elmhurst Memorial Healthcare,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.280% 01/01/48 (06/01/10) (a)(b)	7,075,000	7,075,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.320% 12/01/39 (06/03/10) (a)(b)	22,955,000	22,955,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.300% 08/01/33 (06/02/10) (a)(b)	6,100,000	6,100,000
	North Shore Senior Center,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.330% 08/01/29 (06/02/10) (a)(b)	7,000,000	7,000,000
	Riverside Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.320% 11/15/29 (06/02/10) (a)(b)	4,225,000	4,225,000
	University of Chicago,
	Series 2001 B-2,
	0.520% 07/01/36 (08/26/10) (b)(d)	15,000,000	15,000,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	LIQ FAC: FHLMC
	0.360% 08/01/38 (06/03/10) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 06/15/29 (06/03/10) (a)(b)	32,340,000	32,340,000
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.540% 07/01/29 (06/03/10) (a)(b)	46,635,000	46,635,000
	Series 2008 A,
	LOC: Societe Generale
	0.310% 06/01/19 (06/03/10) (a)(b)	4,000,000	4,000,000
IL Springfield Electric Revenue
	Series 2008,
	LIQ FAC: PB Capital Corp.
	0.330% 03/01/15 (06/03/10) (a)(b)	10,095,000	10,095,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008 PJ,
	LOC: Northern Trust Co.
	0.300% 06/01/38 (06/03/10) (a)(b)	26,350,000	26,350,000
ILLINOIS TOTAL			469,012,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — 4.0%
IN Bond Bank
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	2.000% 01/06/11	40,000,000	40,374,918
IN Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.290% 07/15/27 (06/03/10) (a)(b)	5,240,000	5,240,000
	0.310% 07/15/18 (06/03/10) (a)(b)	1,465,000	1,465,000
	0.310% 01/15/20 (06/03/10) (a)(b)	4,115,000	4,115,000
IN Development Finance Authority
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank,
	LOC: Wells Fargo Bank N.A.
	0.420% 07/01/17 (06/03/10) (a)(b)	1,455,000	1,455,000
	Series 2005,
	LOC: National City Bank of Indiana
	0.290% 01/01/27 (06/03/10) (a)(b)	5,875,000	5,875,000
IN Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 01/01/15 (06/03/10) (a)(b)	9,490,000	9,490,000
IN Elkhart County Hospital Authority
	Elkhart General Hospital, Inc.,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.270% 05/01/33 (06/02/10) (a)(b)	13,150,000	13,150,000
IN Finance Authority
	Ascension Health,
	Series 2003 E6,
	0.390% 11/15/39 (03/15/11) (b)(d)	18,280,000	18,280,000
	Retirement Living, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.310% 03/01/39 (06/03/10) (a)(b)	12,000,000	12,000,000
	Series 2005,
	LOC: National City Bank
	0.290% 11/01/27 (06/03/10) (a)(b)	5,020,000	5,020,000
	Series 2008 E5,
	0.330% 11/15/36 (06/15/10) (b)(d)	8,090,000	8,090,000
	Sisters of St. Francis Health:
	Series 2008 F,
	LOC: Bank of New York
	0.250% 09/01/48 (06/03/10) (a)(b)	5,000,000	5,000,000
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.250% 11/01/37 (06/03/10) (a)(b)	6,000,000	6,000,000
	University of Indianapolis,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/38 (06/03/10) (a)(b)	30,000,000	30,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Health & Educational Facility Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: National City Bank
	0.260% 11/01/32 (06/03/10) (a)(b)	23,765,000	23,765,000
	Rehabilitation Hospital of Indiana,
	Series 1990,
	LOC: National City Bank
	0.250% 11/01/20 (06/02/10) (a)(b)	13,450,000	13,450,000
	Riverview Hospital,
	Series 2004,
	LOC: National City Bank
	0.260% 08/01/32 (06/03/10) (a)(b)	18,400,000	18,400,000
IN Health Facility Financing Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	0.260% 05/01/35 (06/03/10) (a)(b)	17,400,000	17,400,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky N.A.
	0.600% 04/01/20 (06/03/10) (a)(b)	1,800,000	1,800,000
IN Lawrenceburg Pollution Control
	Indiana Michigan Power Co.,
	Series 2008 I,
	LOC: JPMorgan Chase Bank
	0.280% 10/01/19 (06/03/10) (a)(b)	12,000,000	12,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 06/01/29 (06/03/10) (a)(b)	6,405,000	6,405,000
IN Whiting
	0.400% 06/25/10	10,000,000	10,000,000
INDIANA TOTAL			268,774,918
IOWA — 0.8%
IA Des Moines Methodist System, Inc.
	Central Iowa Hospital Corp.,
	Series 1985,
	LOC: Wachovia Bank N.A.
	0.300% 08/01/15 (06/02/10) (a)(b)	23,000,000	23,000,000
IA Evansdale
	Cedar Falls Lutheran Home,
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.310% 09/01/30 (06/03/10) (a)(b)	4,530,000	4,530,000
IA Finance Authority
	Drake University,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.300% 04/01/31 (06/01/10) (a)(b)	4,600,000	4,600,000
	Series 2009 A,
	2.500% 06/23/10	20,000,000	20,023,370
	Series 2009 B,
	LOC: U.S. Bank N.A.
	2.500% 06/23/10	5,000,000	5,006,057

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.420% 11/01/13 (06/03/10) (a)(b)	510,000	510,000
		IOWA TOTAL	57,669,427
KENTUCKY — 0.8%
KY Area Development Districts
	Series 2000,
	LOC: Wells Fargo Bank N.A.
	0.270% 06/01/33 (06/03/10) (a)(b)	10,310,000	10,310,000
KY Economic Development Finance Authority
	Goodwill Industries of Kentucky, Inc.,
	Series 2003,
	LOC: PNC Bank N.A.
	0.290% 08/01/23 (06/03/10) (a)(b)	7,810,000	7,810,000
KY Kenton County Industrial Building Authority
	Series 1984,
	LOC: Morgan Guaranty Trust
	0.450% 12/01/14 (06/01/10) (a)(b)	7,000,000	7,000,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.270% 06/01/34 (06/04/10) (a)(b)	4,233,000	4,233,000
KY Richmond
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.270% 03/01/36 (06/04/10) (a)(b)	17,870,000	17,870,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.280% 09/01/34 (06/01/10) (a)(b)	2,150,000	2,150,000
KY Williamstown League of Cities Funding Trust
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.270% 12/01/38 (06/04/10) (a)(b)	6,900,000	6,900,000
KENTUCKY TOTAL			56,273,000
LOUISIANA — 0.3%
LA Public Facilities Authority
	Dynamic Fuels LLC,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.280% 10/01/33 (06/01/10) (a)(b)	3,385,000	3,385,000
	Series 2008 C,
	LIQ FAC: PB Capital Corp.
	0.330% 02/15/15 (06/03/10) (a)(b)	14,050,000	14,050,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	0.600% 12/01/16 (06/03/10) (a)(b)	2,780,000	2,780,000
LOUISIANA TOTAL			20,215,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/37 (06/03/10) (a)(b)	6,760,000	6,760,000
ME Housing Authority
	Series 2008 E1,
	SPA: Dexia Credit Local
	0.400% 11/15/32 (06/03/10) (a)(b)	4,000,000	4,000,000
MAINE TOTAL			10,760,000
MARYLAND — 1.5%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.290% 07/01/24 (06/03/10) (a)(b)	3,280,000	3,280,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 10/01/33 (06/03/10) (a)(b)	4,185,000	4,185,000
MD Easton
	William Hill Manor, Inc.,
	Series 2008,
	LOC: Branch Banking & Trust
	0.290% 01/01/38 (06/03/10) (a)(b)	5,775,000	5,775,000
MD Health & Higher Educational Facilities Authority
	Frederick Memorial Hospital,
	Series 2008,
	LOC: Branch Banking & Trust
	0.280% 07/01/35 (06/02/10) (a)(b)	9,000,000	9,000,000
	Series 2006,
	GTY AGMT: Merrill Lynch
	0.540% 07/01/36 (06/03/10) (a)(b)(e)	34,465,000	34,465,000
MD Prince Georges County
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 07/01/34 (06/03/10) (a)(b)	13,710,000	13,710,000
MD Stadium Authority Lease Revenue
	Series 2007,
	SPA: Dexia Credit Local
	0.340% 03/01/26 (06/03/10) (a)(b)	32,280,000	32,280,000
MARYLAND TOTAL			102,695,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — 4.0%
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.330% 07/01/26 (06/03/10) (a)(b)	82,789,000	82,789,000
MA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 07/01/23 (06/03/10) (a)(b)	16,500,000	16,500,000
MA Department of Transportation
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.270% 01/01/37 (06/02/10) (a)(b)	37,000,000	37,000,000
MA Development Finance Agency
	Boston University,
	Series 2008 U-1,
	LOC: Bank of Nova Scotia
	0.230% 10/01/40 (06/03/10) (a)(b)	30,370,000	30,370,000
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 D-4,
	SPA: Citibank N.A.
	0.250% 07/01/38 (06/03/10) (a)(b)	9,660,000	9,660,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.540% 07/01/30 (06/03/10) (a)(b)	4,500,000	4,500,000
MA State
	Series 2007,
	LOC: Dexia Credit Local
	0.390% 01/01/34 (06/03/10) (a)(b)	36,195,000	36,195,000
	Series 2010 A,
	0.290% 02/01/11 (06/03/10) (b)(d)	35,000,000	35,000,000
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	0.270% 05/01/38 (06/02/10) (a)(b)	4,325,000	4,325,000
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.200% 08/01/37 (06/03/10) (a)(b)	12,765,000	12,765,000
MASSACHUSETTS TOTAL			269,104,000
MICHIGAN — 3.8%
MI Bank of New York Municipal Certificates Trust
	Series 2006,
	LOC: Bank of New York
	0.400% 08/03/10 (07/01/10) (a)(b)	18,470,000	18,470,000
MI Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.290% 12/01/31 (06/03/10) (a)(b)	2,655,000	2,655,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Eastern Michigan University
	Series 2009 B,
	LOC: JPMorgan Chase Bank
	0.320% 03/01/49 (06/01/10) (a)(b)	5,000,000	5,000,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: National City Bank
	0.260% 08/01/31 (06/03/10) (a)(b)	24,235,000	24,235,000
MI Higher Education Facilities Authority
	Hope College,
	Series 2004,
	LOC: Bank One N.A.
	0.260% 04/01/34 (06/03/10) (a)(b)	7,945,000	7,945,000
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.320% 05/01/35 (06/01/10) (a)(b)	45,140,000	45,140,000
MI Municipal Bond Authority
	Series 2009 C2,
	LOC: JPMorgan Chase Bank
	2.500% 08/20/10	20,000,000	20,071,715
	Series 2009 C3,
	LOC: ScotiaBank
	2.500% 08/20/10	10,000,000	10,035,858
MI State
	Series 2009 A,
	2.000% 09/30/10	125,000,000	125,606,543
MICHIGAN TOTAL			259,159,116
MINNESOTA — 1.1%
MN Dakota County Housing & Redevelopment Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.340% 06/01/29 (06/03/10) (a)(b)	18,650,000	18,650,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.340% 05/01/31 (06/03/10) (a)(b)	13,150,000	13,150,000
MN Robbinsdale
	North Memorial Health Care,
	Series 2008 A-2,
	LOC: Wells Fargo Bank N.A.
	0.300% 05/01/33 (06/01/10) (a)(b)	12,800,000	12,800,000
MN School District Capital Equipment Borrowing Program
	Series 2009 B,
	2.000% 09/10/10	6,280,000	6,309,430
	Series 2009,
	2.000% 09/10/10	9,500,000	9,538,658

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN University of Minnesota
	Series 2001 C,
	SPA: JPMorgan Chase Bank
	0.300% 12/01/36 (06/02/10) (a)(b)	4,600,000	4,600,000
	Series 2008 A,
	0.290% 08/15/31 (06/02/10) (b)(d)	7,250,000	7,250,000
MINNESOTA TOTAL			72,298,088
MISSISSIPPI — 0.4%
MS Business Finance Corp.
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 12/01/28 (06/03/10) (a)(b)	26,680,000	26,680,000
MISSISSIPPI TOTAL			26,680,000
MISSOURI — 2.4%
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.310% 04/15/19 (06/03/10) (a)(b)	9,670,000	9,670,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2008 A,
	SPA: JPMorgan Chase Bank
	0.280% 12/01/37 (06/01/10) (a)(b)	2,215,000	2,215,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.370% 11/15/39 (03/01/11) (b)(d)	47,500,000	47,500,000
	SSM Health Care Corp.,
	Series 2005 B,
	0.640% 06/01/35 (06/03/10) (b)(d)	10,000,000	10,000,000
MO Joint Municipal Electric Utility Commission
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.300% 01/01/14 (06/03/10) (a)(b)	11,395,000	11,395,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.290% 11/01/32 (06/03/10) (a)(b)	3,275,000	3,275,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.310% 07/01/31 (06/03/10) (a)(b)	43,810,000	43,810,000
	Series 2007,
	LOC: Dexia Credit Local
	0.330% 07/01/26 (06/03/10) (a)(b)	12,950,000	12,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO University of Missouri Curators
	Series 2009,
	2.000% 06/30/10	25,000,000	25,031,649
MISSOURI TOTAL			165,846,649
MONTANA — 0.1%
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (b)(d)	5,000,000	5,000,000
MONTANA TOTAL			5,000,000
NEBRASKA — 1.8%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.270% 08/01/39 (06/03/10) (a)(b)	80,000,000	80,000,000
NE Lincoln County
	Series 1995,
	SPA: National Bank of Australia
	0.330% 08/12/10	24,500,000	24,500,000
NE Omaha Public Power District
	Series A,
	SPA: JPMorgan Chase Bank
	0.320% 07/06/10	19,750,000	19,750,000
NEBRASKA TOTAL			124,250,000
NEVADA — 1.3%
NV Clark County Airport
	Series 2009 A,
	2.500% 07/15/10	30,000,000	30,059,278
NV Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.310% 06/15/24 (06/03/10) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 05/01/36 (06/03/10) (a)(b)	24,710,000	24,710,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/26 (06/03/10) (a)(b)	10,135,000	10,135,000
NV Reno
	Renown Regional Medical Center, Inc.,
	Series 2008 B,
	LOC: Union Bank of California N.A.
	0.250% 06/01/41 (06/02/10) (a)(b)	21,400,000	21,400,000
NEVADA TOTAL			91,184,278

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW HAMPSHIRE — 0.1%
NH Business Finance Authority
	New Hampshire Public Radio,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.290% 06/01/38 (06/03/10) (a)(b)	3,615,000	3,615,000
NEW HAMPSHIRE TOTAL			3,615,000
NEW JERSEY — 1.5%
NJ Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.290% 01/01/21 (06/03/10) (a)(b)	2,365,000	2,365,000
NJ Health Care Facilities Financiang Authority
	Southern Ocean County Hospital,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.220% 07/01/36 (06/03/10) (a)(b)	13,925,000	13,925,000
NJ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.540% 12/15/21 (06/03/10) (a)(b)	16,370,000	16,370,000
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	0.540% 07/01/19 (06/03/10) (a)(b)	8,215,000	8,215,000
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.580% 12/15/30 (06/03/10) (a)(b)	42,415,000	42,415,000
	Series 2008,
	LOC: Dexia Credit Local
	0.390% 06/15/20 (06/03/10) (a)(b)	9,475,000	9,475,000
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 01/01/16 (06/03/10) (a)(b)	10,060,000	10,060,000
NEW JERSEY TOTAL			102,825,000
NEW MEXICO — 0.8%
NM Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 06/01/36 (06/03/10) (a)(b)	18,425,000	18,425,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.270% 11/01/39 (06/03/10) (a)(b)	35,000,000	35,000,000
NEW MEXICO TOTAL			53,425,000
NEW YORK — 6.6%
NY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 01/01/24 (06/03/10) (a)(b)	12,550,000	12,550,000
	Series 2009,
	LOC: Branch Banking & Trust:
	0.360% 09/01/20 (06/03/10) (a)(b)(c)	16,850,000	16,850,000
	0.390% 06/01/17 (06/03/10) (a)(b)(c)	31,185,000	31,185,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Dormitory Authority
	Le Moyne College,
	Series 2009,
	LOC: TD Banknorth N.A.
	0.270% 01/01/39 (06/03/10) (a)(b)	8,740,000	8,740,000
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.310% 03/15/36 (06/03/10) (a)(b)	20,000,000	20,000,000
NY Liberty Development Corp.
	Series 2009 A,
	0.500% 12/01/49 (01/18/11) (b)(d)	45,000,000	45,000,000
NY Local Government Assistance Corp.
	Series 2008 B,
	SPA: Dexia Credit Local
	0.340% 04/01/21 (06/02/10) (a)(b)	43,400,000	43,400,000
NY Metropolitan Transportation Authority
	Series 2010,
	2.000% 12/31/10	45,000,000	45,422,089
NY New York City Housing Development Corp.
	Series 2008 D,
	LIQ FAC: Dexia Credit Local
	0.330% 05/01/25 (06/01/10) (a)(b)	11,470,000	11,470,000
NY New York City Industrial Development Agency
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.300% 07/01/10 (06/03/10) (a)(b)	6,940,000	6,940,000
NY New York City Municipal Water Finance Authority
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 06/15/10 (06/03/10) (a)(b)	7,405,000	7,405,000
NY New York City Transitional Finance Authority
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.330% 11/01/22 (06/01/10) (a)(b)	36,555,000	36,555,000
NY New York City Trust for Cultural Resources
	Manhattan School of Music,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.220% 10/01/29 (06/03/10) (a)(b)	4,100,000	4,100,000
NY New York City
	Series 2002 C-3,
	LOC: BNP Paribas
	0.190% 08/01/20 (06/02/10) (a)(b)	27,700,000	27,700,000
	Series 2008 L4,
	LOC: U.S. Bank N.A.
	0.310% 04/01/38 (06/01/10) (a)(b)	13,000,000	13,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Oyster Bay
	Series 2010,
	1.500% 03/11/11	30,000,000	30,273,359
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia:
	0.260% 03/01/16 (09/01/10) (a)(b)	27,765,000	27,765,000
	0.260% 03/01/20 (09/01/10) (a)(b)	11,165,000	11,165,000
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	40,000,000	40,119,746
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.340% 03/15/33 (06/03/10) (a)(b)	6,545,000	6,545,000
NEW YORK TOTAL			446,185,194
NORTH CAROLINA — 3.5%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.360% 10/01/18 (06/03/10) (a)(b)(c)	10,880,000	10,880,000
	0.360% 03/01/24 (06/03/10) (a)(b)	5,975,000	5,975,000
	0.360% 04/01/24 (06/03/10) (a)(b)	15,895,000	15,895,000
	0.360% 05/01/24 (06/03/10) (a)(b)(c)	4,880,000	4,880,000
	0.360% 05/31/24 (06/03/10) (a)(b)	15,900,000	15,900,000
	0.360% 06/01/24 (06/03/10) (a)(b)	20,265,000	20,265,000
	0.360% 06/01/24 (06/03/10) (a)(b)	14,245,000	14,245,000
NC Capital Facilities Finance Agency
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.290% 07/01/19 (06/03/10) (a)(b)	4,800,000	4,800,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 12/01/29 (06/03/10) (a)(b)	6,950,000	6,950,000
	Series 2008,
	LIQ FAC: Wells Fargo & Co.
	0.310% 10/01/44 (06/03/10) (a)(b)	8,570,000	8,570,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.290% 09/01/31 (06/03/10) (a)(b)	3,700,000	3,700,000
	Union Academy,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.270% 12/01/29 (06/03/10) (a)(b)	6,175,000	6,175,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
	Cleveland County Family YMCA,
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 06/01/32 (06/03/10) (a)(b)	10,800,000	10,800,000
NC Facilities Finance Authority
	0.250% 06/02/10	5,000,000	5,000,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust
	0.290% 12/01/30 (06/03/10) (a)(b)	12,600,000	12,600,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust
	0.290% 02/01/23 (06/03/10) (a)(b)	4,715,000	4,715,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.290% 11/01/38 (06/03/10) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust
	0.290% 05/01/18 (06/03/10) (a)(b)	1,695,000	1,695,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust
	0.290% 09/01/21 (06/03/10) (a)(b)	4,060,000	4,060,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.290% 06/01/37 (06/03/10) (a)(b)	7,050,000	7,050,000
	Wake Forest University Health Sciences,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.270% 07/01/34 (06/03/10) (a)(b)	4,820,000	4,820,000
	Wakemed:
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/38 (06/03/10) (a)(b)	9,300,000	9,300,000
	Series 2009 C,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/26 (06/03/10) (a)(b)	14,965,000	14,965,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.290% 09/01/22 (06/03/10) (a)(b)	7,000,000	7,000,000
NC Union County
	Series 2004 B,
	SPA: Branch Banking & Trust
	0.280% 03/01/20 (06/03/10) (a)(b)	19,505,000	19,505,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC University of North Carolina at Chapel Hill
	Series 2006,
	LIQ FAC: Morgan Stanley
	0.290% 12/01/34 (06/03/10) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 11/01/32 (06/03/10) (a)(b)	4,200,000	4,200,000
NORTH CAROLINA TOTAL			239,630,000
OHIO — 5.8%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.,
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.270% 02/01/26 (06/03/10) (a)(b)	3,600,000	3,600,000
OH Allen County
	Catholic Healthcare Partners,
	Series 2010 D,
	LOC: JPMorgan Chase & Co.
	0.270% 06/01/34 (06/02/10) (a)(b)	42,000,000	42,000,000
OH Cleveland-Cuyahoga County Port Authority
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.260% 01/01/31 (06/03/10) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.280% 03/01/34 (06/03/10) (a)(b)	27,150,000	27,150,000
	Series 2005,
	LOC: U.S. Bank N.A.
	0.280% 07/01/35 (06/03/10) (a)(b)	35,705,000	35,705,000
OH Cuyahoga County Hospital
	Metrohealth System,
	Series 2005,
	LOC: National City Bank
	0.240% 02/01/35 (06/03/10) (a)(b)	72,880,000	72,880,000
OH Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.310% 01/01/28 (06/03/10) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 12/01/33 (06/03/10) (a)(b)	3,915,000	3,915,000
OH Franklin County
	Ohio Presbyterian Retirement Service,
	Series 2006 B,
	LOC: National City Bank
	0.260% 07/01/29 (06/03/10) (a)(b)	16,675,000	16,675,000
	Traditions Healthcare,

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	Series 2005,
	LOC: U.S. Bank N.A.
	0.310% 06/01/30 (06/03/10) (a)(b)	18,985,000	18,985,000
OH Higher Educational Facility Authority
	Ohio Dominican University,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/37 (06/03/10) (a)(b)	13,095,000	13,095,000
	Series 2005,
	LOC: PNC Bank N.A.
	0.260% 05/01/30 (06/03/10) (a)(b)	11,900,000	11,900,000
	Tiffin University,
	Series 2007,
	LOC: National City Bank
	0.260% 08/01/22 (06/03/10) (a)(b)	12,810,000	12,810,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: National City Bank
	0.260% 12/01/27 (06/03/10) (a)(b)	9,235,000	9,235,000
	Norwalk Area Health System,
	Series 2003,
	LOC: National City Bank
	0.260% 12/01/27 (06/03/10) (a)(b)	6,620,000	6,620,000
OH Knox County
	Knox Community Hospital,
	Series 2004,
	LOC: National City Bank
	0.260% 12/01/29 (06/03/10) (a)(b)	16,000,000	16,000,000
OH Middletown Hospital Facilities
	Atrium Medical Center:
	Series 2008 A,
	LOC: JPMorgan Chase & Co.
	0.240% 11/15/39 (06/02/10) (a)(b)	13,910,000	13,910,000
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	0.240% 11/15/39 (06/02/10) (a)(b)	14,570,000	14,570,000
OH Ohio State University
	0.300% 07/12/10	13,360,000	13,360,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: National City Bank
	0.290% 06/01/27 (06/03/10) (a)(b)	7,785,000	7,785,000
OH Stark County Port Authority
	Series 2001,
	LOC: JPMorgan Chase & Co.
	0.570% 12/01/22 (06/03/10) (a)(b)	3,440,000	3,440,000
OH University of Toledo
	Series 2008 B,
	LOC: JPMorgan Chase & Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.320% 06/01/32 (06/01/10) (a)(b)	18,600,000	18,600,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2005 B,
	LOC: Barclays Bank PLC
	0.270% 01/01/34 (06/02/10) (a)(b)	7,215,000	7,215,000
OH Zanesville Muskingum County
	Grove City Church,
	Series 2006,
	LOC: National City Bank
	0.290% 02/01/24 (06/03/10) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			392,075,000
OKLAHOMA — 0.4%
OK Grand River Dam Authority
	Series 2008 A,
	SPA: Citibank N.A.
	0.300% 06/01/33 (06/03/10) (a)(b)(c)	26,100,000	26,100,000
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	0.850% 06/01/14 (06/03/10) (a)(b)	750,000	750,000
OKLAHOMA TOTAL			26,850,000
OREGON — 1.7%
OR Housing & Community Development
	Series 2009 B1,
	LOC: U.S. Bank N.A.
	0.370% 02/01/42 (06/03/10) (a)(b)	3,000,000	3,000,000
OR Salem Hospital Facility Authority
	Salem Hospital,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.250% 08/15/34 (06/03/10) (a)(b)	10,000,000	10,000,000
OR State
	Series 2009,
	2.500% 06/30/10	102,000,000	102,163,529
OR Yamhill County Hospital Authority
	Friendsview Manor,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.300% 12/01/34 (06/01/10) (a)(b)	4,095,000	4,095,000
OREGON TOTAL			119,258,529
PENNSYLVANIA — 5.0%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.330% 06/01/32 (06/03/10) (a)(b)	9,665,000	9,665,000
	Gettysburg College,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.240% 08/15/28 (06/02/10) (a)(b)	6,030,000	6,030,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.260% 05/01/26 (06/03/10) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.260% 06/01/22 (06/03/10) (a)(b)	2,310,000	2,310,000
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.530% 05/01/32 (06/03/10) (b)(d)	8,750,000	8,750,000
PA Cambria County Industrial Development Authority
	American National Red Cross,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.240% 09/01/34 (06/02/10) (a)(b)	4,500,000	4,500,000
PA Dauphin County General Authority
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.340% 01/01/29 (06/03/10) (a)(b)	44,981,100	44,981,100
PA Delaware River Port Authority
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.280% 01/01/26 (06/03/10) (a)(b)	70,000,000	70,000,000
PA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.290% 10/01/18 (06/03/10) (a)(b)	5,170,000	5,170,000
	0.290% 08/15/30 (06/03/10) (a)(b)	5,050,000	5,050,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.310% 03/01/24 (06/02/10) (a)(b)	3,200,000	3,200,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.310% 03/01/24 (06/02/10) (a)(b)	5,750,000	5,750,000
	Series 1989 H-19,
	LOC: U.S. Bank N.A.
	0.310% 03/01/24 (06/02/10) (a)(b)	20,000,000	20,000,000
	Series 1989,
	LOC: U.S. Bank N.A.
	0.310% 03/01/24 (06/02/10) (a)(b)	7,500,000	7,500,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.310% 03/01/24 (06/02/10) (a)(b)	6,000,000	6,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.280% 03/01/30 (06/03/10) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003,
	LOC: PNC Bank N.A.
	0.260% 05/01/28 (06/03/10) (a)(b)	5,100,000	5,100,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.260% 03/01/26 (06/03/10) (a)(b)	19,495,000	19,495,000
PA Public School Building Authority
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.260% 08/01/30 (06/03/10) (a)(b)	9,825,000	9,825,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.260% 05/15/20 (06/03/10) (a)(b)	13,925,000	13,925,000
PA RBC Municipal Products, Inc. Trust
	Series 2008 C-13,
	LOC: Royal Bank of Canada
	0.290% 11/01/11 (06/03/10) (a)(b)(c)	10,000,000	10,000,000
	Series 2010 E-12,
	LOC: Royal Bank of Canada
	0.290% 01/05/12 (06/03/10) (a)(b)(c)	5,000,000	5,000,000
	UPMC,
	Series 2010 E16,
	LOC: Royal Bank of Canada
	0.290% 04/15/39 (06/03/10) (a)(b)(c)	20,000,000	20,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.280% 11/01/29 (06/03/10) (a)(b)	3,890,000	3,890,000
PA Pennsylvania State University
	Series 2009 B,
	0.400% 06/01/31 (06/01/10) (b)(d)	13,435,000	13,435,000
PA Turnpike Commission
	Series 2008 A-3,
	SPA: JPMorgan Chase Bank
	0.270% 12/01/22 (06/03/10) (a)(b)	11,365,000	11,365,000
PENNSYLVANIA TOTAL			336,941,100
PUERTO RICO — 0.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 01/01/24 (06/03/10) (a)(b)	12,500,000	12,500,000
PUERTO RICO TOTAL			12,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — 1.2%
SC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.360% 04/30/16 (06/03/10) (a)(b)	20,660,000	20,660,000
SC Berkeley County
	Amoco Chemical Co.
	Series 1994,
	0.280% 07/01/12 (06/01/10) (b)(d)	7,300,000	7,300,000
SC Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 10/01/32 (06/03/10) (a)(b)	25,055,000	25,055,000
SC Greenville County
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.370% 08/01/14 (06/03/10) (a)(b)	3,200,000	3,200,000
SC Jobs Economic Development Authority
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	0.290% 02/01/22 (06/03/10) (a)(b)	12,450,000	12,450,000
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	0.290% 06/01/18 (06/03/10) (a)(b)	1,980,000	1,980,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.410% 03/01/49 (06/03/10) (a)(b)	10,540,000	10,540,000
SOUTH CAROLINA TOTAL			81,185,000
TENNESSEE — 2.1%
TN BB&T Municipal Trust
	Series 2007 2059,
	LOC: Branch Banking & Trust
	0.300% 04/01/35 (06/03/10) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.290% 06/01/37 (06/02/10) (a)(b)	3,035,000	3,035,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.290% 06/01/30 (06/02/10) (a)(b)	5,000,000	5,000,000
	Series 2009 E7Z,
	LOC: Branch Banking & Trust
	0.290% 06/01/39 (06/02/10) (a)(b)	5,470,000	5,470,000
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,
	GTY AGMT: Goldman Sachs
	0.340% 08/01/48 (06/03/10) (a)(b)	3,835,199	3,835,199

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Metropolitan Governments of Nashville & Davidson Counties
	Series A,
	LIQ FAC: State Street Bank,
	LIQ FAC: California State Teachers’ Retirement System,
	LIQ FAC: California Public Employees’ Retirement System
	0.350% 07/07/10	5,000,000	5,000,000
	0.380% 07/14/10	30,000,000	30,000,000
TN School Board
	0.300% 06/30/10	9,965,000	9,965,000
TN Shelby County
	Series 2006,
	0.290% 03/01/31 (06/03/10) (b)(d)	64,240,000	64,240,000
TENNESSEE TOTAL			142,485,199
TEXAS — 10.4%
TX Austin Water & Wastewater Systems
	Series 2008,
	LOC: Dexia Credit Local
	0.350% 05/15/31 (06/03/10) (a)(b)	80,310,000	80,310,000
TX BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.320% 12/15/22 (06/03/10) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Series 1996,
	LOC: Northern Trust Co.
	0.340% 06/01/28 (06/03/10) (a)(b)	10,375,000	10,375,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: FHLMC
	0.460% 03/01/36 (06/03/10) (a)(b)	8,345,000	8,345,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.290% 08/15/29 (06/03/10) (a)(b)	35,630,000	35,630,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.310% 11/15/25 (06/03/10) (a)(b)	12,895,000	12,895,000
	LIQ FAC: Deutsche Bank AG:
	0.310% 02/15/28 (06/03/10) (a)(b)	11,425,000	11,425,000
	0.310% 02/01/32 (06/03/10) (a)(b)	16,685,000	16,685,000
	0.310% 02/15/37 (06/03/10) (a)(b)	7,745,000	7,745,000
	0.310% 02/15/38 (06/03/10) (a)(b)	3,520,000	3,520,000
TX Eagle Tax-Exempt Trust
	Series 2009 52A,
	LIQ FAC: Citibank N.A.
	0.300% 08/15/32 (06/03/10) (a)(b)(c)	4,950,000	4,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.290% 02/15/23 (06/03/10) (a)(b)	4,795,000	4,795,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.290% 02/15/23 (06/03/10) (a)(b)	2,460,000	2,460,000
TX Harris County Cultural Education Facilities Finance Corp.
	Texas Medical Center:
	Series 2008 B1,
	LOC: JPMorgan Chase Bank
	0.280% 09/01/31 (06/01/10) (a)(b)	8,800,000	8,800,000
	Series 2008 B2,
	LOC: Compass Bank
	0.450% 09/01/31 (06/03/10) (a)(b)	4,100,000	4,100,000
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine,
	Series 2007 A1,
	LOC: Wells Fargo Bank N.A.
	0.290% 11/15/47 (06/01/10) (a)(b)	12,100,000	12,100,000
TX Harris County
	Series C,
	LIQ FAC: Scotiabank,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 08/12/10	10,000,000	10,000,000
	Series 2008 A,
	LOC: Societe Generale
	0.310% 08/15/35 (06/03/10) (a)(b)	12,640,000	12,640,000
	Series 2009 B,
	2.000% 08/15/21 (08/12/10) (b)(d)	23,850,000	23,921,235
TX Hockley County Industrial Development Corp.
	Amoco Corp.,
	Series 1985,
	0.400% 11/01/19 (11/01/10) (b)(d)	19,300,000	19,300,000
	Standard Oil Co. of Indiana,
	Series 1983,
	0.450% 03/01/14 (09/01/10) (b)(d)	31,000,000	31,000,000
TX Houston
	0.280% 06/08/10	13,000,000	13,000,000
TX Houston Water & Sewer Systems
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.540% 12/01/24 (06/03/10) (a)(b)	9,200,000	9,200,000
TX Klein Independent School District
	Series 2006,
	LIQ FAC: Wells Fargo & Co.
	0.310% 08/01/31 (06/03/10) (a)(b)	12,915,000	12,915,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.410% 02/01/46 (06/03/10) (a)(b)	12,085,000	12,085,000
TX RBC Municipal Products, Inc. Trust
	Series 2010 E-14,
	LOC: Royal Bank of Canada
	0.290% 05/15/34 (06/03/10) (a)(b)(c)	30,000,000	30,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	0.330% 08/01/32 (06/03/10) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word,
	Series 2001,
	LOC: Bank One N.A.
	0.300% 12/01/21 (06/03/10) (a)(b)	6,115,000	6,115,000
TX State
	Series 2009,
	2.500% 08/31/10	200,000,000	201,015,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott, Sherwood & Brindley,
	Series 2008 C,
	LOC: Compass Bank
	0.450% 08/15/46 (06/03/10) (a)(b)	9,400,000	9,400,000
	Texas Health Resources,
	Series 2008 A,
	0.210% 11/15/33 (06/02/10) (b)(d)	8,500,000	8,500,000
	Valley Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.270% 09/01/30 (06/02/10) (a)(b)	10,800,000	10,800,000
TX Texas A&M University Board of Regents
	0.270% 06/15/10	5,050,000	5,050,000
TX University of Texas
	0.200% 06/10/10	19,500,000	19,500,000
	0.270% 06/10/10	15,000,000	15,000,000
	Series 2004 B,
	5.000% 08/15/10	2,000,000	2,018,712
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.290% 07/01/13 (06/03/10) (a)(b)	3,565,000	3,565,000
TEXAS TOTAL			706,649,947
UTAH — 1.9%
UT Board of Regents
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.310% 08/01/31 (06/03/10) (a)(b)	10,070,000	10,070,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA
	0.330% 08/15/39 (06/03/10) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC
	0.300% 04/01/42 (06/03/10) (a)(b)	3,125,000	3,125,000
	Series A-CL1,
	0.300% 07/01/38 (06/02/10) (b)(d)	28,850,000	28,850,000
	Series B-CL1,
	0.300% 01/01/39 (06/02/10) (b)(d)	29,560,000	29,560,000
UT Intermountain Power Agency
	0.270% 06/08/10	15,000,000	15,000,000
UT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.540% 06/15/31 (06/03/10) (a)(b)	5,200,000	5,200,000
UT St. George Industrial Development Authority
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.330% 08/01/11 (06/03/10) (a)(b)	580,000	580,000
UT Transit Authority
	Series 2006 A,
	LOC: Fortis Bank SA
	0.240% 06/15/36 (06/01/10) (a)(b)	30,400,000	30,400,000
UT Weber County Housing Authority
	Series 2001,
	LIQ FAC: FNMA
	0.330% 11/01/39 (06/03/10) (a)(b)	2,630,000	2,630,000
UTAH TOTAL			129,655,000
VIRGINIA — 2.7%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.330% 01/15/41 (06/03/10) (a)(b)	18,625,000	18,625,000
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust
	0.290% 07/01/29 (06/03/10) (a)(b)	6,995,000	6,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Harrisonburg Redevelopment & Housing Authority	Series 2006,
	LIQ FAC: FHLMC
	0.340% 02/01/26 (06/03/10) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
	Lewiston Community Center,
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 03/01/27 (06/03/10) (a)(b)	13,045,000	13,045,000
VA Lexington Industrial Development Authority
	VMI Development Board, Inc.,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.290% 12/01/36 (06/01/10) (a)(b)	11,880,000	11,880,000
VA Public Building Authority
	Series 2005 D,
	SPA: Dexia Credit Local
	0.340% 08/01/25 (06/03/10) (a)(b)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.280% 10/01/36 (06/03/10) (a)(b)	18,025,000	18,025,000
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	0.290% 12/01/33 (06/03/10) (a)(b)	10,315,000	10,315,000
VA Suffolk Economic Development Authority Hospital Facilities
	Series 2008,
	LIQ FAC: Citigroup Financial Products, Inc.
	0.320% 05/01/30 (06/03/10) (a)(b)	58,500,000	58,500,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.290% 01/01/35 (06/03/10) (a)(b)	2,900,000	2,900,000
VIRGINIA TOTAL			183,235,000
WASHINGTON — 1.2%
WA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	0.310% 01/01/28 (06/03/10) (a)(b)	7,070,000	7,070,000
	0.310% 01/01/30 (06/03/10) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 12/01/31 (06/03/10) (a)(b)	3,375,000	3,375,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Health Care Facilities Authority
	Fred Hutchinson Cancer Research,
	Series 2009 B,
	LOC: JPMorgan Chase Bank
	0.280% 01/01/29 (06/01/10) (a)(b)	1,300,000	1,300,000
	Swedish Health Services,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.260% 11/15/39 (06/02/10) (a)(b)	28,000,000	28,000,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.310% 12/01/41 (06/02/10) (a)(b)	7,500,000	7,500,000
WA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 10/01/16 (06/03/10) (a)(b)(c)	7,505,000	7,505,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.290% 05/01/19 (06/03/10) (a)(b)	1,770,000	1,770,000
WA State
	Series 2006,
	LOC: Wells Fargo & Co.
	0.310% 12/01/29 (06/03/10) (a)(b)	12,435,000	12,435,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.300% 01/01/16 (06/03/10) (a)(b)(c)	2,880,000	2,880,000
WASHINGTON TOTAL			81,700,000
WEST VIRGINIA — 0.3%
WV Hospital Finance Authority
	Cable Huntington Hospital,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.280% 01/01/34 (06/03/10) (a)(b)	15,000,000	15,000,000
	West Virginia University Hospital,
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.280% 06/01/33 (06/03/10) (a)(b)	7,590,000	7,590,000
WEST VIRGINIA TOTAL			22,590,000
WISCONSIN — 1.3%
WI Health & Educational Facilities Authority
	Meriter Hospital, Inc.:
	Series 2002,
	LOC: JPMorgan Chase & Co.
	0.320% 12/01/32 (06/01/10) (a)(b)	9,850,000	9,850,000
	Series 2008 C,
	LOC: US Bank N.A.
	0.300% 12/01/35 (06/01/10) (a)(b)	14,700,000	14,700,000
	Milwaukee Institute of Art & Design,
	Series 2004,
	LOC: Citibank N.A.
	0.310% 01/01/34 (06/02/10) (a)(b)	10,285,000	10,285,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Milwaukee
	Series 2009,
	2.000% 06/30/10	25,000,000	25,029,169
WI Transportation Authority
	0.300% 06/02/10	27,065,000	27,065,000
WISCONSIN TOTAL			86,929,169
WYOMING — 0.2%
WY Uinta County
	Pollution Control,
	BP PLC,
	Series 1998,
	0.250% 07/01/26 (06/01/10) (b)(d)	11,500,000	11,500,000
WYOMING TOTAL			11,500,000

	Total Municipal Bonds (cost of $6,660,281,037)		6,660,281,037

	Total Investments — 98.2% (cost of $6,660,281,037) (f)		6,660,281,037

	Other Assets & Liabilities, Net — 1.8%		123,156,810

	Net Assets — 100.0%		6,783,437,847

	Notes to Investment Portfolio:
	*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(b)	Parenthetical date represents effective maturity date for the security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $218,940,000, which represents 3.2% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2010.

(e)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.
(f)	Cost for federal income tax purposes is $6,660,281,037.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFG	Permanent School Fund Guarantee
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 22.9%
U.S. Government Obligations — 22.9%
U.S. Treasury Bills
	0.183% 08/26/10 (a)	260,000,000	259,886,647
	0.190% 09/02/10 (a)	235,000,000	234,884,654
	0.200% 07/01/10 (a)	495,000,000	494,917,500
	0.200% 09/02/10 (a)	380,000,000	379,803,667
	0.210% 09/09/10 (a)	100,000,000	99,941,667
	0.265% 10/07/10 (a)	150,400,000	150,258,290
U.S. Treasury Notes
	1.250% 11/30/10	115,000,000	115,568,570
	2.000% 09/30/10	250,000,000	251,328,267
	2.375% 08/31/10	50,000,000	50,269,004
	2.750% 07/31/10	470,000,000	471,897,308
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,508,755,574

	Total Government & Agency Obligations (cost of $2,508,755,574)		2,508,755,574
Repurchase Agreements — 77.1%
	Repurchase agreement with Barclays Capital, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 11/30/16, market value $730,320,068 (repurchase proceeds $716,015,116)	716,000,000	716,000,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 02/15/17, market value $785,400,032 (repurchase proceeds $770,017,111)	770,000,000	770,000,000
	Repurchase agreement with BNP Paribas, dated 05/28/10, due 06/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $653,020,000 (repurchase proceeds $634,015,498)	634,000,000	634,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by a U.S. Treasury obligation maturing 08/31/13, market value $204,000,485 (repurchase proceeds $200,004,222)	200,000,000	200,000,000
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10, at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 02/15/25, market value $252,836,618 (repurchase proceeds $247,884,233)	247,879,000	247,879,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 10/15/44, market value $66,300,001 (repurchase proceeds $65,001,444)	65,000,000	65,000,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 02/15/40, market value $204,005,083 (repurchase proceeds $200,003,333)	200,000,000	200,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 12/19/12, market value $313,127,306 (repurchase proceeds $304,007,093)	304,000,000	304,000,000
	Repurchase agreement with HSBC Bank USA, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/40, market value $510,002,394 (repurchase proceeds $500,010,556)	500,000,000	500,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/52, market value $153,002,010 (repurchase proceeds $150,003,167)	150,000,000	150,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 05/28/10, due 06/01/10 at 0.180%, collateralized by a U.S. Treasury obligation maturing 02/28/17, market value $408,003,895 (repurchase proceeds $400,008,000)	400,000,000	400,000,000
	Repurchase agreement with Morgan Stanley, dated 05/28/10, due 06/01/10 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 12/10/12, market value $261,620,000 (repurchase proceeds $254,005,927)	254,000,000	254,000,000
	Repurchase agreement with Morgan Stanley, dated 05/28/10, due 06/01/10 at 0.180%, collateralized by a U.S. Treasury obligation maturing 01/15/26, market value $306,000,001 (repurchase proceeds $300,006,000)	300,000,000	300,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $30,600,063 (repurchase proceeds $30,000,500)	30,000,000	30,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Royal Bank of Canada, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 04/15/29, market value $714,000,027 (repurchase proceeds $700,015,556)	700,000,000	700,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 12/31/13, market value $714,001,801 (repurchase proceeds $700,015,556)	700,000,000	700,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 03/31/17, market value $377,400,062 (repurchase proceeds $370,008,222)	370,000,000	370,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/28/10, due 06/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $269,860,001 (repurchase proceeds $262,007,278)	262,000,000	262,000,000
	Repurchase agreement with Societe Generale, dated 05/28/10, due 06/01/10 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 08/15/39, market value $1,020,000,008 (repurchase proceeds $1,000,021,111)	1,000,000,000	1,000,000,000
	Repurchase agreement with Societe Generale, dated 05/28/10, due 06/01/10 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/40, market value $102,000,001 (repurchase proceeds $100,002,222)	100,000,000	100,000,000
	Repurchase agreement with UBS Securities, Inc., dated 05/28/10, due 06/01/10 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 07/29/10, market value $306,004,072 (repurchase proceeds $300,006,333)	300,000,000	300,000,000
	Repurchase agreement with UBS Securities, Inc., dated 05/28/10, due 06/01/10 at 0.210%, collateralized by corporate bonds with various maturities to 06/22/12, market value $249,264,259 (repurchase proceeds $242,005,647)	242,000,000	242,000,000

	Total Repurchase Agreements (cost of $8,444,879,000)		8,444,879,000

3

Total Investments — 100.0% (cost of $10,953,634,574)(b)	10,953,634,574

Other Assets & Liabilities, Net — 0.0%	4,289,489

Net Assets — 100.0%	10,957,924,063

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of May 31, 2010.

(a) The rate shown represents the discount rate at the date of purchase.

(b) Cost for federal income tax purposes is $10,953,634,574.

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 21, 2010

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 21, 2010